Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 16, 2026

We have served as the auditor of the Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-1

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	250,096	805,483	4,451,767	5,519,531	4,751,492
Cost	$4,780,205	$14,247,293	$93,613,392	$70,356,359	$51,135,257
Fair Value	$5,206,995	$13,121,319	$120,420,300	$98,192,462	$44,521,478
Due from Sponsor Company	—	103	571	500	337
Receivable for fund shares sold	—	—	—	—	—

Total assets	5,206,995	13,121,422	120,420,871	98,192,962	44,521,815

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	103	571	500	337

Total liabilities	—	103	571	500	337

Net assets:
For contract liabilities	$5,206,995	$13,121,319	$120,420,300	$98,192,462	$44,521,478

Deferred contracts in the accumulation period:
Units owned by participants #	305,101	286,195	1,939,007	1,220,436	2,293,431
Contract liability	$5,206,995	$13,121,319	$120,420,300	$98,192,462	$44,521,478

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-2

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,787,511	1,600,123	4,036,642	5,310,381	2,975,290
Cost	$74,153,004	$29,623,289	$309,453,486	$247,184,654	$54,127,731
Fair Value	$106,232,032	$30,466,351	$560,285,871	$351,972,022	$66,110,948
Due from Sponsor Company	—	109	305	2,504	459
Receivable for fund shares sold	3,104	—	—	—	—

Total assets	106,235,136	30,466,460	560,286,176	351,974,526	66,111,407

Liabilities:
Due to Sponsor Company	3,104	—	—	—	—
Payable for fund shares purchased	—	109	305	2,504	459

Total liabilities	3,104	109	305	2,504	459

Net assets:
For contract liabilities	$106,232,032	$30,466,351	$560,285,871	$351,972,022	$66,110,948

Deferred contracts in the accumulation period:
Units owned by participants #	12,680,031	5,329,779	51,336,578	39,709,872	1,269,501
Contract liability	$106,232,032	$30,466,351	$560,285,871	$351,972,022	$66,110,948

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,215,252	40,276	1,243,982	482,511	168,862
Cost	$26,613,212	$653,801	$29,140,367	$6,048,370	$2,160,407
Fair Value	$38,924,525	$709,656	$36,610,378	$5,804,606	$2,217,162
Due from Sponsor Company	931	—	—	—	—
Receivable for fund shares sold	—	—	1,650	—	—

Total assets	38,925,456	709,656	36,612,028	5,804,606	2,217,162

Liabilities:
Due to Sponsor Company	—	—	1,650	—	—
Payable for fund shares purchased	931	—	—	—	—

Total liabilities	931	—	1,650	—	—

Net assets:
For contract liabilities	$38,924,525	$709,656	$36,610,378	$5,804,606	$2,217,162

Deferred contracts in the accumulation period:
Units owned by participants #	502,055	95,990	2,678,753	240,047	78,778
Contract liability	$38,924,525	$709,656	$36,610,378	$5,804,606	$2,217,162

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	458,633	39,885,455	1,752,074	1,134,553	18,007
Cost	$6,850,104	$39,885,455	$71,067,496	$38,599,817	$385,885
Fair Value	$8,039,832	$39,885,455	$99,622,928	$39,902,239	$495,557
Due from Sponsor Company	—	4,805	—	239	—
Receivable for fund shares sold	—	—	666	—	—

Total assets	8,039,832	39,890,260	99,623,594	39,902,478	495,557

Liabilities:
Due to Sponsor Company	—	—	666	—	—
Payable for fund shares purchased	—	4,805	—	239	—

Total liabilities	—	4,805	666	239	—

Net assets:
For contract liabilities	$8,039,832	$39,885,455	$99,622,928	$39,902,239	$495,557

Deferred contracts in the accumulation period:
Units owned by participants #	243,791	3,289,216	1,122,974	690,993	77,621
Contract liability	$8,039,832	$39,885,455	$99,622,928	$39,902,239	$495,557

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,628,065	1,657,872	2,505,345	2,269,024	858,099
Cost	$39,857,498	$31,142,327	$42,754,034	$32,848,041	$9,273,015
Fair Value	$39,841,462	$31,599,033	$40,336,056	$31,471,356	$8,194,843
Due from Sponsor Company	2,520	2,191	—	—	61
Receivable for fund shares sold	—	—	—	1,396	—

Total assets	39,843,982	31,601,224	40,336,056	31,472,752	8,194,904

Liabilities:
Due to Sponsor Company	—	—	—	1,396	—
Payable for fund shares purchased	2,520	2,191	—	—	61

Total liabilities	2,520	2,191	—	1,396	61

Net assets:
For contract liabilities	$39,841,462	$31,599,033	$40,336,056	$31,471,356	$8,194,843

Deferred contracts in the accumulation period:
Units owned by participants #	1,207,850	772,674	864,066	411,376	400,329
Contract liability	$39,841,462	$31,599,033	$40,336,056	$31,471,356	$8,194,843

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	24,385	2,775,052	4,597,625	5,592,269	8,743,381
Cost	$268,601	$76,494,962	$216,630,723	$92,487,265	$190,700,077
Fair Value	$417,471	$81,253,524	$244,731,589	$129,684,707	$199,961,134
Due from Sponsor Company	—	1,207	—	—	—
Receivable for fund shares sold	—	—	8,264	1,509	2,196

Total assets	417,471	81,254,731	244,739,853	129,686,216	199,963,330

Liabilities:
Due to Sponsor Company	—	—	8,264	1,509	2,196
Payable for fund shares purchased	—	1,207	—	—	—

Total liabilities	—	1,207	8,264	1,509	2,196

Net assets:
For contract liabilities	$417,471	$81,253,524	$244,731,589	$129,684,707	$199,961,134

Deferred contracts in the accumulation period:
Units owned by participants #	7,635	6,650,204	7,081,901	12,231,960	8,663,512
Contract liability	$417,471	$81,253,524	$244,731,589	$129,684,707	$199,961,134

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,706,561	2,976,295	1,684,939	1,072,026	8,177,723
Cost	$38,227,809	$88,121,724	$31,412,091	$83,261,025	$90,333,655
Fair Value	$55,673,960	$69,050,055	$33,597,688	$100,052,217	$78,424,364
Due from Sponsor Company	2,264	—	889	—	1,137
Receivable for fund shares sold	—	4,932	—	1,072	—

Total assets	55,676,224	69,054,987	33,598,577	100,053,289	78,425,501

Liabilities:
Due to Sponsor Company	—	4,932	—	1,072	—
Payable for fund shares purchased	2,264	—	889	—	1,137

Total liabilities	2,264	4,932	889	1,072	1,137

Net assets:
For contract liabilities	$55,673,960	$69,050,055	$33,597,688	$100,052,217	$78,424,364

Deferred contracts in the accumulation period:
Units owned by participants #	6,244,135	4,174,560	3,203,212	5,480,454	17,712,333
Contract liability	$55,673,960	$69,050,055	$33,597,688	$100,052,217	$78,424,364

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,158,889	63,762	260,269	430,143	1,652,598
Cost	$32,028,617	$4,194,599	$4,116,115	$4,404,157	$28,298,331
Fair Value	$32,631,327	$5,164,751	$4,622,376	$3,707,835	$35,183,818
Due from Sponsor Company	1,864	—	—	—	2,980
Receivable for fund shares sold	—	—	—	—	—

Total assets	32,633,191	5,164,751	4,622,376	3,707,835	35,186,798

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,864	—	—	—	2,980

Total liabilities	1,864	—	—	—	2,980

Net assets:
For contract liabilities	$32,631,327	$5,164,751	$4,622,376	$3,707,835	$35,183,818

Deferred contracts in the accumulation period:
Units owned by participants #	14,557,029	81,095	88,421	176,202	643,552
Contract liability	$32,631,327	$5,164,751	$4,622,376	$3,707,835	$35,183,818

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	25,578	129,617	914,166	316,368	705,698
Cost	$777,068	$4,229,981	$10,284,817	$5,682,555	$8,103,465
Fair Value	$921,578	$4,680,471	$10,064,969	$6,346,336	$7,487,451
Due from Sponsor Company	—	30	—	2	84
Receivable for fund shares sold	—	—	1,009	—	—

Total assets	921,578	4,680,501	10,065,978	6,346,338	7,487,535

Liabilities:
Due to Sponsor Company	—	—	1,009	—	—
Payable for fund shares purchased	—	30	—	2	84

Total liabilities	—	30	1,009	2	84

Net assets:
For contract liabilities	$921,578	$4,680,471	$10,064,969	$6,346,336	$7,487,451

Deferred contracts in the accumulation period:
Units owned by participants #	13,161	205,558	169,918	122,880	284,262
Contract liability	$921,578	$4,680,471	$10,064,969	$6,346,336	$7,487,451

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	788,023	322,740	131,809	532,082	805,201
Cost	$12,710,090	$11,066,277	$3,767,064	$9,192,175	$10,242,276
Fair Value	$15,634,369	$13,542,164	$3,448,117	$8,300,477	$9,485,266
Due from Sponsor Company	1,085	79	—	—	60
Receivable for fund shares sold	—	—	—	1,457	—

Total assets	15,635,454	13,542,243	3,448,117	8,301,934	9,485,326

Liabilities:
Due to Sponsor Company	—	—	—	1,457	—
Payable for fund shares purchased	1,085	79	—	—	60

Total liabilities	1,085	79	—	1,457	60

Net assets:
For contract liabilities	$15,634,369	$13,542,164	$3,448,117	$8,300,477	$9,485,266

Deferred contracts in the accumulation period:
Units owned by participants #	235,398	282,455	50,564	100,347	487,343
Contract liability	$15,634,369	$13,542,164	$3,448,117	$8,300,477	$9,485,266

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,171,714	709,997	63,648	403,087	170,349
Cost	$26,442,678	$13,612,144	$2,926,921	$14,405,038	$3,663,045
Fair Value	$27,336,082	$15,804,539	$3,771,141	$14,632,074	$3,653,987
Due from Sponsor Company	—	75	—	—	—
Receivable for fund shares sold	518	—	—	—	—

Total assets	27,336,600	15,804,614	3,771,141	14,632,074	3,653,987

Liabilities:
Due to Sponsor Company	518	—	—	—	—
Payable for fund shares purchased	—	75	—	—	—

Total liabilities	518	75	—	—	—

Net assets:
For contract liabilities	$27,336,082	$15,804,539	$3,771,141	$14,632,074	$3,653,987

Deferred contracts in the accumulation period:
Units owned by participants #	618,731	348,117	54,238	277,059	58,705
Contract liability	$27,336,082	$15,804,539	$3,771,141	$14,632,074	$3,653,987

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	140,459	314,437	11,573	383,155	17,667
Cost	$3,369,110	$5,227,788	$77,241	$9,356,727	$306,584
Fair Value	$3,892,128	$6,776,125	$54,162	$13,920,012	$343,982
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,892,128	6,776,125	54,162	13,920,012	343,982

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$3,892,128	$6,776,125	$54,162	$13,920,012	$343,982

Deferred contracts in the accumulation period:
Units owned by participants #	74,811	80,720	1,296	139,938	3,214
Contract liability	$3,892,128	$6,776,125	$54,162	$13,920,012	$343,982

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	251,743	57,529	977,354	428,830	515,814
Cost	$4,103,837	$819,165	$6,503,432	$4,555,244	$7,957,358
Fair Value	$4,893,889	$1,029,194	$5,678,429	$3,559,285	$10,373,021
Due from Sponsor Company	584	—	57	—	574
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,894,473	1,029,194	5,678,486	3,559,285	10,373,595

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	584	—	57	—	574

Total liabilities	584	—	57	—	574

Net assets:
For contract liabilities	$4,893,889	$1,029,194	$5,678,429	$3,559,285	$10,373,021

Deferred contracts in the accumulation period:
Units owned by participants #	49,939	12,197	77,789	82,322	223,073
Contract liability	$4,893,889	$1,029,194	$5,678,429	$3,559,285	$10,373,021

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,227	21,861	48,516	26,335	289,449
Cost	$85,103	$274,977	$782,599	$26,335	$9,808,519
Fair Value	$135,492	$352,395	$1,146,928	$26,335	$14,107,762
Due from Sponsor Company	—	—	—	—	122
Receivable for fund shares sold	—	—	—	—	—

Total assets	135,492	352,395	1,146,928	26,335	14,107,884

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	122

Total liabilities	—	—	—	—	122

Net assets:
For contract liabilities	$135,492	$352,395	$1,146,928	$26,335	$14,107,762

Deferred contracts in the accumulation period:
Units owned by participants #	3,282	7,823	14,440	12,145	79,739
Contract liability	$135,492	$352,395	$1,146,928	$26,335	$14,107,762

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	670,523	115,754	597,039	781,964	612,415
Cost	$8,003,054	$1,649,352	$9,727,725	$10,172,653	$5,378,906
Fair Value	$7,248,351	$1,877,522	$7,863,004	$11,064,794	$3,937,828
Due from Sponsor Company	525	—	50	—	81
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,248,876	1,877,522	7,863,054	11,064,794	3,937,909

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	525	—	50	—	81

Total liabilities	525	—	50	—	81

Net assets:
For contract liabilities	$7,248,351	$1,877,522	$7,863,004	$11,064,794	$3,937,828

Deferred contracts in the accumulation period:
Units owned by participants #	188,853	56,684	445,067	430,878	64,906
Contract liability	$7,248,351	$1,877,522	$7,863,004	$11,064,794	$3,937,828

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,700,947	2,913,840	398,682	448,341	456,855
Cost	$18,415,486	$78,100,269	$9,300,356	$2,549,360	$11,196,789
Fair Value	$31,467,517	$112,445,078	$11,214,921	$2,111,685	$16,305,157
Due from Sponsor Company	—	2,181	—	—	189
Receivable for fund shares sold	10,154	—	1,639	—	—

Total assets	31,477,671	112,447,259	11,216,560	2,111,685	16,305,346

Liabilities:
Due to Sponsor Company	10,154	—	1,639	—	—
Payable for fund shares purchased	—	2,181	—	—	189

Total liabilities	10,154	2,181	1,639	—	189

Net assets:
For contract liabilities	$31,467,517	$112,445,078	$11,214,921	$2,111,685	$16,305,157

Deferred contracts in the accumulation period:
Units owned by participants #	610,843	3,939,469	227,826	109,065	163,684
Contract liability	$31,467,517	$112,445,078	$11,214,921	$2,111,685	$16,305,157

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	43,652	1,413,873	854,308	331,184	75,752
Cost	$614,834	$8,457,489	$9,004,664	$5,101,170	$2,766,043
Fair Value	$832,881	$8,115,634	$6,996,782	$6,560,758	$3,507,312
Due from Sponsor Company	—	—	104	21	2
Receivable for fund shares sold	—	—	—	—	—

Total assets	832,881	8,115,634	6,996,886	6,560,779	3,507,314

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	104	21	2

Total liabilities	—	—	104	21	2

Net assets:
For contract liabilities	$832,881	$8,115,634	$6,996,782	$6,560,758	$3,507,312

Deferred contracts in the accumulation period:
Units owned by participants #	15,049	212,473	325,398	151,094	33,522
Contract liability	$832,881	$8,115,634	$6,996,782	$6,560,758	$3,507,312

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	780,193	31,805
Cost	$9,398,332	$2,263,698
Fair Value	$13,715,787	$2,392,036
Due from Sponsor Company	153	—
Receivable for fund shares sold	—	—

Total assets	13,715,940	2,392,036

Liabilities:
Due to Sponsor Company	—	—
Payable for fund shares purchased	153	—

Total liabilities	153	—

Net assets:
For contract liabilities	$13,715,787	$2,392,036

Deferred contracts in the accumulation period:
Units owned by participants #	268,663	135,439
Contract liability	$13,715,787	$2,392,036

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$108,543	$78,900	$2,325,381	$1,327,556	$1,875,436

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,864)	(83,303)	1,545,408	1,828,508	(343,231)
Net realized gain distributions	—	1,488,761	7,954,363	6,301,093	—
Change in unrealized appreciation (depreciation)	1,490,525	(1,168,251)	4,915,824	5,345,704	1,508,564

Net gain (loss) on investments	1,473,661	237,207	14,415,595	13,475,305	1,165,333

Net increase (decrease) in net assets resulting from operations	$1,582,204	$316,107	$16,740,976	$14,802,861	$3,040,769

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,372,457	$102,194	$800,957	$3,041,068	$814,970

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,845,768	(103,033)	15,263,526	7,073,367	357,606
Net realized gain distributions	12,086,813	645,909	40,931,771	54,714,932	—
Change in unrealized appreciation (depreciation)	4,025,868	3,354,668	40,048,205	(9,779,087)	13,191,551

Net gain (loss) on investments	17,958,449	3,897,544	96,243,502	52,009,212	13,549,157

Net increase (decrease) in net assets resulting from operations	$19,330,906	$3,999,738	$97,044,459	$55,050,280	$14,364,127

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$406,575	$17,096	$623,875	$169,897	$54,307

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	878,009	1,095	487,397	(13,392)	91
Net realized gain distributions	1,463,679	30,304	1,927,162	63,698	111,855
Change in unrealized appreciation (depreciation)	6,170,071	45,862	3,006,754	299,731	92,928

Net gain (loss) on investments	8,511,759	77,261	5,421,313	350,037	204,874

Net increase (decrease) in net assets resulting from operations	$8,918,334	$94,357	$6,045,188	$519,934	$259,181

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$165,931	$1,555,401	$—	$93,717	$7,705

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	76,267	—	2,741,581	48,838	4,183
Net realized gain distributions	317,139	—	15,598,464	4,520,789	42,832
Change in unrealized appreciation (depreciation)	465,846	—	(353,063)	(507,385)	31,161

Net gain (loss) on investments	859,252	—	17,986,982	4,062,242	78,176

Net increase (decrease) in net assets resulting from operations	$1,025,183	$1,555,401	$17,986,982	$4,155,959	$85,881

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,954,092	$561,994	$795,943	$330,749	$396,346

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(137,455)	24,496	(104,775)	(210,090)	(104,999)
Net realized gain distributions	410,742	3,115,179	3,921,628	2,579,545	84
Change in unrealized appreciation (depreciation)	2,327,633	2,493,942	(323,822)	(425,873)	291,099

Net gain (loss) on investments	2,600,920	5,633,617	3,493,031	1,943,582	186,184

Net increase (decrease) in net assets resulting from operations	$4,555,012	$6,195,611	$4,288,974	$2,274,331	$582,530

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,194	$1,537,650	$1,531,854	$517,390	$2,999,697

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,420	522,505	2,340,686	2,473,163	1,004,237
Net realized gain distributions	14,067	7,457,254	27,491,084	12,187,847	29,826,009
Change in unrealized appreciation (depreciation)	28,206	(443,142)	(1,257,841)	1,449,869	(3,200,110)

Net gain (loss) on investments	46,693	7,536,617	28,573,929	16,110,879	27,630,136

Net increase (decrease) in net assets resulting from operations	$52,887	$9,074,267	$30,105,783	$16,628,269	$30,629,833

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$867,675	$—	$136,766	$1,170,493	$4,201,142

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,068,895	(840,648)	(103,489)	1,466,366	(969,632)
Net realized gain distributions	409,022	13,356,499	—	12,915,621	—
Change in unrealized appreciation (depreciation)	11,232,796	(12,766,871)	3,892,410	(8,010,286)	2,228,186

Net gain (loss) on investments	12,710,713	(251,020)	3,788,921	6,371,701	1,258,554

Net increase (decrease) in net assets resulting from operations	$13,578,388	$(251,020)	$3,925,687	$7,542,194	$5,459,696

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,684,626	$—	$9,233	$246,654	$487,872

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	141,183	202,227	100,428	(16,974)	700,882
Net realized gain distributions	—	468,012	663,411	—	3,615,454
Change in unrealized appreciation (depreciation)	(377,738)	(168,959)	27,870	75,515	544,202

Net gain (loss) on investments	(236,555)	501,280	791,709	58,541	4,860,538

Net increase (decrease) in net assets resulting from operations	$1,448,071	$501,280	$800,942	$305,195	$5,348,410

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$5,777	$63,859	$31,969	$—	$435,359

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,130	36,700	8,855	37,137	(81,539)
Net realized gain distributions	66,505	283,431	943,197	270,749	—
Change in unrealized appreciation (depreciation)	50,658	296,046	(108,732)	170,095	248,593

Net gain (loss) on investments	127,293	616,177	843,320	477,981	167,054

Net increase (decrease) in net assets resulting from operations	$133,070	$680,036	$875,289	$477,981	$602,413

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$87,723	$73,041	$52,059	$—	$411,991

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	162,473	162,526	10,046	(112,631)	(47,122)
Net realized gain distributions	1,162,999	1,353,243	1,332,307	—	—
Change in unrealized appreciation (depreciation)	774,054	438,126	(971,358)	1,071,337	274,657

Net gain (loss) on investments	2,099,526	1,953,895	370,995	958,706	227,535

Net increase (decrease) in net assets resulting from operations	$2,187,249	$2,026,936	$423,054	$958,706	$639,526

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$724,135	$243,799	$—	$—	$11,011

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	80,412	182,294	47,433	92,100	(7,404)
Net realized gain distributions	1,930,925	1,134,162	458,448	2,687,303	220,931
Change in unrealized appreciation (depreciation)	93,484	292,083	(81,736)	(803,497)	280,196

Net gain (loss) on investments	2,104,821	1,608,539	424,145	1,975,906	493,723

Net increase (decrease) in net assets resulting from operations	$2,828,956	$1,852,338	$424,145	$1,975,906	$504,734

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$8,715	$24,485	$3,402	$205,476	$7,826

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	61,875	68,917	(1,649)	237,693	553
Net realized gain distributions	387,527	425,305	—	858,925	37,676
Change in unrealized appreciation (depreciation)	(170,879)	40,220	2,806	1,146,598	(1,546)

Net gain (loss) on investments	278,523	534,442	1,157	2,243,216	36,683

Net increase (decrease) in net assets resulting from operations	$287,238	$558,927	$4,559	$2,448,692	$44,509

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$136,272	$—	$356,346	$183,269	$22,430

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,460	5,486	(66,301)	(159,049)	172,243
Net realized gain distributions	—	62,517	—	—	587,986
Change in unrealized appreciation (depreciation)	1,146,518	70,737	180,904	238,219	2,244,738

Net gain (loss) on investments	1,152,978	138,740	114,603	79,170	3,004,967

Net increase (decrease) in net assets resulting from operations	$1,289,250	$138,740	$470,949	$262,439	$3,027,397

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,037	$4,651	$6,803	$1,015	$118,133

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,393	3,858	21,828	—	281,280
Net realized gain distributions	—	2,852	89,699	—	1,517,082
Change in unrealized appreciation (depreciation)	32,900	85,432	53,256	—	(511,395)

Net gain (loss) on investments	34,293	92,142	164,783	—	1,286,967

Net increase (decrease) in net assets resulting from operations	$35,330	$96,793	$171,586	$1,015	$1,405,100

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$48,761	$40,157	$—	$90,115	$16,332

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(134,315)	5,470	(203,315)	11,682	(353,454)
Net realized gain distributions	667,259	112,128	—	773,649	—
Change in unrealized appreciation (depreciation)	(228,128)	278,863	1,305,736	1,327,177	799,394

Net gain (loss) on investments	304,816	396,461	1,102,421	2,112,508	445,940

Net increase (decrease) in net assets resulting from operations	$353,577	$436,618	$1,102,421	$2,202,623	$462,272

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$1,212,794	$174,503	$132,089	$213,770

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,380,617	2,695,626	156,790	(67,569)	286,703
Net realized gain distributions	2,666,845	6,044,344	613,090	—	1,022,569
Change in unrealized appreciation (depreciation)	99,271	7,166,651	830,858	113,879	1,287,023

Net gain (loss) on investments	4,146,733	15,906,621	1,600,738	46,310	2,596,295

Net increase (decrease) in net assets resulting from operations	$4,146,733	$17,119,415	$1,775,241	$178,399	$2,810,065

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$20,133	$519,166	$346,266	$613	$22,108

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,539	(86,907)	(320,291)	240,575	36,180
Net realized gain distributions	—	—	—	337,708	388,935
Change in unrealized appreciation (depreciation)	189,714	241,523	462,900	1,149,480	(103,596)

Net gain (loss) on investments	192,253	154,616	142,609	1,727,763	321,519

Net increase (decrease) in net assets resulting from operations	$212,386	$673,782	$488,875	$1,728,376	$343,627

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	350,285	13,126
Net realized gain distributions	1,216,571	200,457
Change in unrealized appreciation (depreciation)	146,348	(112,273)

Net gain (loss) on investments	1,713,204	101,310

Net increase (decrease) in net assets resulting from operations	$1,713,204	$101,310

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$108,543	$78,900	$2,325,381	$1,327,556	$1,875,436
Net realized gain (loss) on security transactions	(16,864)	(83,303)	1,545,408	1,828,508	(343,231)
Net realized gain distributions	—	1,488,761	7,954,363	6,301,093	—
Change in unrealized appreciation (depreciation)	1,490,525	(1,168,251)	4,915,824	5,345,704	1,508,564

Net increase (decrease) in net assets resulting from operations	1,582,204	316,107	16,740,976	14,802,861	3,040,769

Unit transactions:
Purchases	—	262,661	2,208,083	1,384,282	1,429,445
Net transfers	(29,351)	(640,788)	578,175	51,332	555,341
Surrenders for benefit payments and fees	(117,798)	(843,330)	(2,634,588)	(2,720,006)	(857,451)
Other transactions	—	(25)	(110)	1	130
Death benefits	(63,427)	(62,537)	(2,363,377)	(1,116,156)	(568,909)
Net loan activity	(14,300)	(141,084)	230,177	(609,164)	(136,730)
Cost of insurance and other fees	(120,987)	(354,377)	(3,829,965)	(2,599,991)	(1,554,660)

Net increase (decrease) in net assets resulting from unit transactions	(345,863)	(1,779,480)	(5,811,605)	(5,609,702)	(1,132,834)

Net increase (decrease) in net assets	1,236,341	(1,463,373)	10,929,371	9,193,159	1,907,935

Net assets:
Beginning of period	3,970,654	14,584,692	109,490,929	88,999,303	42,613,543
End of period	$5,206,995	$13,121,319	$120,420,300	$98,192,462	$44,521,478

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,372,457	$102,194	$800,957	$3,041,068	$814,970
Net realized gain (loss) on security transactions	1,845,768	(103,033)	15,263,526	7,073,367	357,606
Net realized gain distributions	12,086,813	645,909	40,931,771	54,714,932	—
Change in unrealized appreciation (depreciation)	4,025,868	3,354,668	40,048,205	(9,779,087)	13,191,551

Net increase (decrease) in net assets resulting from operations	19,330,906	3,999,738	97,044,459	55,050,280	14,364,127

Unit transactions:
Purchases	1,390,030	743,553	5,675,063	4,497,563	1,696,132
Net transfers	(422,677)	(263,385)	(2,592,854)	(2,843,375)	(16,251)
Surrenders for benefit payments and fees	(2,640,721)	(1,042,213)	(17,300,921)	(10,078,115)	(2,488,451)
Other transactions	105	130	2,921	144	31
Death benefits	(1,268,442)	(442,935)	(5,446,283)	(4,865,232)	(792,935)
Net loan activity	(481,332)	(211,775)	(4,001,019)	(1,350,457)	(488,950)
Cost of insurance and other fees	(2,376,813)	(880,135)	(11,859,938)	(7,781,235)	(1,933,333)

Net increase (decrease) in net assets resulting from unit transactions	(5,799,850)	(2,096,760)	(35,523,031)	(22,420,707)	(4,023,757)

Net increase (decrease) in net assets	13,531,056	1,902,978	61,521,428	32,629,573	10,340,370

Net assets:
Beginning of period	92,700,976	28,563,373	498,764,443	319,342,449	55,770,578
End of period	$106,232,032	$30,466,351	$560,285,871	$351,972,022	$66,110,948

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$406,575	$17,096	$623,875	$169,897	$54,307
Net realized gain (loss) on security transactions	878,009	1,095	487,397	(13,392)	91
Net realized gain distributions	1,463,679	30,304	1,927,162	63,698	111,855
Change in unrealized appreciation (depreciation)	6,170,071	45,862	3,006,754	299,731	92,928

Net increase (decrease) in net assets resulting from operations	8,918,334	94,357	6,045,188	519,934	259,181

Unit transactions:
Purchases	873,425	—	592,931	32,008	48,540
Net transfers	(207,026)	(2)	(12,459)	630,050	(21)
Surrenders for benefit payments and fees	(1,646,880)	(1,595)	(1,140,685)	—	(29,999)
Other transactions	—	—	91	—	—
Death benefits	(378,385)	(383)	(377,677)	(1,760)	(801)
Net loan activity	(380,485)	(25)	(126,202)	(159,211)	(43)
Cost of insurance and other fees	(1,183,532)	(30,549)	(1,112,117)	(109,329)	(82,293)

Net increase (decrease) in net assets resulting from unit transactions	(2,922,883)	(32,554)	(2,176,118)	391,758	(64,617)

Net increase (decrease) in net assets	5,995,451	61,803	3,869,070	911,692	194,564

Net assets:
Beginning of period	32,929,074	647,853	32,741,308	4,892,914	2,022,598
End of period	$38,924,525	$709,656	$36,610,378	$5,804,606	$2,217,162

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$165,931	$1,555,401	$—	$93,717	$7,705
Net realized gain (loss) on security transactions	76,267	—	2,741,581	48,838	4,183
Net realized gain distributions	317,139	—	15,598,464	4,520,789	42,832
Change in unrealized appreciation (depreciation)	465,846	—	(353,063)	(507,385)	31,161

Net increase (decrease) in net assets resulting from operations	1,025,183	1,555,401	17,986,982	4,155,959	85,881

Unit transactions:
Purchases	162,882	3,612,889	1,345,383	775,031	—
Net transfers	392,000	4,492,097	(366,616)	128,543	(527)
Surrenders for benefit payments and fees	(80,492)	(7,290,927)	(2,980,921)	(1,865,411)	(344)
Other transactions	—	(121)	(22)	52	—
Death benefits	(56,719)	(702,934)	(1,026,387)	(323,721)	—
Net loan activity	(432)	105,012	(985,558)	(277,041)	(36)
Cost of insurance and other fees	(231,041)	(2,736,845)	(2,541,295)	(1,107,715)	(14,532)

Net increase (decrease) in net assets resulting from unit transactions	186,198	(2,520,829)	(6,555,416)	(2,670,262)	(15,439)

Net increase (decrease) in net assets	1,211,381	(965,428)	11,431,566	1,485,697	70,442

Net assets:
Beginning of period	6,828,451	40,850,883	88,191,362	38,416,542	425,115
End of period	$8,039,832	$39,885,455	$99,622,928	$39,902,239	$495,557

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,954,092	$561,994	$795,943	$330,749	$396,346
Net realized gain (loss) on security transactions	(137,455)	24,496	(104,775)	(210,090)	(104,999)
Net realized gain distributions	410,742	3,115,179	3,921,628	2,579,545	84
Change in unrealized appreciation (depreciation)	2,327,633	2,493,942	(323,822)	(425,873)	291,099

Net increase (decrease) in net assets resulting from operations	4,555,012	6,195,611	4,288,974	2,274,331	582,530

Unit transactions:
Purchases	920,381	657,164	—	625,244	191,467
Net transfers	(330,640)	(486,179)	(201,727)	12,068	549,396
Surrenders for benefit payments and fees	(823,564)	(543,598)	(805,280)	(1,559,275)	(197,964)
Other transactions	(90)	28	1	52	(26)
Death benefits	(615,452)	(528,319)	(543,537)	(314,458)	(66,215)
Net loan activity	(146,958)	(154,846)	(260,437)	(228,134)	(109,834)
Cost of insurance and other fees	(1,372,274)	(1,098,733)	(1,122,225)	(902,737)	(292,147)

Net increase (decrease) in net assets resulting from unit transactions	(2,368,597)	(2,154,483)	(2,933,205)	(2,367,240)	74,677

Net increase (decrease) in net assets	2,186,415	4,041,128	1,355,769	(92,909)	657,207

Net assets:
Beginning of period	37,655,047	27,557,905	38,980,287	31,564,265	7,537,636
End of period	$39,841,462	$31,599,033	$40,336,056	$31,471,356	$8,194,843

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,194	$1,537,650	$1,531,854	$517,390	$2,999,697
Net realized gain (loss) on security transactions	4,420	522,505	2,340,686	2,473,163	1,004,237
Net realized gain distributions	14,067	7,457,254	27,491,084	12,187,847	29,826,009
Change in unrealized appreciation (depreciation)	28,206	(443,142)	(1,257,841)	1,449,869	(3,200,110)

Net increase (decrease) in net assets resulting from operations	52,887	9,074,267	30,105,783	16,628,269	30,629,833

Unit transactions:
Purchases	—	2,427,247	4,207,696	1,643,117	3,124,941
Net transfers	(9)	(281,075)	(1,159,980)	4,244	(1,590,915)
Surrenders for benefit payments and fees	(1,342)	(2,452,407)	(10,685,047)	(4,078,304)	(6,133,617)
Other transactions	—	(823)	360	204	(301)
Death benefits	(1,710)	(1,616,309)	(2,984,304)	(1,221,319)	(3,030,674)
Net loan activity	(844)	(618,792)	(1,164,312)	(869,738)	(1,051,145)
Cost of insurance and other fees	(10,285)	(3,788,743)	(7,118,282)	(3,225,294)	(5,761,407)

Net increase (decrease) in net assets resulting from unit transactions	(14,190)	(6,330,902)	(18,903,869)	(7,747,090)	(14,443,118)

Net increase (decrease) in net assets	38,697	2,743,365	11,201,914	8,881,179	16,186,715

Net assets:
Beginning of period	378,774	78,510,159	233,529,675	120,803,528	183,774,419
End of period	$417,471	$81,253,524	$244,731,589	$129,684,707	$199,961,134

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$867,675	$—	$136,766	$1,170,493	$4,201,142
Net realized gain (loss) on security transactions	1,068,895	(840,648)	(103,489)	1,466,366	(969,632)
Net realized gain distributions	409,022	13,356,499	—	12,915,621	—
Change in unrealized appreciation (depreciation)	11,232,796	(12,766,871)	3,892,410	(8,010,286)	2,228,186

Net increase (decrease) in net assets resulting from operations	13,578,388	(251,020)	3,925,687	7,542,194	5,459,696

Unit transactions:
Purchases	1,430,468	1,448,414	638,721	2,195,231	2,796,380
Net transfers	(823,213)	(233,228)	66,990	(68,732)	749,939
Surrenders for benefit payments and fees	(2,099,486)	(2,507,241)	(1,054,409)	(3,076,307)	(2,155,484)
Other transactions	96	160	(23)	(553)	(769)
Death benefits	(357,810)	(1,345,541)	(337,042)	(1,214,756)	(1,377,593)
Net loan activity	(265,087)	(198,534)	(373,937)	(442,607)	(856,977)
Cost of insurance and other fees	(1,820,422)	(2,308,308)	(1,054,154)	(3,575,052)	(3,265,688)

Net increase (decrease) in net assets resulting from unit transactions	(3,935,454)	(5,144,278)	(2,113,854)	(6,182,776)	(4,110,192)

Net increase (decrease) in net assets	9,642,934	(5,395,298)	1,811,833	1,359,418	1,349,504

Net assets:
Beginning of period	46,031,026	74,445,353	31,785,855	98,692,799	77,074,860
End of period	$55,673,960	$69,050,055	$33,597,688	$100,052,217	$78,424,364

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,684,626	$—	$9,233	$246,654	$487,872
Net realized gain (loss) on security transactions	141,183	202,227	100,428	(16,974)	700,882
Net realized gain distributions	—	468,012	663,411	—	3,615,454
Change in unrealized appreciation (depreciation)	(377,738)	(168,959)	27,870	75,515	544,202

Net increase (decrease) in net assets resulting from operations	1,448,071	501,280	800,942	305,195	5,348,410

Unit transactions:
Purchases	2,571,059	123,703	67,899	84,235	581,757
Net transfers	(284,713)	85,240	33,496	127,297	105,266
Surrenders for benefit payments and fees	(827,808)	(149,768)	(262,331)	(40,951)	(1,813,623)
Other transactions	(276)	—	—	—	—
Death benefits	(341,120)	(28,525)	(90,603)	—	(351,632)
Net loan activity	81,829	(248,622)	(16,927)	592	(362,031)
Cost of insurance and other fees	(2,634,153)	(162,882)	(127,885)	(81,179)	(901,224)

Net increase (decrease) in net assets resulting from unit transactions	(1,435,182)	(380,854)	(396,351)	89,994	(2,741,487)

Net increase (decrease) in net assets	12,889	120,426	404,591	395,189	2,606,923

Net assets:
Beginning of period	32,618,438	5,044,325	4,217,785	3,312,646	32,576,895
End of period	$32,631,327	$5,164,751	$4,622,376	$3,707,835	$35,183,818

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,777	$63,859	$31,969	$—	$435,359
Net realized gain (loss) on security transactions	10,130	36,700	8,855	37,137	(81,539)
Net realized gain distributions	66,505	283,431	943,197	270,749	—
Change in unrealized appreciation (depreciation)	50,658	296,046	(108,732)	170,095	248,593

Net increase (decrease) in net assets resulting from operations	133,070	680,036	875,289	477,981	602,413

Unit transactions:
Purchases	—	83,282	—	98,625	122,655
Net transfers	121,617	(36,966)	(70,875)	12,787	(318,892)
Surrenders for benefit payments and fees	(36,092)	(110,838)	(381,304)	(163,433)	(248,742)
Other transactions	—	(25)	—	—	—
Death benefits	(121,690)	(24,206)	(65,530)	(5,036)	(30,924)
Net loan activity	(11,495)	(36,019)	(91,736)	(44,012)	(8,338)
Cost of insurance and other fees	(22,299)	(109,974)	(229,762)	(154,685)	(178,239)

Net increase (decrease) in net assets resulting from unit transactions	(69,959)	(234,746)	(839,207)	(255,754)	(662,480)

Net increase (decrease) in net assets	63,111	445,290	36,082	222,227	(60,067)

Net assets:
Beginning of period	858,467	4,235,181	10,028,887	6,124,109	7,547,518
End of period	$921,578	$4,680,471	$10,064,969	$6,346,336	$7,487,451

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$87,723	$73,041	$52,059	$—	$411,991
Net realized gain (loss) on security transactions	162,473	162,526	10,046	(112,631)	(47,122)
Net realized gain distributions	1,162,999	1,353,243	1,332,307	—	—
Change in unrealized appreciation (depreciation)	774,054	438,126	(971,358)	1,071,337	274,657

Net increase (decrease) in net assets resulting from operations	2,187,249	2,026,936	423,054	958,706	639,526

Unit transactions:
Purchases	240,136	250,251	68,113	150,308	174,379
Net transfers	(26,225)	(254,089)	197,941	(153,549)	378,140
Surrenders for benefit payments and fees	(398,009)	(158,317)	(10,834)	(63,117)	(152,145)
Other transactions	—	—	—	—	—
Death benefits	(181,828)	(148,473)	(97,903)	(117,129)	(102,466)
Net loan activity	(60,197)	(82,679)	(195,858)	(15,237)	(34,022)
Cost of insurance and other fees	(368,376)	(371,967)	(115,879)	(224,331)	(316,229)

Net increase (decrease) in net assets resulting from unit transactions	(794,499)	(765,274)	(154,420)	(423,055)	(52,343)

Net increase (decrease) in net assets	1,392,750	1,261,662	268,634	535,651	587,183

Net assets:
Beginning of period	14,241,619	12,280,502	3,179,483	7,764,826	8,898,083
End of period	$15,634,369	$13,542,164	$3,448,117	$8,300,477	$9,485,266

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$724,135	$243,799	$—	$—	$11,011
Net realized gain (loss) on security transactions	80,412	182,294	47,433	92,100	(7,404)
Net realized gain distributions	1,930,925	1,134,162	458,448	2,687,303	220,931
Change in unrealized appreciation (depreciation)	93,484	292,083	(81,736)	(803,497)	280,196

Net increase (decrease) in net assets resulting from operations	2,828,956	1,852,338	424,145	1,975,906	504,734

Unit transactions:
Purchases	701,022	194,252	—	302,934	67,178
Net transfers	7,640	37,736	(493)	(2,775)	(24,526)
Surrenders for benefit payments and fees	(950,152)	(282,495)	(69,222)	(280,561)	(117,492)
Other transactions	—	(25)	—	—	—
Death benefits	(407,870)	(122,401)	(23,543)	(193,130)	(14,629)
Net loan activity	(245,847)	(298,654)	(6,259)	(115,172)	(15,185)
Cost of insurance and other fees	(905,290)	(355,547)	(82,610)	(411,349)	(101,211)

Net increase (decrease) in net assets resulting from unit transactions	(1,800,497)	(827,134)	(182,127)	(700,053)	(205,865)

Net increase (decrease) in net assets	1,028,459	1,025,204	242,018	1,275,853	298,869

Net assets:
Beginning of period	26,307,623	14,779,335	3,529,123	13,356,221	3,355,118
End of period	$27,336,082	$15,804,539	$3,771,141	$14,632,074	$3,653,987

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,715	$24,485	$3,402	$205,476	$7,826
Net realized gain (loss) on security transactions	61,875	68,917	(1,649)	237,693	553
Net realized gain distributions	387,527	425,305	—	858,925	37,676
Change in unrealized appreciation (depreciation)	(170,879)	40,220	2,806	1,146,598	(1,546)

Net increase (decrease) in net assets resulting from operations	287,238	558,927	4,559	2,448,692	44,509

Unit transactions:
Purchases	57,000	—	—	—	—
Net transfers	(29,050)	(700)	1	(26,773)	(1)
Surrenders for benefit payments and fees	(72,031)	(115,527)	(44)	(295,310)	(56)
Other transactions	—	—	—	—	—
Death benefits	(156,240)	(48,882)	(706)	(105,482)	—
Net loan activity	(56,523)	(28,215)	(727)	(67,187)	—
Cost of insurance and other fees	(81,863)	(148,979)	(1,968)	(404,121)	(7,779)

Net increase (decrease) in net assets resulting from unit transactions	(338,707)	(342,303)	(3,444)	(898,873)	(7,836)

Net increase (decrease) in net assets	(51,469)	216,624	1,115	1,549,819	36,673

Net assets:
Beginning of period	3,943,597	6,559,501	53,047	12,370,193	307,309
End of period	$3,892,128	$6,776,125	$54,162	$13,920,012	$343,982

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$136,272	$—	$356,346	$183,269	$22,430
Net realized gain (loss) on security transactions	6,460	5,486	(66,301)	(159,049)	172,243
Net realized gain distributions	—	62,517	—	—	587,986
Change in unrealized appreciation (depreciation)	1,146,518	70,737	180,904	238,219	2,244,738

Net increase (decrease) in net assets resulting from operations	1,289,250	138,740	470,949	262,439	3,027,397

Unit transactions:
Purchases	106,403	—	131,397	115,262	345,829
Net transfers	247,307	(25)	53,790	56,848	(482,128)
Surrenders for benefit payments and fees	(30,929)	(11,696)	(48,539)	(193,066)	(228,220)
Other transactions	—	—	—	—	(25)
Death benefits	(30,778)	(4,980)	(153,853)	(165,361)	(203,077)
Net loan activity	(3,096)	(282)	(35,791)	(34,400)	(16,996)
Cost of insurance and other fees	(192,768)	(23,511)	(211,700)	(194,770)	(566,884)

Net increase (decrease) in net assets resulting from unit transactions	96,139	(40,494)	(264,696)	(415,487)	(1,151,501)

Net increase (decrease) in net assets	1,385,389	98,246	206,253	(153,048)	1,875,896

Net assets:
Beginning of period	3,508,500	930,948	5,472,176	3,712,333	8,497,125
End of period	$4,893,889	$1,029,194	$5,678,429	$3,559,285	$10,373,021

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,037	$4,651	$6,803	$1,015	$118,133
Net realized gain (loss) on security transactions	1,393	3,858	21,828	—	281,280
Net realized gain distributions	—	2,852	89,699	—	1,517,082
Change in unrealized appreciation (depreciation)	32,900	85,432	53,256	—	(511,395)

Net increase (decrease) in net assets resulting from operations	35,330	96,793	171,586	1,015	1,405,100

Unit transactions:
Purchases	—	—	—	—	221,501
Net transfers	—	(9,474)	(11,365)	—	(65,369)
Surrenders for benefit payments and fees	(1,607)	(6,014)	(8,077)	—	(443,373)
Other transactions	—	—	—	—	—
Death benefits	—	(3,749)	(33,501)	—	(275,907)
Net loan activity	(11)	(1,541)	(595)	—	(2,781)
Cost of insurance and other fees	(4,040)	(12,983)	(20,904)	(889)	(499,797)

Net increase (decrease) in net assets resulting from unit transactions	(5,658)	(33,761)	(74,442)	(889)	(1,065,726)

Net increase (decrease) in net assets	29,672	63,032	97,144	126	339,374

Net assets:
Beginning of period	105,820	289,363	1,049,784	26,209	13,768,388
End of period	$135,492	$352,395	$1,146,928	$26,335	$14,107,762

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$48,761	$40,157	$—	$90,115	$16,332
Net realized gain (loss) on security transactions	(134,315)	5,470	(203,315)	11,682	(353,454)
Net realized gain distributions	667,259	112,128	—	773,649	—
Change in unrealized appreciation (depreciation)	(228,128)	278,863	1,305,736	1,327,177	799,394

Net increase (decrease) in net assets resulting from operations	353,577	436,618	1,102,421	2,202,623	462,272

Unit transactions:
Purchases	220,803	—	270,969	—	81,874
Net transfers	(249,073)	(7,444)	93,688	99,284	(8,408)
Surrenders for benefit payments and fees	(254,235)	(25,619)	(297,439)	(211,383)	(365,825)
Other transactions	—	—	—	51	—
Death benefits	(30,107)	(1,949)	(78,906)	(171,020)	(12,431)
Net loan activity	13,773	(30,747)	(27,053)	(59,654)	(10,841)
Cost of insurance and other fees	(245,860)	(32,481)	(380,597)	(339,843)	(145,011)

Net increase (decrease) in net assets resulting from unit transactions	(544,699)	(98,240)	(419,338)	(682,565)	(460,642)

Net increase (decrease) in net assets	(191,122)	338,378	683,083	1,520,058	1,630

Net assets:
Beginning of period	7,439,473	1,539,144	7,179,921	9,544,736	3,936,198
End of period	$7,248,351	$1,877,522	$7,863,004	$11,064,794	$3,937,828

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,212,794	$174,503	$132,089	$213,770
Net realized gain (loss) on security transactions	1,380,617	2,695,626	156,790	(67,569)	286,703
Net realized gain distributions	2,666,845	6,044,344	613,090	—	1,022,569
Change in unrealized appreciation (depreciation)	99,271	7,166,651	830,858	113,879	1,287,023

Net increase (decrease) in net assets resulting from operations	4,146,733	17,119,415	1,775,241	178,399	2,810,065

Unit transactions:
Purchases	531,755	1,709,284	244,630	43,022	295,597
Net transfers	(206,879)	2,397,977	506,103	(95,360)	266,656
Surrenders for benefit payments and fees	(1,558,885)	(2,606,121)	(327,902)	(55,601)	(337,857)
Other transactions	(103)	(107)	—	—	—
Death benefits	(479,278)	(1,495,754)	(129,417)	(22,789)	(245,352)
Net loan activity	(69,824)	(1,633,373)	(339,554)	(6,289)	(53,319)
Cost of insurance and other fees	(1,256,571)	(3,216,144)	(297,387)	(55,006)	(525,072)

Net increase (decrease) in net assets resulting from unit transactions	(3,039,785)	(4,844,238)	(343,527)	(192,023)	(599,347)

Net increase (decrease) in net assets	1,106,948	12,275,177	1,431,714	(13,624)	2,210,718

Net assets:
Beginning of period	30,360,569	100,169,901	9,783,207	2,125,309	14,094,439
End of period	$31,467,517	$112,445,078	$11,214,921	$2,111,685	$16,305,157

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,133	$519,166	$346,266	$613	$22,108
Net realized gain (loss) on security transactions	2,539	(86,907)	(320,291)	240,575	36,180
Net realized gain distributions	—	—	—	337,708	388,935
Change in unrealized appreciation (depreciation)	189,714	241,523	462,900	1,149,480	(103,596)

Net increase (decrease) in net assets resulting from operations	212,386	673,782	488,875	1,728,376	343,627

Unit transactions:
Purchases	16,239	243,154	313,267	186,831	62,425
Net transfers	82,947	(163,769)	(145,916)	748,356	102,530
Surrenders for benefit payments and fees	(1,601)	(542,220)	(593,233)	(166,675)	(136,363)
Other transactions	—	(25)	25	—	—
Death benefits	—	(109,703)	(47,230)	(239,656)	(96,609)
Net loan activity	(1,117)	(39,651)	(33,523)	(241,814)	(32,101)
Cost of insurance and other fees	(19,208)	(283,114)	(316,661)	(178,291)	(99,256)

Net increase (decrease) in net assets resulting from unit transactions	77,260	(895,328)	(823,271)	108,751	(199,374)

Net increase (decrease) in net assets	289,646	(221,546)	(334,396)	1,837,127	144,253

Net assets:
Beginning of period	543,235	8,337,180	7,331,178	4,723,631	3,363,059
End of period	$832,881	$8,115,634	$6,996,782	$6,560,758	$3,507,312

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—
Net realized gain (loss) on security transactions	350,285	13,126
Net realized gain distributions	1,216,571	200,457
Change in unrealized appreciation (depreciation)	146,348	(112,273)

Net increase (decrease) in net assets resulting from operations	1,713,204	101,310

Unit transactions:
Purchases	137,949	—
Net transfers	(43,891)	(21,786)
Surrenders for benefit payments and fees	(245,160)	(147,744)
Other transactions	25	—
Death benefits	(233,315)	(3,894)
Net loan activity	(42,913)	(19,788)
Cost of insurance and other fees	(257,789)	(49,149)

Net increase (decrease) in net assets resulting from unit transactions	(685,094)	(242,361)

Net increase (decrease) in net assets	1,028,110	(141,051)

Net assets:
Beginning of period	12,687,677	2,533,087
End of period	$13,715,787	$2,392,036

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$94,991	$93,589	$2,299,704	$1,378,520	$1,772,236
Net realized gain (loss) on security transactions	(82,778)	(7,825)	1,506,912	1,434,783	(416,222)
Net realized gain distributions	—	737,501	4,482,346	704,328	—
Change in unrealized appreciation (depreciation)	184,637	525,866	7,606,266	11,406,511	(849,092)

Net increase (decrease) in net assets resulting from operations	196,850	1,349,131	15,895,228	14,924,142	506,922

Unit transactions:
Purchases	—	280,650	2,384,466	1,405,749	1,612,162
Net transfers	(56,946)	(343,610)	391,025	(1,048,046)	1,303,609
Surrenders for benefit payments and fees	(105,787)	(348,165)	(3,030,320)	(1,985,746)	(1,322,023)
Other transactions	—	—	153	111	97
Death benefits	(47,091)	(64,645)	(1,733,404)	(1,202,401)	(843,976)
Net loan activity	(4,692)	(168,714)	(141,275)	(265,407)	(85,164)
Cost of insurance and other fees	(115,578)	(405,861)	(3,929,377)	(2,652,803)	(1,704,208)

Net increase (decrease) in net assets resulting from unit transactions	(330,094)	(1,050,345)	(6,058,732)	(5,748,543)	(1,039,503)

Net increase (decrease) in net assets	(133,244)	298,786	9,836,496	9,175,599	(532,581)

Net assets:
Beginning of period	4,103,898	14,285,906	99,654,433	79,823,704	43,146,124
End of period	$3,970,654	$14,584,692	$109,490,929	$88,999,303	$42,613,543

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,453,917	$306,586	$1,535,569	$3,364,123	$696,281
Net realized gain (loss) on security transactions	2,178,916	(138,398)	13,874,833	7,799,841	80,906
Net realized gain distributions	2,722,358	1,064,102	10,542,874	13,621,502	—
Change in unrealized appreciation (depreciation)	5,523,460	(561,415)	99,432,579	40,456,851	1,113,775

Net increase (decrease) in net assets resulting from operations	11,878,651	670,875	125,385,855	65,242,317	1,890,962

Unit transactions:
Purchases	1,503,340	797,481	5,888,311	4,680,657	1,802,158
Net transfers	(1,487,614)	71,392	(7,139,159)	(2,371,865)	106,295
Surrenders for benefit payments and fees	(2,745,612)	(1,121,138)	(16,377,733)	(9,411,849)	(2,142,463)
Other transactions	(337)	420	(250)	4,644	(20)
Death benefits	(1,137,138)	(386,287)	(6,432,884)	(5,749,626)	(613,331)
Net loan activity	(473,167)	(11,319)	(2,439,829)	(1,647,565)	(111,962)
Cost of insurance and other fees	(2,447,408)	(925,921)	(11,716,318)	(8,021,380)	(2,044,250)

Net increase (decrease) in net assets resulting from unit transactions	(6,787,936)	(1,575,372)	(38,217,862)	(22,516,984)	(3,003,573)

Net increase (decrease) in net assets	5,090,715	(904,497)	87,167,993	42,725,333	(1,112,611)

Net assets:
Beginning of period	87,610,261	29,467,870	411,596,450	276,617,116	56,883,189
End of period	$92,700,976	$28,563,373	$498,764,443	$319,342,449	$55,770,578

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$467,699	$15,759	$575,070	$165,572	$60,114
Net realized gain (loss) on security transactions	529,198	742	368,648	(24,682)	(16,438)
Net realized gain distributions	157,071	4,129	1,874,768	4,178	88,874
Change in unrealized appreciation (depreciation)	998,074	32,449	1,675,264	96,436	66,554

Net increase (decrease) in net assets resulting from operations	2,152,042	53,079	4,493,750	241,504	199,104

Unit transactions:
Purchases	1,023,150	—	618,281	33,236	42,610
Net transfers	(662,512)	3	(95,734)	129,055	(828,527)
Surrenders for benefit payments and fees	(1,226,431)	(8,980)	(916,528)	(149,835)	(538,129)
Other transactions	26	—	84	(28)	—
Death benefits	(203,258)	(3,951)	(416,627)	(35,465)	—
Net loan activity	(20,830)	(6)	(148,122)	758	(43)
Cost of insurance and other fees	(1,144,573)	(29,664)	(1,139,526)	(109,684)	(80,250)

Net increase (decrease) in net assets resulting from unit transactions	(2,234,428)	(42,598)	(2,098,172)	(131,963)	(1,404,339)

Net increase (decrease) in net assets	(82,386)	10,481	2,395,578	109,541	(1,205,235)

Net assets:
Beginning of period	33,011,460	637,372	30,345,730	4,783,373	3,227,833
End of period	$32,929,074	$647,853	$32,741,308	$4,892,914	$2,022,598

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$139,712	$1,892,447	$26,377	$130,503	$7,265
Net realized gain (loss) on security transactions	165,109	—	2,452,358	319,917	7,178
Net realized gain distributions	14,834	—	10,245,951	5,048,440	20,058
Change in unrealized appreciation (depreciation)	344,974	—	10,169,304	317,047	(11,734)

Net increase (decrease) in net assets resulting from operations	664,629	1,892,447	22,893,990	5,815,907	22,767

Unit transactions:
Purchases	139,800	3,968,745	1,426,043	878,108	—
Net transfers	(352,298)	8,349,056	1,897,022	304,959	(6,674)
Surrenders for benefit payments and fees	(701,701)	(6,162,814)	(3,454,247)	(1,783,388)	—
Other transactions	25	(117)	(3)	1	—
Death benefits	—	(282,894)	(1,055,127)	(428,707)	(663)
Net loan activity	(45,497)	146,904	(311,395)	(16,839)	(5,168)
Cost of insurance and other fees	(223,898)	(2,814,518)	(2,406,542)	(1,173,041)	(13,477)

Net increase (decrease) in net assets resulting from unit transactions	(1,183,569)	3,204,362	(3,904,249)	(2,218,907)	(25,982)

Net increase (decrease) in net assets	(518,940)	5,096,809	18,989,741	3,597,000	(3,215)

Net assets:
Beginning of period	7,347,391	35,754,074	69,201,621	34,819,542	428,330
End of period	$6,828,451	$40,850,883	$88,191,362	$38,416,542	$425,115

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,947,621	$496,965	$773,512	$286,584	$346,948
Net realized gain (loss) on security transactions	(200,770)	(18,458)	(214,298)	(190,802)	(112,734)
Net realized gain distributions	159,570	2,088,273	804,387	708,341	—
Change in unrealized appreciation (depreciation)	703,473	(1,246,239)	2,788,440	2,588,622	89,742

Net increase (decrease) in net assets resulting from operations	2,609,894	1,320,541	4,152,041	3,392,745	323,956

Unit transactions:
Purchases	980,259	836,443	—	705,526	205,913
Net transfers	(443,660)	(796,024)	(270,471)	(163,112)	22,473
Surrenders for benefit payments and fees	(845,254)	(745,251)	(1,021,321)	(1,211,684)	(205,898)
Other transactions	(115)	(26)	—	(26)	26
Death benefits	(674,844)	(274,300)	(471,734)	(224,465)	(132,090)
Net loan activity	(171,643)	(154,669)	(297,529)	(186,100)	(633)
Cost of insurance and other fees	(1,394,667)	(1,083,645)	(1,207,464)	(967,652)	(295,194)

Net increase (decrease) in net assets resulting from unit transactions	(2,549,924)	(2,217,472)	(3,268,519)	(2,047,513)	(405,403)

Net increase (decrease) in net assets	59,970	(896,931)	883,522	1,345,232	(81,447)

Net assets:
Beginning of period	37,595,077	28,454,836	38,096,765	30,219,033	7,619,083
End of period	$37,655,047	$27,557,905	$38,980,287	$31,564,265	$7,537,636

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,032	$1,542,155	$1,744,058	$694,695	$3,528,255
Net realized gain (loss) on security transactions	6,730	573,634	2,180,913	2,333,190	1,561,669
Net realized gain distributions	—	5,254,903	9,399,271	4,941,978	12,405,340
Change in unrealized appreciation (depreciation)	45,411	905,676	29,800,947	17,493,987	4,347,633

Net increase (decrease) in net assets resulting from operations	57,173	8,276,368	43,125,189	25,463,850	21,842,897

Unit transactions:
Purchases	—	2,402,379	4,341,620	1,757,209	3,483,578
Net transfers	(32)	370,214	(3,213,361)	(1,094,467)	(711,822)
Surrenders for benefit payments and fees	(5,421)	(2,322,166)	(8,349,290)	(3,815,476)	(7,967,249)
Other transactions	—	789	26	110	1,052
Death benefits	(5,803)	(1,475,144)	(4,695,189)	(951,592)	(2,497,262)
Net loan activity	(23)	(150,880)	(910,622)	(610,960)	(749,533)
Cost of insurance and other fees	(12,637)	(3,818,263)	(7,427,629)	(3,212,886)	(5,823,791)

Net increase (decrease) in net assets resulting from unit transactions	(23,916)	(4,993,071)	(20,254,445)	(7,928,062)	(14,265,027)

Net increase (decrease) in net assets	33,257	3,283,297	22,870,744	17,535,788	7,577,870

Net assets:
Beginning of period	345,517	75,226,862	210,658,931	103,267,740	176,196,549
End of period	$378,774	$78,510,159	$233,529,675	$120,803,528	$183,774,419

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$721,619	$—	$—	$1,597,850	$2,795,835
Net realized gain (loss) on security transactions	496,817	(561,843)	(224,681)	2,543,357	(777,317)
Net realized gain distributions	—	1,792,593	—	2,983,681	—
Change in unrealized appreciation (depreciation)	2,560,230	3,445,670	3,823,022	1,414,790	(230,036)

Net increase (decrease) in net assets resulting from operations	3,778,666	4,676,420	3,598,341	8,539,678	1,788,482

Unit transactions:
Purchases	1,482,903	1,531,923	664,628	2,237,393	2,904,652
Net transfers	(194,562)	(22,127)	(173,555)	(758,001)	1,773,398
Surrenders for benefit payments and fees	(1,943,355)	(3,119,467)	(1,450,347)	(4,275,637)	(2,803,986)
Other transactions	(426)	(165)	(118)	705	509
Death benefits	(543,829)	(1,463,331)	(306,966)	(1,905,797)	(995,752)
Net loan activity	(17,434)	(465,549)	(54,707)	(463,668)	(333,896)
Cost of insurance and other fees	(1,775,341)	(2,501,927)	(1,091,071)	(3,790,137)	(3,379,310)

Net increase (decrease) in net assets resulting from unit transactions	(2,992,044)	(6,040,643)	(2,412,136)	(8,955,142)	(2,834,385)

Net increase (decrease) in net assets	786,622	(1,364,223)	1,186,205	(415,464)	(1,045,903)

Net assets:
Beginning of period	45,244,404	75,809,576	30,599,650	99,108,263	78,120,763
End of period	$46,031,026	$74,445,353	$31,785,855	$98,692,799	$77,074,860

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,442,680	$—	$30,769	$208,657	$498,407
Net realized gain (loss) on security transactions	172,854	98,339	32,598	(47,351)	914,902
Net realized gain distributions	—	—	92,258	—	2,337,860
Change in unrealized appreciation (depreciation)	93,667	1,206,482	830,304	(34,073)	828,663

Net increase (decrease) in net assets resulting from operations	1,709,201	1,304,821	985,929	127,233	4,579,832

Unit transactions:
Purchases	2,645,380	124,456	73,458	88,598	622,285
Net transfers	942,158	313,395	244,770	(86,359)	(974,568)
Surrenders for benefit payments and fees	(1,352,565)	(243,066)	(159,017)	(20,704)	(1,349,530)
Other transactions	(1,279)	25	25	—	—
Death benefits	(2,080,307)	(43,595)	(136,344)	(25,017)	(424,499)
Net loan activity	71,296	(40,326)	14,872	(3,443)	(502,939)
Cost of insurance and other fees	(2,732,773)	(163,960)	(129,576)	(80,887)	(929,652)

Net increase (decrease) in net assets resulting from unit transactions	(2,508,090)	(53,071)	(91,812)	(127,812)	(3,558,903)

Net increase (decrease) in net assets	(798,889)	1,251,750	894,117	(579)	1,020,929

Net assets:
Beginning of period	33,417,327	3,792,575	3,323,668	3,313,225	31,555,966
End of period	$32,618,438	$5,044,325	$4,217,785	$3,312,646	$32,576,895

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,472	$77,811	$32,383	$7,359	$421,387
Net realized gain (loss) on security transactions	28,861	30,882	(49,774)	17,891	(56,502)
Net realized gain distributions	77,729	23,132	233,350	260,321	—
Change in unrealized appreciation (depreciation)	104,434	(100,001)	1,332,941	622,800	103,043

Net increase (decrease) in net assets resulting from operations	217,496	31,824	1,548,900	908,371	467,928

Unit transactions:
Purchases	—	95,816	—	121,304	132,373
Net transfers	(133,571)	(66,889)	(43,600)	209,427	642,788
Surrenders for benefit payments and fees	(49,738)	(144,223)	(497,577)	(170,510)	(339,593)
Other transactions	—	—	—	—	—
Death benefits	(33,028)	(63,381)	(92,147)	(56,966)	(28,804)
Net loan activity	(15,375)	2,120	(64,448)	66,347	(63,298)
Cost of insurance and other fees	(24,193)	(113,080)	(252,537)	(155,642)	(184,585)

Net increase (decrease) in net assets resulting from unit transactions	(255,905)	(289,637)	(950,309)	13,960	158,881

Net increase (decrease) in net assets	(38,409)	(257,813)	598,591	922,331	626,809

Net assets:
Beginning of period	896,876	4,492,994	9,430,296	5,201,778	6,920,709
End of period	$858,467	$4,235,181	$10,028,887	$6,124,109	$7,547,518

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$77,844	$102,938	$24,108	$—	$377,710
Net realized gain (loss) on security transactions	222,784	303,586	139,248	(205,268)	(109,236)
Net realized gain distributions	798,877	893,924	245,298	—	—
Change in unrealized appreciation (depreciation)	1,600,926	950,588	199,165	737,902	(34,793)

Net increase (decrease) in net assets resulting from operations	2,700,431	2,251,036	607,819	532,634	233,681

Unit transactions:
Purchases	268,392	278,460	68,011	151,391	191,568
Net transfers	257,318	14,784	(18,777)	(74,530)	252,723
Surrenders for benefit payments and fees	(652,618)	(1,105,074)	(382,007)	(349,411)	(204,423)
Other transactions	—	(26)	—	—	—
Death benefits	(58,104)	(186,589)	(148,542)	(117,014)	(561,812)
Net loan activity	(404,323)	(12,188)	(5,059)	(65,709)	(8,201)
Cost of insurance and other fees	(383,110)	(367,379)	(132,206)	(244,416)	(362,737)

Net increase (decrease) in net assets resulting from unit transactions	(972,445)	(1,378,012)	(618,580)	(699,689)	(692,882)

Net increase (decrease) in net assets	1,727,986	873,024	(10,761)	(167,055)	(459,201)

Net assets:
Beginning of period	12,513,633	11,407,478	3,190,244	7,931,881	9,357,284
End of period	$14,241,619	$12,280,502	$3,179,483	$7,764,826	$8,898,083

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$659,697	$242,808	$—	$—	$—
Net realized gain (loss) on security transactions	138,947	194,353	47,639	125,327	(43,177)
Net realized gain distributions	1,277,117	1,099,684	—	794,020	326,202
Change in unrealized appreciation (depreciation)	(64,926)	75,533	889,480	1,021,088	400,394

Net increase (decrease) in net assets resulting from operations	2,010,835	1,612,378	937,119	1,940,435	683,419

Unit transactions:
Purchases	703,769	206,890	—	339,079	73,283
Net transfers	(455,863)	(215,386)	(9,891)	(147,999)	(29,733)
Surrenders for benefit payments and fees	(1,188,128)	(378,935)	(101,956)	(719,983)	(321,410)
Other transactions	—	—	—	—	—
Death benefits	(236,656)	(152,676)	(34,922)	(151,323)	(35,068)
Net loan activity	(30,684)	(62,960)	(7,961)	(58,973)	(23,092)
Cost of insurance and other fees	(963,603)	(373,585)	(88,407)	(429,715)	(99,477)

Net increase (decrease) in net assets resulting from unit transactions	(2,171,165)	(976,652)	(243,137)	(1,168,914)	(435,497)

Net increase (decrease) in net assets	(160,330)	635,726	693,982	771,521	247,922

Net assets:
Beginning of period	26,467,953	14,143,609	2,835,141	12,584,700	3,107,196
End of period	$26,307,623	$14,779,335	$3,529,123	$13,356,221	$3,355,118

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$4,402	$158,556	$6,998
Net realized gain (loss) on security transactions	26,706	95,749	(22,043)	244,346	760
Net realized gain distributions	141,770	—	—	544,427	—
Change in unrealized appreciation (depreciation)	254,093	1,220,474	21,697	1,185,330	36,958

Net increase (decrease) in net assets resulting from operations	422,569	1,316,223	4,056	2,132,659	44,716

Unit transactions:
Purchases	58,156	—	—	—	—
Net transfers	266,000	(3,973)	78	(42,287)	4
Surrenders for benefit payments and fees	(80,407)	(276,552)	—	(160,212)	(919)
Other transactions	25	—	—	—	—
Death benefits	(15,007)	(27,779)	(17,941)	(264,119)	(2,016)
Net loan activity	(367)	(16,931)	(5)	(4,562)	—
Cost of insurance and other fees	(79,405)	(158,416)	(2,109)	(406,046)	(7,714)

Net increase (decrease) in net assets resulting from unit transactions	148,995	(483,651)	(19,977)	(877,226)	(10,645)

Net increase (decrease) in net assets	571,564	832,572	(15,921)	1,255,433	34,071

Net assets:
Beginning of period	3,372,033	5,726,929	68,968	11,114,760	273,238
End of period	$3,943,597	$6,559,501	$53,047	$12,370,193	$307,309

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$68,009	$6,916	$297,757	$212,839	$211,075
Net realized gain (loss) on security transactions	(30,165)	18,533	(73,903)	(104,699)	39,152
Net realized gain distributions	—	42,642	—	—	—
Change in unrealized appreciation (depreciation)	95,658	(44,372)	191,400	(12,561)	44,786

Net increase (decrease) in net assets resulting from operations	133,502	23,719	415,254	95,579	295,013

Unit transactions:
Purchases	92,064	—	146,258	129,826	385,622
Net transfers	2,130	(1,305)	300,137	69,309	61,999
Surrenders for benefit payments and fees	(69,243)	(26,136)	(94,148)	(123,733)	(307,088)
Other transactions	—	—	—	—	—
Death benefits	(125,243)	(21,943)	(19,609)	(47,807)	(82,548)
Net loan activity	(249)	(2,784)	(55,039)	(48,407)	(47,592)
Cost of insurance and other fees	(181,394)	(28,591)	(217,311)	(198,304)	(538,053)

Net increase (decrease) in net assets resulting from unit transactions	(281,935)	(80,759)	60,288	(219,116)	(527,660)

Net increase (decrease) in net assets	(148,433)	(57,040)	475,542	(123,537)	(232,647)

Net assets:
Beginning of period	3,656,933	987,988	4,996,634	3,835,870	8,729,772
End of period	$3,508,500	$930,948	$5,472,176	$3,712,333	$8,497,125

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,704	$7,638	$7,807	$1,249	$52,501
Net realized gain (loss) on security transactions	1,231	(636)	6,718	—	450,126
Net realized gain distributions	—	830	52,912	—	86,524
Change in unrealized appreciation (depreciation)	12,543	8,813	161,610	—	2,225,103

Net increase (decrease) in net assets resulting from operations	15,478	16,645	229,047	1,249	2,814,254

Unit transactions:
Purchases	—	—	—	—	230,628
Net transfers	(3,980)	(89)	(3)	—	(163,839)
Surrenders for benefit payments and fees	(184)	(1,493)	(6,795)	—	(651,701)
Other transactions	—	—	—	—	—
Death benefits	—	(27,911)	(233)	—	(162,381)
Net loan activity	(586)	(238)	(5)	—	(57,900)
Cost of insurance and other fees	(3,630)	(11,152)	(20,182)	(858)	(526,892)

Net increase (decrease) in net assets resulting from unit transactions	(8,380)	(40,883)	(27,218)	(858)	(1,332,085)

Net increase (decrease) in net assets	7,098	(24,238)	201,829	391	1,482,169

Net assets:
Beginning of period	98,722	313,601	847,955	25,818	12,286,219
End of period	$105,820	$289,363	$1,049,784	$26,209	$13,768,388

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$73,543	$40,253	$—	$94,986	$—
Net realized gain (loss) on security transactions	(81,892)	397	(264,992)	(42,642)	(1,624,158)
Net realized gain distributions	356,918	—	—	32,510	—
Change in unrealized appreciation (depreciation)	115,671	(54,285)	(688,407)	453,458	2,793,815

Net increase (decrease) in net assets resulting from operations	464,240	(13,635)	(953,399)	538,312	1,169,657

Unit transactions:
Purchases	219,763	—	303,780	—	83,362
Net transfers	(184,302)	(3,104)	51,254	(245,160)	(560,191)
Surrenders for benefit payments and fees	(441,353)	(87,077)	(359,918)	(163,006)	(218,230)
Other transactions	—	—	(58)	51	—
Death benefits	(92,701)	(13,304)	(96,660)	(136,875)	(32,334)
Net loan activity	(51,053)	(19,528)	16,190	(119,975)	(100,772)
Cost of insurance and other fees	(279,246)	(34,005)	(403,092)	(345,703)	(165,284)

Net increase (decrease) in net assets resulting from unit transactions	(828,892)	(157,018)	(488,504)	(1,010,668)	(993,449)

Net increase (decrease) in net assets	(364,652)	(170,653)	(1,441,903)	(472,356)	176,208

Net assets:
Beginning of period	7,804,125	1,709,797	8,621,824	10,017,092	3,759,990
End of period	$7,439,473	$1,539,144	$7,179,921	$9,544,736	$3,936,198

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,611	$1,223,233	$155,664	$128,027	$149,594
Net realized gain (loss) on security transactions	1,034,866	2,088,787	88,078	(42,213)	442,136
Net realized gain distributions	1,128,575	4,067,344	583,470	—	608,880
Change in unrealized appreciation (depreciation)	5,809,197	12,871,604	498,797	32,909	1,157,152

Net increase (decrease) in net assets resulting from operations	7,998,249	20,250,968	1,326,009	118,723	2,357,762

Unit transactions:
Purchases	491,130	1,662,262	257,033	44,289	258,349
Net transfers	648,433	4,989,220	28,057	(1,270)	276,396
Surrenders for benefit payments and fees	(1,196,541)	(4,005,714)	(308,489)	(99,256)	(799,550)
Other transactions	1	41	25	—	25
Death benefits	(493,675)	(1,979,666)	(110,302)	(5,425)	(71,364)
Net loan activity	(94,423)	(320,260)	(41,542)	(2,745)	(44,481)
Cost of insurance and other fees	(1,212,892)	(3,013,500)	(291,673)	(56,511)	(528,612)

Net increase (decrease) in net assets resulting from unit transactions	(1,857,967)	(2,667,617)	(466,891)	(120,918)	(909,237)

Net increase (decrease) in net assets	6,140,282	17,583,351	859,118	(2,195)	1,448,525

Net assets:
Beginning of period	24,220,287	82,586,550	8,924,089	2,127,504	12,645,914
End of period	$30,360,569	$100,169,901	$9,783,207	$2,125,309	$14,094,439

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,694	$482,200	$407,782	$104,294	$6,663
Net realized gain (loss) on security transactions	7,688	(66,995)	(187,478)	40,616	93,928
Net realized gain distributions	—	—	—	—	21,601
Change in unrealized appreciation (depreciation)	(478)	213,993	(45,754)	(4,925)	543,681

Net increase (decrease) in net assets resulting from operations	15,904	629,198	174,550	139,985	665,873

Unit transactions:
Purchases	16,823	247,919	297,956	192,085	60,740
Net transfers	27,022	8,098	38,579	108,892	63,375
Surrenders for benefit payments and fees	(13,425)	(339,091)	(265,880)	(142,845)	(147,329)
Other transactions	—	—	—	—	—
Death benefits	—	(105,899)	(134,408)	(12,234)	(6,632)
Net loan activity	46	(39,767)	3,931	(89,447)	(28,034)
Cost of insurance and other fees	(14,856)	(286,938)	(314,442)	(168,764)	(101,123)

Net increase (decrease) in net assets resulting from unit transactions	15,610	(515,678)	(374,264)	(112,313)	(159,003)

Net increase (decrease) in net assets	31,514	113,520	(199,714)	27,672	506,870

Net assets:
Beginning of period	511,721	8,223,660	7,530,892	4,695,959	2,856,189
End of period	$543,235	$8,337,180	$7,331,178	$4,723,631	$3,363,059

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—
Net realized gain (loss) on security transactions	297,459	16,064
Net realized gain distributions	478,004	—
Change in unrealized appreciation (depreciation)	2,477,139	525,751

Net increase (decrease) in net assets resulting from operations	3,252,602	541,815

Unit transactions:
Purchases	127,912	—
Net transfers	311,310	(131,071)
Surrenders for benefit payments and fees	(521,086)	(57,089)
Other transactions	—	26
Death benefits	(56,565)	(35,500)
Net loan activity	(17,196)	(21,179)
Cost of insurance and other fees	(243,053)	(57,631)

Net increase (decrease) in net assets resulting from unit transactions	(398,678)	(302,444)

Net increase (decrease) in net assets	2,853,924	239,371

Net assets:
Beginning of period	9,833,753	2,293,716
End of period	$12,687,677	$2,533,087

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account VL I (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2025, the Account was comprised of the following Sub-Accounts:

AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B)
American Funds IS® Asset Allocation Fund (Class 2)
American Funds IS® Washington Mutual Investors Fund (Class 2)
American Funds IS® The Bond Fund of America® (Class 2)
American Funds IS® Global Growth Fund (Class 2)
American Funds IS® Global Small Capitalization Fund (Class 2)
American Funds IS® Growth Fund (Class 2)
American Funds IS® Growth-Income Fund (Class 2)
American Funds IS® International Fund (Class 2)
American Funds IS® New World Fund® (Class 2)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class) (formerly Fidelity® VIP Asset Manager Portfolio (Initial Class))
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)

SA-74

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series II)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Value Series (Initial Class)
Invesco V.I. Discovery Large Cap Fund (Series II) (formerly Invesco V.I. Capital Appreciation Fund (Series II))
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Discovery Portfolio (Class II)
Putnam VT Large Cap Growth Fund (Class IA)
BlackRock S&P 500 Index V.I. Fund (Class I)

SA-75

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Large Cap Growth Fund (Class IB)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2025.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are

SA-76

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):
credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2020 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h)    Segment Reporting - The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced

SA-77

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3.    Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:
a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual fee of $25 for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

SA-78

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

Rider Name	Increment	$ or %
Enhanced No Lapse Guarantee Rider	monthly, per $1,000 face amount	$0.10*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.33*
Death Benefit Guarantee Charge	monthly, per $1,000 face amount	$0.06*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.199*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.183*
Child Insurance Rider	monthly, per $1,000 of benefit	$0.50
Accelerated Death Benefit Rider	one time charge when benefit exercised	$300.00
Lifetime No Lapse Guarantee Rider	monthly, per $1,000 of the face amount	$0.06*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.953*
Waiver of Scheduled Premium Option Rider	each time waived	11.00%
Estate Protection Rider	monthly, per $1,000 of the face amount	$0.7437*
Guaranteed Withdrawal Benefit	monthly, account value invested in the Eligible Investment Choices	0.0625%
Last Survivor Yearly Renewable Term	monthly, per $1,000 of the net amount at risk	$2.3245*
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the net amount at risk	$19.34304*
Policy Continuation Rider	one time charge when benefit exercised	7.00%

* Maximum charge

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $54.17 per month. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There were no transactions with related parties during the period ended December 31, 2025.

4.      Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS International Value Portfolio (Class B)	$38	$345,901
AB VPS Discovery Value Portfolio (Class B)	81,613	1,861,093
American Funds IS® Asset Allocation Fund (Class 2)	1,933,342	7,744,947
American Funds IS® Washington Mutual Investors Fund (Class 2)	1,283,821	6,893,523
American Funds IS® The Bond Fund of America® (Class 2)	1,036,786	2,169,621
American Funds IS® Global Growth Fund (Class 2)	554,824	6,354,675
American Funds IS® Global Small Capitalization Fund (Class 2)	223,352	2,320,113
American Funds IS® Growth Fund (Class 2)	785,255	36,308,286
American Funds IS® Growth-Income Fund (Class 2)	432,051	22,852,758
American Funds IS® International Fund (Class 2)	523,482	4,547,238
American Funds IS® New World Fund® (Class 2)	529,189	3,452,072
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	32,555
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	278,004	2,454,121
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	645,673	253,916

SA-79

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	$31,377	$95,993
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	760,496	574,298
Fidelity® VIP Government Money Market Portfolio (Service Class)	11,196,420	13,717,249
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	1,343,394	7,898,810
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	519,024	3,189,285
Fidelity® VIP Overseas Portfolio (Initial Class)	—	15,438
Franklin Income VIP Fund (Class 2)	551,687	2,920,284
Franklin Mutual Global Discovery VIP Fund (Class 2)	146,470	2,300,953
Franklin Mutual Shares VIP Fund (Class 2)	11,351	2,944,556
Franklin Small Cap Value VIP Fund (Class 2)	585,669	2,952,909
Franklin Strategic Income VIP Fund (Class 1)	764,297	689,619
Putnam VT George Putnam Balanced Fund (Class IA)	9	14,199
Hartford Balanced HLS Fund (Class IA)	704,415	7,035,315
Hartford Capital Appreciation HLS Fund (Class IA)	1,120,160	20,024,029
Hartford Disciplined Equity HLS Fund (Class IA)	797,639	8,544,730
Hartford Dividend and Growth HLS Fund (Class IA)	220,005	14,663,122
Hartford International Opportunities HLS Fund (Class IA)	379,586	4,315,040
Hartford MidCap HLS Fund (Class IA)	612,793	5,757,071
Hartford Small Company HLS Fund (Class IA)	646,726	2,760,578
Hartford Stock HLS Fund (Class IA)	377,219	6,559,994
Hartford Total Return Bond HLS Fund (Class IA)	2,008,014	6,118,206
Hartford Ultrashort Bond HLS Fund (Class IA)	3,138,049	4,573,231
Invesco V.I. American Franchise Fund (Series I)	595,880	976,735
Invesco V.I. American Value Fund (Series II)	541,092	937,443
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	179,294	89,300
Invesco V.I. Comstock Fund (Series II)	455,504	3,196,990
Invesco V.I. Core Equity Fund (Series I)	—	69,959
Invesco V.I. EQV International Equity Fund (Series I)	113,002	347,748
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	839,206
Invesco V.I. Small Cap Equity Fund (Series I)	122,887	378,642
Lord Abbett Bond Debenture Portfolio (Class VC)	582,380	1,244,861
Lord Abbett Dividend Growth Portfolio (Class VC)	97,716	892,214
Lord Abbett Growth and Income Portfolio (Class VC)	75,607	840,880
MFS® Investors Trust Series (Initial Class)	276,684	431,104
MFS® New Discovery Series (Initial Class)	66,351	489,407
MFS® Total Return Bond Series (Initial Class)	487,746	540,089
MFS® Total Return Series (Initial Class)	271,050	2,071,547
MFS® Value Series (Initial Class)	496,260	1,323,394
Invesco V.I. Discovery Large Cap Fund (Series II)	—	182,126
Invesco V.I. Global Fund (Series II)	239,179	939,232
Invesco V.I. Main Street Fund® (Series II)	13,392	219,257
Invesco V.I. Main Street Small Cap Fund® (Series II)	112,141	450,848
Putnam VT Small Cap Growth Fund (Class IB)	111	342,414
Putnam VT Diversified Income Fund (Class IA)	—	3,444

SA-80

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Large Cap Value Fund (Class IA)	$—	$898,872
Putnam VT Global Asset Allocation Fund (Class IA)	—	7,836
Putnam VT Focused International Equity Fund (Class IA)	272,755	176,617
Putnam VT Global Health Care Fund (Class IA)	—	40,494
Putnam VT High Yield Fund (Class IA)	87,121	351,816
Putnam VT Income Fund (Class IA)	93,003	508,491
Putnam VT International Equity Fund (Class IA)	296,419	1,447,920
Putnam VT Emerging Markets Equity Fund (Class IA)	—	5,659
Putnam VT International Value Fund (Class IA)	—	33,762
Putnam VT Core Equity Fund (Class IA)	—	74,442
Putnam VT Government Money Market Fund (Class IA)	—	889
Putnam VT Sustainable Leaders Fund (Class IA)	60,180	1,125,907
Putnam VT Small Cap Value Fund (Class IB)	233,306	778,005
Templeton Foreign VIP Fund (Class 2)	—	98,239
Templeton Global Bond VIP Fund (Class 2)	231,215	650,553
Templeton Growth VIP Fund (Class 2)	116,917	799,483
Morgan Stanley VIF Discovery Portfolio (Class II)	420,359	881,002
Putnam VT Large Cap Growth Fund (Class IA)	563,421	3,603,207
BlackRock S&P 500 Index V.I. Fund (Class I)	4,255,693	9,099,930
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	582,920	926,446
Putnam VT Diversified Income Fund (Class IB)	101,993	294,017
Putnam VT Large Cap Value Fund (Class IB)	611,692	1,211,040
Putnam VT Focused International Equity Fund (Class IB)	92,083	14,824
Putnam VT High Yield Fund (Class IB)	134,856	1,030,183
Putnam VT Income Fund (Class IB)	124,510	947,782
Putnam VT International Equity Fund (Class IB)	1,404,261	1,295,509
Putnam VT Sustainable Leaders Fund (Class IB)	28,138	227,512
Putnam VT Large Cap Growth Fund (Class IB)	675,426	1,360,521
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	242,362

5.    Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Value Portfolio (Class B)	3	23,587	(23,584)
AB VPS Discovery Value Portfolio (Class B)	1,877	42,184	(40,307)
American Funds IS® Asset Allocation Fund (Class 2)	32,881	136,367	(103,486)
American Funds IS® Washington Mutual Investors Fund (Class 2)	17,008	93,110	(76,102)
American Funds IS® The Bond Fund of America® (Class 2)	54,885	115,974	(61,089)
American Funds IS® Global Growth Fund (Class 2)	76,990	854,839	(777,849)
American Funds IS® Global Small Capitalization Fund (Class 2)	42,574	441,051	(398,477)
American Funds IS® Growth Fund (Class 2)	84,860	3,693,052	(3,608,192)
American Funds IS® Growth-Income Fund (Class 2)	53,622	2,880,603	(2,826,981)

SA-81

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® International Fund (Class 2)	11,544	99,619	(88,075)
American Funds IS® New World Fund® (Class 2)	7,795	50,641	(42,846)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	4,771	(4,771)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	22,921	195,471	(172,550)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	27,819	10,874	16,945
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	1,169	3,595	(2,426)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	23,522	18,189	5,333
Fidelity® VIP Government Money Market Portfolio (Service Class)	943,737	1,159,136	(215,399)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	17,411	99,247	(81,836)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	9,864	60,561	(50,697)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	2,544	(2,544)
Franklin Income VIP Fund (Class 2)	18,022	95,085	(77,063)
Franklin Mutual Global Discovery VIP Fund (Class 2)	3,843	62,297	(58,454)
Franklin Mutual Shares VIP Fund (Class 2)	264	67,404	(67,140)
Franklin Small Cap Value VIP Fund (Class 2)	8,012	40,806	(32,794)
Franklin Strategic Income VIP Fund (Class 1)	39,749	34,974	4,775
Putnam VT George Putnam Balanced Fund (Class IA)	1	284	(283)
Hartford Balanced HLS Fund (Class IA)	62,140	617,307	(555,167)
Hartford Capital Appreciation HLS Fund (Class IA)	34,741	637,950	(603,209)
Hartford Disciplined Equity HLS Fund (Class IA)	82,462	876,630	(794,168)
Hartford Dividend and Growth HLS Fund (Class IA)	11,557	702,542	(690,985)
Hartford International Opportunities HLS Fund (Class IA)	52,586	540,958	(488,372)
Hartford MidCap HLS Fund (Class IA)	36,863	346,007	(309,144)
Hartford Small Company HLS Fund (Class IA)	72,634	292,674	(220,040)
Hartford Stock HLS Fund (Class IA)	21,649	377,790	(356,141)
Hartford Total Return Bond HLS Fund (Class IA)	465,753	1,430,809	(965,056)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,432,187	2,081,889	(649,702)
Invesco V.I. American Franchise Fund (Series I)	9,376	16,723	(7,347)
Invesco V.I. American Value Fund (Series II)	12,182	21,189	(9,007)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	8,991	4,397	4,594
Invesco V.I. Comstock Fund (Series II)	9,050	63,510	(54,460)
Invesco V.I. Core Equity Fund (Series I)	—	1,081	(1,081)
Invesco V.I. EQV International Equity Fund (Series I)	5,294	16,426	(11,132)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	14,952	(14,952)
Invesco V.I. Small Cap Equity Fund (Series I)	2,484	7,722	(5,238)
Lord Abbett Bond Debenture Portfolio (Class VC)	22,950	49,089	(26,139)
Lord Abbett Dividend Growth Portfolio (Class VC)	1,578	14,874	(13,296)
Lord Abbett Growth and Income Portfolio (Class VC)	1,706	19,668	(17,962)
MFS® Investors Trust Series (Initial Class)	4,223	6,610	(2,387)
MFS® New Discovery Series (Initial Class)	877	6,569	(5,692)
MFS® Total Return Bond Series (Initial Class)	26,056	28,671	(2,615)
MFS® Total Return Series (Initial Class)	6,451	49,647	(43,196)
MFS® Value Series (Initial Class)	11,455	31,235	(19,780)
Invesco V.I. Discovery Large Cap Fund (Series II)	—	2,880	(2,880)

SA-82

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Global Fund (Series II)	5,516	19,326	(13,810)
Invesco V.I. Main Street Fund® (Series II)	230	3,859	(3,629)
Invesco V.I. Main Street Small Cap Fund® (Series II)	2,318	9,704	(7,386)
Putnam VT Small Cap Growth Fund (Class IB)	1	4,301	(4,300)
Putnam VT Diversified Income Fund (Class IA)	—	87	(87)
Putnam VT Large Cap Value Fund (Class IA)	—	10,117	(10,117)
Putnam VT Global Asset Allocation Fund (Class IA)	—	79	(79)
Putnam VT Focused International Equity Fund (Class IA)	3,080	2,101	979
Putnam VT Global Health Care Fund (Class IA)	—	527	(527)
Putnam VT High Yield Fund (Class IA)	1,250	5,064	(3,814)
Putnam VT Income Fund (Class IA)	2,228	12,161	(9,933)
Putnam VT International Equity Fund (Class IA)	7,386	36,486	(29,100)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	166	(166)
Putnam VT International Value Fund (Class IA)	—	853	(853)
Putnam VT Core Equity Fund (Class IA)	—	1,038	(1,038)
Putnam VT Government Money Market Fund (Class IA)	—	418	(418)
Putnam VT Sustainable Leaders Fund (Class IA)	373	7,008	(6,635)
Putnam VT Small Cap Value Fund (Class IB)	6,632	21,827	(15,195)
Templeton Foreign VIP Fund (Class 2)	—	3,350	(3,350)
Templeton Global Bond VIP Fund (Class 2)	13,655	38,915	(25,260)
Templeton Growth VIP Fund (Class 2)	5,398	34,766	(29,368)
Morgan Stanley VIF Discovery Portfolio (Class II)	6,684	14,727	(8,043)
Putnam VT Large Cap Growth Fund (Class IA)	12,571	77,011	(64,440)
BlackRock S&P 500 Index V.I. Fund (Class I)	162,763	354,632	(191,869)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	12,421	20,592	(8,171)
Putnam VT Diversified Income Fund (Class IB)	5,301	15,428	(10,127)
Putnam VT Large Cap Value Fund (Class IB)	7,333	13,932	(6,599)
Putnam VT Focused International Equity Fund (Class IB)	1,963	306	1,657
Putnam VT High Yield Fund (Class IB)	3,700	28,431	(24,731)
Putnam VT Income Fund (Class IB)	5,926	46,203	(40,277)
Putnam VT International Equity Fund (Class IB)	34,054	32,739	1,315
Putnam VT Sustainable Leaders Fund (Class IB)	292	2,351	(2,059)
Putnam VT Large Cap Growth Fund (Class IB)	13,858	29,352	(15,494)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	14,856	(14,856)

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Value Portfolio (Class B)	—	27,369	(27,369)
AB VPS Discovery Value Portfolio (Class B)	3,445	27,834	(24,389)
American Funds IS® Asset Allocation Fund (Class 2)	37,574	159,652	(122,078)
American Funds IS® Washington Mutual Investors Fund (Class 2)	9,850	98,803	(88,953)
American Funds IS® The Bond Fund of America® (Class 2)	88,809	145,790	(56,981)

SA-83

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® Global Growth Fund (Class 2)	22,989	1,024,133	(1,001,144)
American Funds IS® Global Small Capitalization Fund (Class 2)	71,262	390,526	(319,264)
American Funds IS® Growth Fund (Class 2)	28,759	4,765,662	(4,736,903)
American Funds IS® Growth-Income Fund (Class 2)	111,720	3,348,001	(3,236,281)
American Funds IS® International Fund (Class 2)	16,918	87,745	(70,827)
American Funds IS® New World Fund® (Class 2)	7,168	44,345	(37,177)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	6,793	(6,793)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	28,632	225,616	(196,984)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	6,446	12,687	(6,241)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	9,496	67,481	(57,985)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	8,530	50,096	(41,566)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,273,790	989,886	283,904
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	34,209	91,004	(56,795)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	13,346	59,362	(46,016)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	4,688	(4,688)
Franklin Income VIP Fund (Class 2)	13,354	103,719	(90,365)
Franklin Mutual Global Discovery VIP Fund (Class 2)	6,145	73,157	(67,012)
Franklin Mutual Shares VIP Fund (Class 2)	70	81,543	(81,473)
Franklin Small Cap Value VIP Fund (Class 2)	5,348	36,194	(30,846)
Franklin Strategic Income VIP Fund (Class 1)	10,562	32,124	(21,562)
Putnam VT George Putnam Balanced Fund (Class IA)	—	529	(529)
Hartford Balanced HLS Fund (Class IA)	84,800	557,755	(472,955)
Hartford Capital Appreciation HLS Fund (Class IA)	21,442	737,874	(716,432)
Hartford Disciplined Equity HLS Fund (Class IA)	74,926	1,008,973	(934,047)
Hartford Dividend and Growth HLS Fund (Class IA)	44,248	794,740	(750,492)
Hartford International Opportunities HLS Fund (Class IA)	73,843	514,414	(440,571)
Hartford MidCap HLS Fund (Class IA)	27,915	396,617	(368,702)
Hartford Small Company HLS Fund (Class IA)	19,318	287,098	(267,780)
Hartford Stock HLS Fund (Class IA)	20,084	557,224	(537,140)
Hartford Total Return Bond HLS Fund (Class IA)	409,014	1,102,923	(693,909)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,276,680	2,459,025	(1,182,345)
Invesco V.I. American Franchise Fund (Series I)	13,552	14,804	(1,252)
Invesco V.I. American Value Fund (Series II)	12,796	15,249	(2,453)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	6,697	13,384	(6,687)
Invesco V.I. Comstock Fund (Series II)	11,288	89,942	(78,654)
Invesco V.I. Core Equity Fund (Series I)	—	4,448	(4,448)
Invesco V.I. EQV International Equity Fund (Series I)	4,690	19,302	(14,612)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	18,635	(18,635)
Invesco V.I. Small Cap Equity Fund (Series I)	9,741	10,133	(392)
Lord Abbett Bond Debenture Portfolio (Class VC)	31,565	24,911	6,654
Lord Abbett Dividend Growth Portfolio (Class VC)	6,350	24,554	(18,204)
Lord Abbett Growth and Income Portfolio (Class VC)	4,828	40,968	(36,140)
MFS® Investors Trust Series (Initial Class)	913	11,465	(10,552)
MFS® New Discovery Series (Initial Class)	1,234	10,798	(9,564)

SA-84

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Total Return Bond Series (Initial Class)	25,472	63,888	(38,416)
MFS® Total Return Series (Initial Class)	3,806	59,465	(55,659)
MFS® Value Series (Initial Class)	4,865	29,923	(25,058)
Invesco V.I. Discovery Large Cap Fund (Series II)	—	4,290	(4,290)
Invesco V.I. Global Fund (Series II)	4,947	31,402	(26,455)
Invesco V.I. Main Street Fund® (Series II)	788	9,685	(8,897)
Invesco V.I. Main Street Small Cap Fund® (Series II)	6,814	3,620	3,194
Putnam VT Small Cap Growth Fund (Class IB)	—	6,528	(6,528)
Putnam VT Diversified Income Fund (Class IA)	468	993	(525)
Putnam VT Large Cap Value Fund (Class IA)	586	11,594	(11,008)
Putnam VT Global Asset Allocation Fund (Class IA)	—	122	(122)
Putnam VT Focused International Equity Fund (Class IA)	611	4,535	(3,924)
Putnam VT Global Health Care Fund (Class IA)	—	1,009	(1,009)
Putnam VT High Yield Fund (Class IA)	6,066	5,077	989
Putnam VT Income Fund (Class IA)	2,281	7,790	(5,509)
Putnam VT International Equity Fund (Class IA)	9,545	24,836	(15,291)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	280	(280)
Putnam VT International Value Fund (Class IA)	—	1,238	(1,238)
Putnam VT Core Equity Fund (Class IA)	—	441	(441)
Putnam VT Government Money Market Fund (Class IA)	1	422	(421)
Putnam VT Sustainable Leaders Fund (Class IA)	349	9,035	(8,686)
Putnam VT Small Cap Value Fund (Class IB)	2,663	25,929	(23,266)
Templeton Foreign VIP Fund (Class 2)	—	5,991	(5,991)
Templeton Global Bond VIP Fund (Class 2)	15,177	45,407	(30,230)
Templeton Growth VIP Fund (Class 2)	—	48,880	(48,880)
Morgan Stanley VIF Discovery Portfolio (Class II)	8,008	33,820	(25,812)
Putnam VT Large Cap Growth Fund (Class IA)	24,388	69,394	(45,006)
BlackRock S&P 500 Index V.I. Fund (Class I)	211,636	332,339	(120,703)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	3,732	15,422	(11,690)
Putnam VT Diversified Income Fund (Class IB)	1,598	8,595	(6,997)
Putnam VT Large Cap Value Fund (Class IB)	10,412	22,157	(11,745)
Putnam VT Focused International Equity Fund (Class IB)	2,666	2,305	361
Putnam VT High Yield Fund (Class IB)	4,016	19,177	(15,161)
Putnam VT Income Fund (Class IB)	9,082	27,761	(18,679)
Putnam VT International Equity Fund (Class IB)	10,329	13,878	(3,549)
Putnam VT Sustainable Leaders Fund (Class IB)	2,599	4,193	(1,594)
Putnam VT Large Cap Growth Fund (Class IB)	18,886	28,540	(9,654)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	2	18,777	(18,775)

SA-85

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights:
The following is a summary of units outstanding, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS International Value Portfolio (Class B)
2025	305,101	$17.07	to	$17.07	$5,206,995	—%	to	—%	2.32%	to	2.32%	41.27%	to	41.27%
2024	328,685	12.08	to	12.08	3,970,654	—	to	—	2.29	to	2.29	4.81	to	4.81
2023	356,054	11.53	to	11.53	4,103,898	—	to	—	0.69	to	0.69	14.83	to	14.83
2022	385,554	10.04	to	10.04	3,869,962	—	to	—	4.07	to	4.07	(13.79)	to	(13.79)
2021	429,549	11.64	to	11.64	5,001,508	—	to	—	1.67	to	1.67	10.85	to	10.85

AB VPS Discovery Value Portfolio (Class B)
2025	286,195	45.85	to	45.85	13,121,319	—	to	—	0.59	to	0.59	2.64	to	2.64
2024	326,502	44.67	to	44.67	14,584,692	—	to	—	0.64	to	0.64	9.72	to	9.72
2023	350,891	40.71	to	40.71	14,285,906	—	to	—	0.82	to	0.82	16.86	to	16.86
2022	364,111	34.84	to	34.84	12,685,138	—	to	—	0.82	to	0.82	(15.82)	to	(15.82)
2021	378,026	41.38	to	41.38	15,644,499	—	to	—	0.61	to	0.61	35.60	to	35.60

American Funds IS® Asset Allocation Fund (Class 2)
2025	1,939,007	62.10	to	62.10	120,420,300	—	to	—	2.05	to	2.05	15.85	to	15.85
2024	2,042,493	53.61	to	53.61	109,490,929	—	to	—	2.18	to	2.18	16.44	to	16.44
2023	2,164,571	46.04	to	46.04	99,654,433	—	to	—	2.23	to	2.23	14.27	to	14.27
2022	2,306,512	40.29	to	40.29	92,929,307	—	to	—	1.89	to	1.89	(13.40)	to	(13.40)
2021	2,452,757	46.53	to	46.53	114,118,258	—	to	—	1.53	to	1.53	15.10	to	15.10

American Funds IS® Washington Mutual Investors Fund (Class 2)
2025	1,220,436	80.46	to	80.46	98,192,462	—	to	—	1.43	to	1.43	17.21	to	17.21
2024	1,296,538	68.64	to	68.64	88,999,303	—	to	—	1.60	to	1.60	19.14	to	19.14
2023	1,385,491	57.61	to	57.61	79,823,704	—	to	—	1.89	to	1.89	17.29	to	17.29
2022	1,458,093	49.12	to	49.12	71,625,291	—	to	—	1.91	to	1.91	(8.45)	to	(8.45)
2021	1,545,923	53.66	to	53.66	82,951,519	—	to	—	1.45	to	1.45	27.78	to	27.78

American Funds IS® The Bond Fund of America® (Class 2)
2025	2,293,431	19.41	to	19.41	44,521,478	—	to	—	4.31	to	4.31	7.26	to	7.26
2024	2,354,520	18.10	to	18.10	42,613,543	—	to	—	4.13	to	4.13	1.16	to	1.16
2023	2,411,501	17.89	to	17.89	43,146,124	—	to	—	3.46	to	3.46	5.02	to	5.02
2022	2,500,505	17.04	to	17.04	42,600,597	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,581,518	19.49	to	19.49	50,309,508	—	to	—	1.41	to	1.41	(0.31)	to	(0.31)

SA-86

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS® Global Growth Fund (Class 2)
2025	12,680,031	$8.38	to	$8.38	$106,232,032	—%	to	—%	1.40%	to	1.40%	21.63%	to	21.63%
2024	13,457,880	6.89	to	6.89	92,700,976	—	to	—	1.54	to	1.54	13.68	to	13.68
2023	14,459,024	6.06	to	6.06	87,610,261	—	to	—	0.90	to	0.90	22.60	to	22.60
2022	15,407,047	4.94	to	4.94	76,143,938	—	to	—	0.67	to	0.67	(24.74)	to	(24.74)
2021	16,339,403	6.57	to	6.57	107,294,813	—	to	—	0.33	to	0.33	16.42	to	16.42

American Funds IS® Global Small Capitalization Fund (Class 2)
2025	5,329,779	5.72	to	5.72	30,466,351	—	to	—	0.35	to	0.35	14.64	to	14.64
2024	5,728,256	4.99	to	4.99	28,563,373	—	to	—	1.06	to	1.06	2.33	to	2.33
2023	6,047,520	4.87	to	4.87	29,467,870	—	to	—	0.26	to	0.26	16.17	to	16.17
2022	6,331,012	4.19	to	4.19	26,554,354	—	to	—	—	to	—	(29.55)	to	(29.55)
2021	6,699,358	5.95	to	5.95	39,886,769	—	to	—	—	to	—	6.74	to	6.74

American Funds IS® Growth Fund (Class 2)
2025	51,336,578	10.91	to	10.91	560,285,871	—	to	—	0.15	to	0.15	20.23	to	20.23
2024	54,944,770	9.08	to	9.08	498,764,443	—	to	—	0.33	to	0.33	31.63	to	31.63
2023	59,681,673	6.90	to	6.90	411,596,450	—	to	—	0.36	to	0.36	38.48	to	38.48
2022	63,449,735	4.98	to	4.98	315,988,561	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	68,273,611	7.11	to	7.11	485,290,875	—	to	—	0.22	to	0.22	21.99	to	21.99

American Funds IS® Growth-Income Fund (Class 2)
2025	39,709,872	8.86	to	8.86	351,972,022	—	to	—	0.92	to	0.92	18.06	to	18.06
2024	42,536,853	7.51	to	7.51	319,342,449	—	to	—	1.10	to	1.10	24.23	to	24.23
2023	45,773,134	6.04	to	6.04	276,617,116	—	to	—	1.38	to	1.38	26.14	to	26.14
2022	48,649,615	4.79	to	4.79	233,080,793	—	to	—	1.27	to	1.27	(16.49)	to	(16.49)
2021	52,173,166	5.74	to	5.74	299,325,800	—	to	—	1.12	to	1.12	24.09	to	24.09

American Funds IS® International Fund (Class 2)
2025	1,269,501	52.08	to	52.08	66,110,948	—	to	—	1.35	to	1.35	26.76	to	26.76
2024	1,357,576	41.08	to	41.08	55,770,578	—	to	—	1.18	to	1.18	3.16	to	3.16
2023	1,428,403	39.82	to	39.82	56,883,189	—	to	—	1.31	to	1.31	15.84	to	15.84
2022	1,507,061	34.38	to	34.38	51,807,308	—	to	—	1.74	to	1.74	(20.79)	to	(20.79)
2021	1,574,402	43.40	to	43.40	68,323,897	—	to	—	2.41	to	2.41	(1.50)	to	(1.50)

American Funds IS® New World Fund® (Class 2)
2025	502,055	77.53	to	77.53	38,924,525	—	to	—	1.13	to	1.13	28.30	to	28.30
2024	544,901	60.43	to	60.43	32,929,074	—	to	—	1.38	to	1.38	6.56	to	6.56
2023	582,078	56.71	to	56.71	33,011,460	—	to	—	1.46	to	1.46	16.00	to	16.00
2022	612,301	48.89	to	48.89	29,936,912	—	to	—	1.32	to	1.32	(22.10)	to	(22.10)
2021	646,725	62.76	to	62.76	40,588,379	—	to	—	0.85	to	0.85	4.92	to	4.92

Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
2025	95,990	7.39	to	7.39	709,656	—	to	—	2.54	to	2.54	14.98	to	14.98
2024	100,761	6.43	to	6.43	647,853	—	to	—	2.42	to	2.42	8.50	to	8.50
2023	107,554	5.93	to	5.93	637,372	—	to	—	2.27	to	2.27	12.94	to	12.94
2022	121,006	5.25	to	5.25	634,907	—	to	—	2.02	to	2.02	(14.93)	to	(14.93)
2021	133,841	6.17	to	6.17	825,539	—	to	—	1.62	to	1.62	9.92	to	9.92

Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
2025	2,678,753	13.67	to	13.67	36,610,378	—	to	—	1.80	to	1.80	19.02	to	19.02
2024	2,851,303	11.48	to	11.48	32,741,308	—	to	—	1.79	to	1.79	15.35	to	15.35
2023	3,048,287	9.96	to	9.96	30,345,730	—	to	—	1.91	to	1.91	10.65	to	10.65
2022	3,268,866	9.00	to	9.00	29,409,920	—	to	—	1.88	to	1.88	(4.96)	to	(4.96)
2021	3,434,075	9.47	to	9.47	32,508,087	—	to	—	1.90	to	1.90	24.89	to	24.89

SA-87

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
2025	240,047	$24.18	to	$24.18	$5,804,606	—%	to	—%	3.18%	to	3.18%	10.26%	to	10.26%
2024	223,102	21.93	to	21.93	4,892,914	—	to	—	3.37	to	3.37	5.15	to	5.15
2023	229,343	20.86	to	20.86	4,783,373	—	to	—	3.75	to	3.75	9.08	to	9.08
2022	241,138	19.12	to	19.12	4,610,559	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	237,005	22.15	to	22.15	5,248,604	—	to	—	0.81	to	0.81	5.60	to	5.60

Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
2025	78,778	28.14	to	28.14	2,217,162	—	to	—	2.55	to	2.55	13.00	to	13.00
2024	81,204	24.91	to	24.91	2,022,598	—	to	—	2.34	to	2.34	7.40	to	7.40
2023	139,189	23.19	to	23.19	3,227,833	—	to	—	3.14	to	3.14	12.22	to	12.22
2022	82,484	20.66	to	20.66	1,704,520	—	to	—	1.87	to	1.87	(15.97)	to	(15.97)
2021	85,833	24.59	to	24.59	2,110,764	—	to	—	1.07	to	1.07	9.26	to	9.26

Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
2025	243,791	32.98	to	32.98	8,039,832	—	to	—	2.24	to	2.24	15.16	to	15.16
2024	238,458	28.64	to	28.64	6,828,451	—	to	—	1.89	to	1.89	9.14	to	9.14
2023	280,024	26.24	to	26.24	7,347,391	—	to	—	2.48	to	2.48	14.46	to	14.46
2022	234,665	22.92	to	22.92	5,379,508	—	to	—	1.71	to	1.71	(17.09)	to	(17.09)
2021	232,504	27.65	to	27.65	6,428,307	—	to	—	0.98	to	0.98	12.07	to	12.07

Fidelity® VIP Government Money Market Portfolio (Service Class)
2025	3,289,216	12.13	to	12.13	39,885,455	—	to	—	3.96	to	3.96	4.03	to	4.03
2024	3,504,615	11.66	to	11.66	40,850,883	—	to	—	4.88	to	4.88	5.00	to	5.00
2023	3,220,711	11.10	to	11.10	35,754,074	—	to	—	4.69	to	4.69	4.79	to	4.79
2022	3,200,819	10.59	to	10.59	33,908,393	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,938,970	10.45	to	10.45	30,716,999	—	to	—	0.01	to	0.01	0.01	to	0.01

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
2025	1,122,974	88.71	to	88.71	99,622,928	—	to	—	—	to	—	21.19	to	21.19
2024	1,204,810	73.20	to	73.20	88,191,362	—	to	—	0.03	to	0.03	33.45	to	33.45
2023	1,261,605	54.85	to	54.85	69,201,621	—	to	—	0.26	to	0.26	33.12	to	33.12
2022	1,352,658	41.21	to	41.21	55,738,029	—	to	—	0.26	to	0.26	(26.49)	to	(26.49)
2021	1,447,369	56.05	to	56.05	81,130,319	—	to	—	0.03	to	0.03	27.51	to	27.51

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	690,993	57.75	to	57.75	39,902,239	—	to	—	0.25	to	0.25	11.49	to	11.49
2024	741,690	51.80	to	51.80	38,416,542	—	to	—	0.35	to	0.35	17.18	to	17.18
2023	787,706	44.20	to	44.20	34,819,542	—	to	—	0.39	to	0.39	14.80	to	14.80
2022	826,922	38.50	to	38.50	31,840,129	—	to	—	0.27	to	0.27	(14.97)	to	(14.97)
2021	855,231	45.28	to	45.28	38,726,324	—	to	—	0.36	to	0.36	25.31	to	25.31

Fidelity® VIP Overseas Portfolio (Initial Class)
2025	77,621	6.38	to	6.38	495,557	—	to	—	1.61	to	1.61	20.39	to	20.39
2024	80,165	5.30	to	5.30	425,115	—	to	—	1.62	to	1.62	5.05	to	5.05
2023	84,853	5.05	to	5.05	428,330	—	to	—	1.05	to	1.05	20.51	to	20.51
2022	89,949	4.19	to	4.19	376,784	—	to	—	1.06	to	1.06	(24.48)	to	(24.48)
2021	95,219	5.55	to	5.55	528,188	—	to	—	0.53	to	0.53	19.70	to	19.70

Franklin Income VIP Fund (Class 2)
2025	1,207,850	32.99	to	32.99	39,841,462	—	to	—	5.10	to	5.10	12.56	to	12.56
2024	1,284,913	29.31	to	29.31	37,655,047	—	to	—	5.17	to	5.17	7.20	to	7.20
2023	1,375,278	27.34	to	27.34	37,595,077	—	to	—	5.16	to	5.16	8.62	to	8.62
2022	1,458,777	25.17	to	25.17	36,711,936	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,502,992	26.62	to	26.62	40,015,034	—	to	—	4.67	to	4.67	16.75	to	16.75

SA-88

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Mutual Global Discovery VIP Fund (Class 2)
2025	772,674	$40.90	to	$40.90	$31,599,033	—%	to	—%	1.89%	to	1.89%	23.34%	to	23.34%
2024	831,128	33.16	to	33.16	27,557,905	—	to	—	1.74	to	1.74	4.66	to	4.66
2023	898,140	31.68	to	31.68	28,454,836	—	to	—	2.47	to	2.47	20.31	to	20.31
2022	934,682	26.33	to	26.33	24,613,607	—	to	—	1.40	to	1.40	(4.75)	to	(4.75)
2021	975,114	27.65	to	27.65	26,958,577	—	to	—	2.69	to	2.69	19.13	to	19.13

Franklin Mutual Shares VIP Fund (Class 2)
2025	864,066	46.68	to	46.68	40,336,056	—	to	—	2.03	to	2.03	11.52	to	11.52
2024	931,206	41.86	to	41.86	38,980,287	—	to	—	1.98	to	1.98	11.27	to	11.27
2023	1,012,679	37.62	to	37.62	38,096,765	—	to	—	1.88	to	1.88	13.46	to	13.46
2022	1,101,400	33.16	to	33.16	36,517,952	—	to	—	1.82	to	1.82	(7.43)	to	(7.43)
2021	1,197,468	35.82	to	35.82	42,890,395	—	to	—	2.87	to	2.87	19.17	to	19.17

Franklin Small Cap Value VIP Fund (Class 2)
2025	411,376	76.50	to	76.50	31,471,356	—	to	—	1.09	to	1.09	7.65	to	7.65
2024	444,170	71.06	to	71.06	31,564,265	—	to	—	0.93	to	0.93	11.71	to	11.71
2023	475,016	63.62	to	63.62	30,219,033	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	505,228	56.43	to	56.43	28,507,730	—	to	—	0.99	to	0.99	(10.06)	to	(10.06)
2021	545,686	62.74	to	62.74	34,236,311	—	to	—	1.01	to	1.01	25.37	to	25.37

Franklin Strategic Income VIP Fund (Class 1)
2025	400,329	20.47	to	20.47	8,194,843	—	to	—	4.88	to	4.88	7.42	to	7.42
2024	395,554	19.06	to	19.06	7,537,636	—	to	—	4.56	to	4.56	4.32	to	4.32
2023	417,116	18.27	to	18.27	7,619,083	—	to	—	4.75	to	4.75	8.37	to	8.37
2022	461,426	16.86	to	16.86	7,777,620	—	to	—	4.44	to	4.44	(10.46)	to	(10.46)
2021	506,272	18.82	to	18.82	9,529,954	—	to	—	3.43	to	3.43	2.28	to	2.28

Putnam VT George Putnam Balanced Fund (Class IA)
2025	7,635	54.68	to	54.68	417,471	—	to	—	1.59	to	1.59	14.31	to	14.31
2024	7,918	47.84	to	47.84	378,774	—	to	—	1.36	to	1.36	16.94	to	16.94
2023	8,447	40.90	to	40.90	345,517	—	to	—	1.48	to	1.48	20.26	to	20.26
2022	9,115	34.01	to	34.01	310,029	—	to	—	1.17	to	1.17	(15.82)	to	(15.82)
2021	10,611	40.40	to	40.40	428,716	—	to	—	1.03	to	1.03	14.28	to	14.28

Hartford Balanced HLS Fund (Class IA)
2025	6,650,204	12.22	to	12.22	81,253,524	—	to	—	1.94	to	1.94	12.13	to	12.13
2024	7,205,371	10.90	to	10.90	78,510,159	—	to	—	1.97	to	1.97	11.21	to	11.21
2023	7,678,326	9.80	to	9.80	75,226,862	—	to	—	1.89	to	1.89	14.78	to	14.78
2022	8,219,080	8.54	to	8.54	70,156,913	—	to	—	1.81	to	1.81	(13.42)	to	(13.42)
2021	8,637,753	9.86	to	9.86	85,163,749	—	to	—	1.01	to	1.01	19.64	to	19.64

Hartford Capital Appreciation HLS Fund (Class IA)
2025	7,081,901	34.56	to	34.56	244,731,589	—	to	—	0.66	to	0.66	13.72	to	13.72
2024	7,685,110	30.39	to	30.39	233,529,675	—	to	—	0.77	to	0.77	21.19	to	21.19
2023	8,401,542	25.07	to	25.07	210,658,931	—	to	—	0.87	to	0.87	20.00	to	20.00
2022	9,034,482	20.89	to	20.89	188,775,316	—	to	—	0.93	to	0.93	(15.30)	to	(15.30)
2021	9,686,761	24.67	to	24.67	238,961,348	—	to	—	0.47	to	0.47	14.76	to	14.76

Hartford Disciplined Equity HLS Fund (Class IA)
2025	12,231,960	10.60	to	10.60	129,684,707	—	to	—	0.42	to	0.42	14.32	to	14.32
2024	13,026,128	9.27	to	9.27	120,803,528	—	to	—	0.60	to	0.60	25.37	to	25.37
2023	13,960,175	7.40	to	7.40	103,267,740	—	to	—	0.84	to	0.84	21.24	to	21.24
2022	15,069,065	6.10	to	6.10	91,938,323	—	to	—	1.00	to	1.00	(18.96)	to	(18.96)
2021	16,045,870	7.53	to	7.53	120,799,892	—	to	—	0.57	to	0.57	25.52	to	25.52

SA-89

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2025	8,663,512	$23.08	to	$23.08	$199,961,134	—%	to	—%	1.60%	to	1.60%	17.49%	to	17.49%
2024	9,354,497	19.65	to	19.65	183,774,419	—	to	—	1.91	to	1.91	12.67	to	12.67
2023	10,104,989	17.44	to	17.44	176,196,549	—	to	—	1.58	to	1.58	14.18	to	14.18
2022	10,835,275	15.27	to	15.27	165,472,630	—	to	—	1.69	to	1.69	(8.93)	to	(8.93)
2021	11,431,350	16.77	to	16.77	191,703,049	—	to	—	1.31	to	1.31	32.00	to	32.00

Hartford International Opportunities HLS Fund (Class IA)
2025	6,244,135	8.92	to	8.92	55,673,960	—	to	—	1.68	to	1.68	30.41	to	30.41
2024	6,732,507	6.84	to	6.84	46,031,026	—	to	—	1.53	to	1.53	8.40	to	8.40
2023	7,173,078	6.31	to	6.31	45,244,404	—	to	—	1.18	to	1.18	11.71	to	11.71
2022	7,775,152	5.65	to	5.65	43,899,286	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	7,993,902	6.90	to	6.90	55,139,615	—	to	—	1.02	to	1.02	7.82	to	7.82

Hartford MidCap HLS Fund (Class IA)
2025	4,174,560	16.54	to	16.54	69,050,055	—	to	—	—	to	—	(0.38)	to	(0.38)
2024	4,483,704	16.60	to	16.60	74,445,353	—	to	—	—	to	—	6.28	to	6.28
2023	4,852,406	15.62	to	15.62	75,809,576	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	5,182,208	13.60	to	13.60	70,478,959	—	to	—	0.89	to	0.89	(24.30)	to	(24.30)
2021	5,508,184	17.97	to	17.97	98,961,472	—	to	—	—	to	—	9.91	to	9.91

Hartford Small Company HLS Fund (Class IA)
2025	3,203,212	10.49	to	10.49	33,597,688	—	to	—	0.44	to	0.44	12.96	to	12.96
2024	3,423,252	9.29	to	9.29	31,785,855	—	to	—	—	to	—	12.00	to	12.00
2023	3,691,032	8.29	to	8.29	30,599,650	—	to	—	—	to	—	16.74	to	16.74
2022	3,985,206	7.10	to	7.10	28,300,939	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	4,247,401	10.28	to	10.28	43,674,031	—	to	—	—	to	—	1.56	to	1.56

Hartford Stock HLS Fund (Class IA)
2025	5,480,454	18.26	to	18.26	100,052,217	—	to	—	1.19	to	1.19	7.97	to	7.97
2024	5,836,595	16.91	to	16.91	98,692,799	—	to	—	1.57	to	1.57	8.75	to	8.75
2023	6,373,735	15.55	to	15.55	99,108,263	—	to	—	1.31	to	1.31	7.72	to	7.72
2022	6,990,235	14.44	to	14.44	100,907,817	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	7,493,213	15.22	to	15.22	114,026,619	—	to	—	1.22	to	1.22	24.98	to	24.98

Hartford Total Return Bond HLS Fund (Class IA)
2025	17,712,333	4.43	to	4.43	78,424,364	—	to	—	5.41	to	5.41	7.29	to	7.29
2024	18,677,389	4.13	to	4.13	77,074,860	—	to	—	3.59	to	3.59	2.33	to	2.33
2023	19,371,298	4.03	to	4.03	78,120,763	—	to	—	3.42	to	3.42	6.97	to	6.97
2022	20,259,329	3.77	to	3.77	76,377,672	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	21,425,619	4.39	to	4.39	94,155,310	—	to	—	2.43	to	2.43	(0.94)	to	(0.94)

Hartford Ultrashort Bond HLS Fund (Class IA)
2025	14,557,029	2.24	to	2.24	32,631,327	—	to	—	5.13	to	5.13	4.50	to	4.50
2024	15,206,731	2.15	to	2.15	32,618,438	—	to	—	4.28	to	4.28	5.20	to	5.20
2023	16,389,076	2.04	to	2.04	33,417,327	—	to	—	1.28	to	1.28	5.19	to	5.19
2022	18,472,022	1.94	to	1.94	35,807,461	—	to	—	0.22	to	0.22	(0.17)	to	(0.17)
2021	21,301,154	1.94	to	1.94	41,362,155	—	to	—	0.71	to	0.71	(0.19)	to	(0.19)

Invesco V.I. American Franchise Fund (Series I)
2025	81,095	63.69	to	63.69	5,164,751	—	to	—	—	to	—	11.66	to	11.66
2024	88,442	57.04	to	57.04	5,044,325	—	to	—	—	to	—	34.89	to	34.89
2023	89,694	42.28	to	42.28	3,792,575	—	to	—	—	to	—	40.93	to	40.93
2022	83,846	30.00	to	30.00	2,515,707	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	93,631	43.56	to	43.56	4,078,125	—	to	—	—	to	—	11.93	to	11.93

SA-90

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Value Fund (Series II)
2025	88,421	$52.28	to	$52.28	$4,622,376	—%	to	—%	0.22%	to	0.22%	20.76%	to	20.76%
2024	97,428	43.29	to	43.29	4,217,785	—	to	—	0.82	to	0.82	30.10	to	30.10
2023	99,881	33.28	to	33.28	3,323,668	—	to	—	0.37	to	0.37	15.29	to	15.29
2022	116,948	28.86	to	28.86	3,375,487	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	113,352	29.71	to	29.71	3,368,142	—	to	—	0.23	to	0.23	27.62	to	27.62

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2025	176,202	21.04	to	21.04	3,707,835	—	to	—	7.00	to	7.00	9.01	to	9.01
2024	171,608	19.30	to	19.30	3,312,646	—	to	—	6.09	to	6.09	3.88	to	3.88
2023	178,295	18.58	to	18.58	3,313,225	—	to	—	—	to	—	6.63	to	6.63
2022	178,343	17.43	to	17.43	3,107,941	—	to	—	7.38	to	7.38	(14.35)	to	(14.35)
2021	196,193	20.35	to	20.35	3,991,926	—	to	—	3.26	to	3.26	9.54	to	9.54

Invesco V.I. Comstock Fund (Series II)
2025	643,552	54.67	to	54.67	35,183,818	—	to	—	1.46	to	1.46	17.14	to	17.14
2024	698,012	46.67	to	46.67	32,576,895	—	to	—	1.50	to	1.50	14.87	to	14.87
2023	776,666	40.63	to	40.63	31,555,966	—	to	—	1.58	to	1.58	12.09	to	12.09
2022	829,764	36.25	to	36.25	30,075,846	—	to	—	1.37	to	1.37	0.85	to	0.85
2021	828,547	35.94	to	35.94	29,779,798	—	to	—	1.64	to	1.64	33.04	to	33.04

Invesco V.I. Core Equity Fund (Series I)
2025	13,161	70.02	to	70.02	921,578	—	to	—	0.66	to	0.66	16.17	to	16.17
2024	14,242	60.28	to	60.28	858,467	—	to	—	0.69	to	0.69	25.61	to	25.61
2023	18,690	47.99	to	47.99	896,876	—	to	—	0.68	to	0.68	23.36	to	23.36
2022	24,086	38.90	to	38.90	936,948	—	to	—	0.90	to	0.90	(20.55)	to	(20.55)
2021	27,045	48.96	to	48.96	1,324,093	—	to	—	0.66	to	0.66	27.74	to	27.74

Invesco V.I. EQV International Equity Fund (Series I)
2025	205,558	22.77	to	22.77	4,680,471	—	to	—	1.43	to	1.43	16.50	to	16.50
2024	216,690	19.54	to	19.54	4,235,181	—	to	—	1.74	to	1.74	0.62	to	0.62
2023	231,302	19.42	to	19.42	4,492,994	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	240,309	16.44	to	16.44	3,951,064	—	to	—	1.68	to	1.68	(18.31)	to	(18.31)
2021	262,836	20.13	to	20.13	5,289,719	—	to	—	1.26	to	1.26	5.89	to	5.89

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2025	169,918	59.23	to	59.23	10,064,969	—	to	—	0.32	to	0.32	9.19	to	9.19
2024	184,870	54.25	to	54.25	10,028,887	—	to	—	0.33	to	0.33	17.07	to	17.07
2023	203,505	46.34	to	46.34	9,430,296	—	to	—	0.29	to	0.29	14.47	to	14.47
2022	218,287	40.48	to	40.48	8,836,936	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	240,793	47.22	to	47.22	11,369,326	—	to	—	0.45	to	0.45	23.24	to	23.24

Invesco V.I. Small Cap Equity Fund (Series I)
2025	122,880	51.65	to	51.65	6,346,336	—	to	—	—	to	—	8.05	to	8.05
2024	128,118	47.80	to	47.80	6,124,109	—	to	—	0.13	to	0.13	18.09	to	18.09
2023	128,510	40.48	to	40.48	5,201,778	—	to	—	—	to	—	16.57	to	16.57
2022	134,954	34.72	to	34.72	4,685,933	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	155,679	43.68	to	43.68	6,799,979	—	to	—	0.17	to	0.17	20.40	to	20.40

Lord Abbett Bond Debenture Portfolio (Class VC)
2025	284,262	26.34	to	26.34	7,487,451	—	to	—	5.75	to	5.75	8.33	to	8.33
2024	310,401	24.32	to	24.32	7,547,518	—	to	—	5.80	to	5.80	6.72	to	6.72
2023	303,747	22.78	to	22.78	6,920,709	—	to	—	5.12	to	5.12	6.55	to	6.55
2022	319,361	21.38	to	21.38	6,829,020	—	to	—	4.36	to	4.36	(12.80)	to	(12.80)
2021	336,998	24.52	to	24.52	8,264,106	—	to	—	3.05	to	3.05	3.28	to	3.28

SA-91

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Dividend Growth Portfolio (Class VC)
2025	235,398	$66.42	to	$66.42	$15,634,369	—%	to	—%	0.60%	to	0.60%	15.98%	to	15.98%
2024	248,694	57.27	to	57.27	14,241,619	—	to	—	0.56	to	0.56	22.14	to	22.14
2023	266,898	46.89	to	46.89	12,513,633	—	to	—	0.84	to	0.84	16.33	to	16.33
2022	284,540	40.30	to	40.30	11,468,346	—	to	—	0.85	to	0.85	(13.55)	to	(13.55)
2021	298,847	46.62	to	46.62	13,932,839	—	to	—	0.71	to	0.71	25.62	to	25.62

Lord Abbett Growth and Income Portfolio (Class VC)
2025	282,455	47.94	to	47.94	13,542,164	—	to	—	0.58	to	0.58	17.29	to	17.29
2024	300,417	40.88	to	40.88	12,280,502	—	to	—	0.85	to	0.85	20.60	to	20.60
2023	336,557	33.89	to	33.89	11,407,478	—	to	—	0.95	to	0.95	13.19	to	13.19
2022	357,956	29.95	to	29.95	10,719,282	—	to	—	1.31	to	1.31	(9.44)	to	(9.44)
2021	370,785	33.07	to	33.07	12,260,803	—	to	—	1.06	to	1.06	29.02	to	29.02

MFS® Investors Trust Series (Initial Class)
2025	50,564	68.19	to	68.19	3,448,117	—	to	—	1.58	to	1.58	13.57	to	13.57
2024	52,951	60.05	to	60.05	3,179,483	—	to	—	0.71	to	0.71	19.52	to	19.52
2023	63,503	50.24	to	50.24	3,190,244	—	to	—	0.72	to	0.72	18.98	to	18.98
2022	71,011	42.22	to	42.22	2,998,393	—	to	—	0.68	to	0.68	(16.49)	to	(16.49)
2021	82,895	50.56	to	50.56	4,191,264	—	to	—	0.64	to	0.64	26.81	to	26.81

MFS® New Discovery Series (Initial Class)
2025	100,347	82.72	to	82.72	8,300,477	—	to	—	—	to	—	12.96	to	12.96
2024	106,039	73.23	to	73.23	7,764,826	—	to	—	—	to	—	6.72	to	6.72
2023	115,603	68.61	to	68.61	7,931,881	—	to	—	—	to	—	14.41	to	14.41
2022	121,836	59.97	to	59.97	7,306,555	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	129,573	85.38	to	85.38	11,062,478	—	to	—	—	to	—	1.80	to	1.80

MFS® Total Return Bond Series (Initial Class)
2025	487,343	19.46	to	19.46	9,485,266	—	to	—	4.45	to	4.45	7.17	to	7.17
2024	489,958	18.16	to	18.16	8,898,083	—	to	—	4.13	to	4.13	2.55	to	2.55
2023	528,374	17.71	to	17.71	9,357,284	—	to	—	3.14	to	3.14	7.38	to	7.38
2022	563,255	16.49	to	16.49	9,289,485	—	to	—	2.79	to	2.79	(13.93)	to	(13.93)
2021	621,485	19.16	to	19.16	11,909,354	—	to	—	2.68	to	2.68	(0.81)	to	(0.81)

MFS® Total Return Series (Initial Class)
2025	618,731	44.18	to	44.18	27,336,082	—	to	—	2.71	to	2.71	11.16	to	11.16
2024	661,927	39.74	to	39.74	26,307,623	—	to	—	2.46	to	2.46	7.75	to	7.75
2023	717,586	36.88	to	36.88	26,467,953	—	to	—	2.02	to	2.02	10.44	to	10.44
2022	769,328	33.40	to	33.40	25,693,280	—	to	—	1.73	to	1.73	(9.58)	to	(9.58)
2021	817,446	36.94	to	36.94	30,193,471	—	to	—	1.80	to	1.80	14.12	to	14.12

MFS® Value Series (Initial Class)
2025	348,117	45.40	to	45.40	15,804,539	—	to	—	1.60	to	1.60	13.01	to	13.01
2024	367,897	40.17	to	40.17	14,779,335	—	to	—	1.63	to	1.63	11.61	to	11.61
2023	392,955	35.99	to	35.99	14,143,609	—	to	—	1.64	to	1.64	7.93	to	7.93
2022	413,671	33.35	to	33.35	13,795,047	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	445,330	35.44	to	35.44	15,783,267	—	to	—	1.34	to	1.34	25.45	to	25.45

Invesco V.I. Discovery Large Cap Fund (Series II)
2025	54,238	69.53	to	69.53	3,771,141	—	to	—	—	to	—	12.53	to	12.53
2024	57,118	61.79	to	61.79	3,529,123	—	to	—	—	to	—	33.83	to	33.83
2023	61,408	46.17	to	46.17	2,835,141	—	to	—	—	to	—	35.03	to	35.03
2022	69,693	34.19	to	34.19	2,382,970	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	78,009	49.53	to	49.53	3,863,555	—	to	—	—	to	—	22.28	to	22.28

SA-92

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Global Fund (Series II)
2025	277,059	$52.81	to	$52.81	$14,632,074	—%	to	—%	—%	to	—%	15.01%	to	15.01%
2024	290,869	45.92	to	45.92	13,356,221	—	to	—	—	to	—	15.78	to	15.78
2023	317,324	39.66	to	39.66	12,584,700	—	to	—	—	to	—	34.45	to	34.45
2022	332,122	29.50	to	29.50	9,796,918	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	354,658	43.34	to	43.34	15,370,463	—	to	—	—	to	—	15.17	to	15.17

Invesco V.I. Main Street Fund® (Series II)
2025	58,705	62.24	to	62.24	3,653,987	—	to	—	0.32	to	0.32	15.64	to	15.64
2024	62,334	53.83	to	53.83	3,355,118	—	to	—	—	to	—	23.39	to	23.39
2023	71,231	43.62	to	43.62	3,107,196	—	to	—	0.49	to	0.49	22.83	to	22.83
2022	75,383	35.51	to	35.51	2,677,128	—	to	—	1.07	to	1.07	(20.31)	to	(20.31)
2021	84,345	44.56	to	44.56	3,758,818	—	to	—	0.51	to	0.51	27.23	to	27.23

Invesco V.I. Main Street Small Cap Fund® (Series II)
2025	74,811	52.03	to	52.03	3,892,128	—	to	—	0.23	to	0.23	8.44	to	8.44
2024	82,197	47.98	to	47.98	3,943,597	—	to	—	—	to	—	12.41	to	12.41
2023	79,003	42.68	to	42.68	3,372,033	—	to	—	0.96	to	0.96	17.82	to	17.82
2022	79,599	36.23	to	36.23	2,883,625	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	82,008	43.15	to	43.15	3,538,600	—	to	—	0.18	to	0.18	22.26	to	22.26

Putnam VT Small Cap Growth Fund (Class IB)
2025	80,720	83.95	to	83.95	6,776,125	—	to	—	0.37	to	0.37	8.80	to	8.80
2024	85,020	77.15	to	77.15	6,559,501	—	to	—	—	to	—	23.33	to	23.33
2023	91,548	62.56	to	62.56	5,726,929	—	to	—	—	to	—	23.14	to	23.14
2022	100,608	50.80	to	50.80	5,110,880	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	107,320	70.85	to	70.85	7,603,738	—	to	—	—	to	—	13.87	to	13.87

Putnam VT Diversified Income Fund (Class IA)
2025	1,296	41.78	to	41.78	54,162	—	to	—	6.37	to	6.37	8.94	to	8.94
2024	1,383	38.35	to	38.35	53,047	—	to	—	6.57	to	6.57	6.09	to	6.09
2023	1,908	36.15	to	36.15	68,968	—	to	—	6.35	to	6.35	5.01	to	5.01
2022	2,196	34.43	to	34.43	75,600	—	to	—	8.36	to	8.36	(2.06)	to	(2.06)
2021	3,579	35.15	to	35.15	125,819	—	to	—	0.92	to	0.92	(6.73)	to	(6.73)

Putnam VT Large Cap Value Fund (Class IA)
2025	139,938	99.47	to	99.47	13,920,012	—	to	—	1.59	to	1.59	20.66	to	20.66
2024	150,055	82.44	to	82.44	12,370,193	—	to	—	1.29	to	1.29	19.46	to	19.46
2023	161,063	69.01	to	69.01	11,114,760	—	to	—	2.22	to	2.22	15.92	to	15.92
2022	171,434	59.53	to	59.53	10,205,577	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	188,914	61.29	to	61.29	11,578,233	—	to	—	1.38	to	1.38	27.62	to	27.62

Putnam VT Global Asset Allocation Fund (Class IA)
2025	3,214	107.02	to	107.02	343,982	—	to	—	2.43	to	2.43	14.69	to	14.69
2024	3,293	93.31	to	93.31	307,309	—	to	—	2.37	to	2.37	16.63	to	16.63
2023	3,415	80.01	to	80.01	273,238	—	to	—	1.81	to	1.81	17.78	to	17.78
2022	3,537	67.93	to	67.93	240,225	—	to	—	1.63	to	1.63	(15.82)	to	(15.82)
2021	3,765	80.69	to	80.69	303,782	—	to	—	0.91	to	0.91	14.25	to	14.25

Putnam VT Focused International Equity Fund (Class IA)
2025	49,939	98.00	to	98.00	4,893,889	—	to	—	3.26	to	3.26	36.75	to	36.75
2024	48,960	71.66	to	71.66	3,508,500	—	to	—	1.86	to	1.86	3.63	to	3.63
2023	52,884	69.15	to	69.15	3,656,933	—	to	—	0.92	to	0.92	19.56	to	19.56
2022	53,819	57.84	to	57.84	3,112,784	—	to	—	2.05	to	2.05	(17.99)	to	(17.99)
2021	58,129	70.53	to	70.53	4,099,691	—	to	—	0.97	to	0.97	12.84	to	12.84

SA-93

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Health Care Fund (Class IA)
2025	12,197	$84.38	to	$84.38	$1,029,194	—%	to	—%	—%	to	—%	15.34%	to	15.34%
2024	12,724	73.16	to	73.16	930,948	—	to	—	0.66	to	0.66	1.70	to	1.70
2023	13,733	71.94	to	71.94	987,988	—	to	—	0.52	to	0.52	9.39	to	9.39
2022	15,108	65.77	to	65.77	993,620	—	to	—	0.64	to	0.64	(4.44)	to	(4.44)
2021	16,963	68.82	to	68.82	1,167,454	—	to	—	1.25	to	1.25	19.77	to	19.77

Putnam VT High Yield Fund (Class IA)
2025	77,789	73.00	to	73.00	5,678,429	—	to	—	6.43	to	6.43	8.86	to	8.86
2024	81,603	67.06	to	67.06	5,472,176	—	to	—	5.65	to	5.65	8.19	to	8.19
2023	80,614	61.98	to	61.98	4,996,634	—	to	—	5.48	to	5.48	12.29	to	12.29
2022	84,998	55.20	to	55.20	4,691,676	—	to	—	5.42	to	5.42	(11.37)	to	(11.37)
2021	89,178	62.28	to	62.28	5,554,008	—	to	—	4.87	to	4.87	5.20	to	5.20

Putnam VT Income Fund (Class IA)
2025	82,322	43.24	to	43.24	3,559,285	—	to	—	5.05	to	5.05	7.45	to	7.45
2024	92,255	40.24	to	40.24	3,712,333	—	to	—	5.64	to	5.64	2.56	to	2.56
2023	97,764	39.24	to	39.24	3,835,870	—	to	—	6.05	to	6.05	4.96	to	4.96
2022	108,544	37.38	to	37.38	4,057,650	—	to	—	5.83	to	5.83	(13.48)	to	(13.48)
2021	114,640	43.21	to	43.21	4,953,491	—	to	—	1.62	to	1.62	(4.44)	to	(4.44)

Putnam VT International Equity Fund (Class IA)
2025	223,073	46.50	to	46.50	10,373,021	—	to	—	0.23	to	0.23	38.00	to	38.00
2024	252,173	33.70	to	33.70	8,497,125	—	to	—	2.39	to	2.39	3.24	to	3.24
2023	267,464	32.64	to	32.64	8,729,772	—	to	—	0.28	to	0.28	18.86	to	18.86
2022	299,846	27.46	to	27.46	8,234,103	—	to	—	1.80	to	1.80	(14.58)	to	(14.58)
2021	298,571	32.15	to	32.15	9,598,685	—	to	—	1.37	to	1.37	9.09	to	9.09

Putnam VT Emerging Markets Equity Fund (Class IA)
2025	3,282	41.28	to	41.28	135,492	—	to	—	0.87	to	0.87	34.49	to	34.49
2024	3,448	30.69	to	30.69	105,820	—	to	—	1.61	to	1.61	15.90	to	15.90
2023	3,728	26.48	to	26.48	98,722	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	3,944	23.67	to	23.67	93,351	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	4,911	32.56	to	32.56	159,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)

Putnam VT International Value Fund (Class IA)
2025	7,823	45.05	to	45.05	352,395	—	to	—	1.42	to	1.42	35.07	to	35.07
2024	8,676	33.35	to	33.35	289,363	—	to	—	2.52	to	2.52	5.44	to	5.44
2023	9,914	31.63	to	31.63	313,601	—	to	—	1.66	to	1.66	19.08	to	19.08
2022	10,486	26.56	to	26.56	278,536	—	to	—	2.24	to	2.24	(6.70)	to	(6.70)
2021	11,076	28.47	to	28.47	315,315	—	to	—	2.17	to	2.17	15.28	to	15.28

Putnam VT Core Equity Fund (Class IA)
2025	14,440	79.43	to	79.43	1,146,928	—	to	—	0.64	to	0.64	17.11	to	17.11
2024	15,478	67.82	to	67.82	1,049,784	—	to	—	0.80	to	0.80	27.32	to	27.32
2023	15,919	53.27	to	53.27	847,955	—	to	—	0.78	to	0.78	28.36	to	28.36
2022	17,110	41.50	to	41.50	710,052	—	to	—	1.61	to	1.61	(15.54)	to	(15.54)
2021	19,007	49.14	to	49.14	933,921	—	to	—	0.84	to	0.84	31.32	to	31.32

Putnam VT Government Money Market Fund (Class IA)
2025	12,145	2.17	to	2.17	26,335	—	to	—	3.87	to	3.87	3.94	to	3.94
2024	12,563	2.09	to	2.09	26,209	—	to	—	4.81	to	4.81	4.91	to	4.91
2023	12,984	1.99	to	1.99	25,818	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	13,433	1.90	to	1.90	25,514	—	to	—	1.27	to	1.27	1.28	to	1.28
2021	13,890	1.88	to	1.88	26,047	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)

SA-94

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Sustainable Leaders Fund (Class IA)
2025	79,739	$176.92	to	$176.92	$14,107,762	—%	to	—%	0.88%	to	0.88%	10.99%	to	10.99%
2024	86,374	159.40	to	159.40	13,768,388	—	to	—	0.38	to	0.38	23.33	to	23.33
2023	95,060	129.25	to	129.25	12,286,219	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	103,176	102.24	to	102.24	10,548,608	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	116,123	132.30	to	132.30	15,362,477	—	to	—	0.34	to	0.34	23.84	to	23.84

Putnam VT Small Cap Value Fund (Class IB)
2025	188,853	38.38	to	38.38	7,248,351	—	to	—	0.69	to	0.69	5.27	to	5.27
2024	204,048	36.46	to	36.46	7,439,473	—	to	—	0.97	to	0.97	6.20	to	6.20
2023	227,314	34.33	to	34.33	7,804,125	—	to	—	0.16	to	0.16	23.75	to	23.75
2022	235,850	27.74	to	27.74	6,543,055	—	to	—	0.17	to	0.17	(12.98)	to	(12.98)
2021	266,190	31.88	to	31.88	8,486,399	—	to	—	0.68	to	0.68	39.90	to	39.90

Templeton Foreign VIP Fund (Class 2)
2025	56,684	33.12	to	33.12	1,877,522	—	to	—	2.33	to	2.33	29.19	to	29.19
2024	60,034	25.64	to	25.64	1,539,144	—	to	—	2.42	to	2.42	(1.00)	to	(1.00)
2023	66,025	25.90	to	25.90	1,709,797	—	to	—	3.19	to	3.19	20.76	to	20.76
2022	72,566	21.45	to	21.45	1,556,184	—	to	—	3.04	to	3.04	(7.61)	to	(7.61)
2021	82,785	23.21	to	23.21	1,921,465	—	to	—	1.79	to	1.79	4.16	to	4.16

Templeton Global Bond VIP Fund (Class 2)
2025	445,067	17.67	to	17.67	7,863,004	—	to	—	—	to	—	15.73	to	15.73
2024	470,327	15.27	to	15.27	7,179,921	—	to	—	—	to	—	(11.37)	to	(11.37)
2023	500,557	17.22	to	17.22	8,621,824	—	to	—	—	to	—	2.88	to	2.88
2022	529,969	16.74	to	16.74	8,872,524	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	571,755	17.61	to	17.61	10,070,600	—	to	—	—	to	—	(4.99)	to	(4.99)

Templeton Growth VIP Fund (Class 2)
2025	430,878	25.68	to	25.68	11,064,794	—	to	—	0.87	to	0.87	23.83	to	23.83
2024	460,246	20.74	to	20.74	9,544,736	—	to	—	0.95	to	0.95	5.40	to	5.40
2023	509,126	19.68	to	19.68	10,017,092	—	to	—	3.33	to	3.33	21.01	to	21.01
2022	562,401	16.26	to	16.26	9,144,158	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	625,712	18.37	to	18.37	11,495,931	—	to	—	1.10	to	1.10	4.87	to	4.87

Morgan Stanley VIF Discovery Portfolio (Class II)
2025	64,906	60.67	to	60.67	3,937,828	—	to	—	0.40	to	0.40	12.44	to	12.44
2024	72,949	53.96	to	53.96	3,936,198	—	to	—	—	to	—	41.73	to	41.73
2023	98,761	38.07	to	38.07	3,759,990	—	to	—	—	to	—	44.13	to	44.13
2022	105,362	26.42	to	26.42	2,783,150	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	120,728	71.33	to	71.33	8,611,453	—	to	—	—	to	—	(11.19)	to	(11.19)

Putnam VT Large Cap Growth Fund (Class IA)
2025	610,843	51.51	to	51.51	31,467,517	—	to	—	—	to	—	14.58	to	14.58
2024	675,283	44.96	to	44.96	30,360,569	—	to	—	0.09	to	0.09	33.71	to	33.71
2023	720,289	33.63	to	33.63	24,220,287	—	to	—	—	to	—	44.89	to	44.89
2022	764,121	23.21	to	23.21	17,734,111	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	855,955	33.33	to	33.33	28,527,246	—	to	—	—	to	—	23.00	to	23.00

BlackRock S&P 500 Index V.I. Fund (Class I)
2025	3,939,469	28.54	to	28.54	112,445,078	—	to	—	1.17	to	1.17	17.72	to	17.72
2024	4,131,338	24.25	to	24.25	100,169,901	—	to	—	1.31	to	1.31	24.83	to	24.83
2023	4,252,041	19.42	to	19.42	82,586,550	—	to	—	1.38	to	1.38	26.22	to	26.22
2022	4,388,775	15.39	to	15.39	67,534,599	—	to	—	1.46	to	1.46	(18.23)	to	(18.23)
2021	4,668,475	18.82	to	18.82	87,854,117	—	to	—	1.30	to	1.30	28.53	to	28.53

SA-95

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
2025	227,826	$49.23	to	$49.23	$11,214,921	—%	to	—%	1.69%	to	1.69%	18.75%	to	18.75%
2024	235,997	41.45	to	41.45	9,783,207	—	to	—	1.61	to	1.61	15.06	to	15.06
2023	247,687	36.03	to	36.03	8,924,089	—	to	—	1.74	to	1.74	10.38	to	10.38
2022	264,876	32.64	to	32.64	8,646,080	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	270,982	34.45	to	34.45	9,334,991	—	to	—	1.69	to	1.69	24.60	to	24.60

Putnam VT Diversified Income Fund (Class IB)
2025	109,065	19.36	to	19.36	2,111,685	—	to	—	6.09	to	6.09	8.58	to	8.58
2024	119,192	17.83	to	17.83	2,125,309	—	to	—	6.03	to	6.03	5.76	to	5.76
2023	126,189	16.86	to	16.86	2,127,504	—	to	—	6.06	to	6.06	4.82	to	4.82
2022	130,202	16.08	to	16.08	2,094,288	—	to	—	6.57	to	6.57	(2.35)	to	(2.35)
2021	122,922	16.47	to	16.47	2,024,682	—	to	—	0.64	to	0.64	(6.95)	to	(6.95)

Putnam VT Large Cap Value Fund (Class IB)
2025	163,684	99.61	to	99.61	16,305,157	—	to	—	1.42	to	1.42	20.35	to	20.35
2024	170,283	82.77	to	82.77	14,094,439	—	to	—	1.07	to	1.07	19.14	to	19.14
2023	182,028	69.47	to	69.47	12,645,914	—	to	—	2.02	to	2.02	15.67	to	15.67
2022	193,759	60.06	to	60.06	11,637,744	—	to	—	1.45	to	1.45	(3.13)	to	(3.13)
2021	192,405	62.00	to	62.00	11,929,942	—	to	—	1.20	to	1.20	27.30	to	27.30

Putnam VT Focused International Equity Fund (Class IB)
2025	15,049	55.34	to	55.34	832,881	—	to	—	2.91	to	2.91	36.44	to	36.44
2024	13,392	40.56	to	40.56	543,235	—	to	—	1.61	to	1.61	3.30	to	3.30
2023	13,031	39.27	to	39.27	511,721	—	to	—	0.67	to	0.67	19.25	to	19.25
2022	12,188	32.93	to	32.93	401,378	—	to	—	1.73	to	1.73	(18.19)	to	(18.19)
2021	12,126	40.26	to	40.26	488,156	—	to	—	0.76	to	0.76	12.58	to	12.58

Putnam VT High Yield Fund (Class IB)
2025	212,473	38.20	to	38.20	8,115,634	—	to	—	6.38	to	6.38	8.67	to	8.67
2024	237,204	35.15	to	35.15	8,337,180	—	to	—	5.80	to	5.80	7.86	to	7.86
2023	252,365	32.59	to	32.59	8,223,660	—	to	—	5.23	to	5.23	12.13	to	12.13
2022	270,419	29.06	to	29.06	7,858,381	—	to	—	5.14	to	5.14	(11.60)	to	(11.60)
2021	277,969	32.87	to	32.87	9,138,068	—	to	—	4.66	to	4.66	4.98	to	4.98

Putnam VT Income Fund (Class IB)
2025	325,398	21.50	to	21.50	6,996,782	—	to	—	4.95	to	4.95	7.25	to	7.25
2024	365,675	20.05	to	20.05	7,331,178	—	to	—	5.46	to	5.46	2.32	to	2.32
2023	384,354	19.59	to	19.59	7,530,892	—	to	—	5.73	to	5.73	4.70	to	4.70
2022	396,692	18.71	to	18.71	7,424,050	—	to	—	5.60	to	5.60	(13.81)	to	(13.81)
2021	406,622	21.71	to	21.71	8,829,296	—	to	—	1.39	to	1.39	(4.58)	to	(4.58)

Putnam VT International Equity Fund (Class IB)
2025	151,094	43.42	to	43.42	6,560,758	—	to	—	0.01	to	0.01	37.68	to	37.68
2024	149,779	31.54	to	31.54	4,723,631	—	to	—	2.16	to	2.16	2.97	to	2.97
2023	153,328	30.63	to	30.63	4,695,959	—	to	—	0.03	to	0.03	18.51	to	18.51
2022	153,493	25.84	to	25.84	3,966,872	—	to	—	1.54	to	1.54	(14.77)	to	(14.77)
2021	154,479	30.32	to	30.32	4,684,111	—	to	—	1.15	to	1.15	8.82	to	8.82

Putnam VT Sustainable Leaders Fund (Class IB)
2025	33,522	104.63	to	104.63	3,507,312	—	to	—	0.66	to	0.66	10.69	to	10.69
2024	35,581	94.52	to	94.52	3,363,059	—	to	—	0.20	to	0.20	23.02	to	23.02
2023	37,175	76.83	to	76.83	2,856,189	—	to	—	0.51	to	0.51	26.11	to	26.11
2022	42,171	60.93	to	60.93	2,569,315	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	47,718	79.03	to	79.03	3,771,274	—	to	—	0.14	to	0.14	23.53	to	23.53

SA-96

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Large Cap Growth Fund (Class IB)
2025	268,663	$51.05	to	$51.05	$13,715,787	—%	to	—%	—%	to	—%	14.34%	to	14.34%
2024	284,157	44.65	to	44.65	12,687,677	—	to	—	—	to	—	33.41	to	33.41
2023	293,811	33.47	to	33.47	9,833,753	—	to	—	—	to	—	44.47	to	44.47
2022	285,788	23.17	to	23.17	6,620,695	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	290,124	33.33	to	33.33	9,671,074	—	to	—	—	to	—	22.65	to	22.65

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
2025	135,439	17.66	to	17.66	2,392,036	—	to	—	—	to	—	4.79	to	4.79
2024	150,295	16.85	to	16.85	2,533,087	—	to	—	—	to	—	24.23	to	24.23
2023	169,070	13.57	to	13.57	2,293,716	—	to	—	—	to	—	13.15	to	13.15
2022	190,359	11.99	to	11.99	2,282,372	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	209,722	17.37	to	17.37	3,643,266	—	to	—	—	to	—	19.10	to	19.10

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)	Amount is less than 0.01%.
7. Subsequent Event:

Management has evaluated events subsequent to December 31, 2025 and through April 16, 2026, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-97

Talcott Resolution Life and Annuity Insurance Company Independent Auditor's Report Financial Statements - Statutory-Basis As of December 31, 2025, 2024 and 2023, and for the Years Ended December 31, 2025, 2024 and 2023 Supplemental Schedules as of and for the Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY CONTENTS Page: Independent Auditor's Report 1 - 3 Financial Statements - Statutory-Basis: Admitted Assets, Liabilities and Capital and Surplus 4 Statements of Operations 5 Statements of Changes in Capital and Surplus 6 Statements of Cash Flows 7 Notes to Financial Statements 8 - 54 Supplemental Schedules Schedule I - Selected Financial Data 55 - 57 Schedule II - Summary Investment Schedule 58 Schedule III - Investment Risks Interrogatories 59 - 64 Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features 65

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2025 2024 Bonds $ 2,992,962,146 $ 3,485,972,537 Common and preferred stocks 11,737,059 40,445,531 Mortgage loans on real estate 577,794,520 687,494,035 Contract loans 86,985,968 86,947,134 Cash, cash equivalents and short-term investments 195,554,580 636,655,573 Derivatives 48,296,942 101,755,280 Other invested assets 644,114,568 578,050,264 Total cash and invested assets 4,557,445,783 5,617,320,354 Investment income due and accrued 39,504,375 53,206,887 Amounts recoverable for reinsurance 76,185,846 65,644,758 Federal income tax recoverable 625,435 1,209,143 Net deferred tax asset 63,541,833 55,763,712 Other assets 36,265,159 36,466,689 Separate Account assets 24,106,820,931 23,803,924,174 Total admitted assets $ 28,880,389,362 $ 29,633,535,717 Liabilities Aggregate reserves for future benefits $ 2,963,051,806 $ 4,234,013,014 Liability for deposit-type contracts 125,690,078 143,312,740 Policy and contract claim liabilities 20,543,556 18,973,114 Asset valuation reserve 122,433,569 126,399,841 Interest maintenance reserve 96,162,702 33,676,604 Payables to parent, subsidiaries and affiliates 33,283,192 40,249,340 Accrued expense allowances and amounts due from Separate Accounts (10,329,925) (26,910,443) Derivatives 4,820,659 18,431,325 Collateral on derivatives 3,039,950 6,457,000 Payable for repurchase agreements 120,684,019 171,899,921 Payable for securities 58,049,967 119,134,538 Other liabilities 499,643,726 317,342,335 Separate Account liabilities 24,106,820,931 23,803,924,174 Total liabilities $ 28,143,894,230 $ 29,006,903,503 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds — 119,373,209 Gross paid-in and contributed surplus 98,742,904 85,431,561 Unassigned surplus 635,252,228 419,327,444 Total capital and surplus 736,495,132 626,632,214 Total liabilities and capital and surplus $ 28,880,389,362 $ 29,633,535,717 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2025 2024 2023 Premiums and annuity considerations $ (8,856,324,429) $ 72,476,082 $ 74,015,374 Net investment income 221,343,136 274,137,829 274,931,065 Commissions and expense allowances on reinsurance ceded 4,936,832 105,876,954 110,570,839 Reserve adjustments on reinsurance ceded 5,369,474,934 (1,932,715,884) (1,389,948,223) Fee income 333,510,064 512,113,975 501,612,185 Other revenues 1,419,409 621,173 2,424,209 Total revenues (2,925,640,054) (967,489,871) (426,394,551) Benefits and expenses Death and annuity benefits 167,607,419 191,762,643 209,818,126 Disability and other benefits 915,716 1,418,538 1,409,180 Surrenders and other fund withdrawals 635,847,063 1,365,362,021 1,206,573,608 Commissions and expense allowances 107,872,426 112,007,776 110,130,356 Decrease in aggregate reserves for life and accident and health policies (1,270,961,207) (204,622,173) (226,502,136) General insurance expenses 108,490,771 99,010,457 86,779,049 Net transfers from Separate Accounts (2,574,874,525) (2,561,176,569) (2,144,561,129) Modified coinsurance adjustment on reinsurance assumed (150,471,186) (146,181,690) (129,276,050) IMR adjustment on reinsurance ceded 74,076,487 1,820,444 957,014 Other expenses (2,584,140) 11,530,839 10,373,178 Total benefits and expenses (2,904,081,176) (1,129,067,714) (874,298,804) Net (loss) gain from operations before federal income tax benefit (21,558,878) 161,577,843 447,904,253 Federal income tax expense (benefit) 41,633,472 (8,545,006) 19,898,443 Net (loss) gain from operations (63,192,350) 170,122,849 428,005,810 Net realized capital losses, after tax (75,630,359) (153,659,423) (411,793,622) Net (loss) income $(138,822,709) $16,463,426 $16,212,188 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2025 2024 2023 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 85,431,561 85,431,561 Capital (return) paid-in 13,311,343 — — Balance, beginning and end of year 98,742,904 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 119,373,209 135,822,092 152,270,975 Amortization, decreases of gain on inforce reinsurance (119,373,209) (16,448,883) (16,448,883) Balance, end of year — 119,373,209 135,822,092 Unassigned funds Balance, beginning of year 419,327,444 663,185,906 708,426,635 Net income (loss) (138,822,709) 16,463,426 16,212,188 Change in net unrealized capital gains (losses) on investments, net of tax 60,764,196 641,856 28,927,296 Change in net unrealized foreign exchange capital gains (losses) 89,315 4,999 (966,839) Change in net deferred income tax 12,789,829 10,469,927 32,720,836 Change in reserve on account of change in valuation basis decrease — — — Change in asset valuation reserve 3,966,272 12,444,117 11,561,910 Cumulative effect of changes in accounting principles 119,373,209 — — Change in nonadmitted assets (27,599,199) (8,882,787) (38,896,120) Surplus adjustment: Change in surplus as a result of reinsurance 193,909,872 — — Dividends to stockholder (8,546,001) (275,000,000) (94,800,000) Balance, end of year 635,252,228 419,327,444 663,185,906 Capital and surplus Balance, end of year $ 736,495,132 $ 626,632,214 $ 886,939,559 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2025	2024	2023
Operating activities			
Premiums and annuity considerations	$ 49,478,977	$ 86,854,768	$ 44,441,167
Net investment income	247,959,103	271,623,693	284,481,875
Reserve adjustments on reinsurance	(2,479,231,425)	(1,938,188,538)	(1,396,429,938)
Miscellaneous income	571,810,416	601,771,957	596,191,264
Total income	**(1,609,982,929)**	**(977,938,120)**	**(471,315,632)**
Benefits paid	2,011,738,580	1,522,585,152	1,436,126,796
Federal income tax recovered (paid)	45,140,436	(10,050,179)	27,895,132
Net transfers from Separate Accounts	(2,571,073,308)	(2,566,990,382)	(2,141,052,418)
Other expenses	50,340,150	56,022,947	151,593,092
Total benefits and expenses	**(463,854,142)**	**(998,432,462)**	**(525,437,398)**
Net cash (used for) provided by operating activities	**(1,146,128,787)**	**20,494,342**	**54,121,766**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	778,067,288	785,953,075	371,905,191
Common and preferred stocks	23,268,192	2,501,416	1,361,746
Mortgage loans	136,436,675	152,207,133	269,464,752
Derivatives and other	72,989,214	156,127,719	166,062,944
Total investment proceeds	**1,010,761,369**	**1,096,789,343**	**808,794,633**
Cost of investments acquired			
Bonds	344,827,420	412,943,739	118,736,760
Common and preferred stocks	13,862,572	1,675,845	1,368,839
Mortgage loans	22,985,976	66,632,663	70,086,833
Derivatives and other	157,635,501	296,303,867	417,047,643
Total investments acquired	**539,311,469**	**777,556,114**	**607,240,075**
Net decrease in contract loans	38,834	194,624	(1,312,192)
Net cash provided by investing activities	**471,411,066**	**319,038,605**	**202,866,750**
Financing and miscellaneous activities			
Return of paid-in surplus	13,311,343	—	—
Change in borrowed funds	300,000,000		
Dividends to stockholder	—	(275,000,000)	(94,800,000)
Other cash (used) provided	(79,694,615)	74,861,539	26,698,352
Net cash provided by (used for) financing and miscellaneous activities	**233,616,728**	**(200,138,461)**	**(68,101,648)**
Net (decrease) increase in cash, cash equivalents and short-term investments	**(441,100,993)**	**139,394,486**	**188,886,868**
Cash, cash equivalents and short-term investments, beginning of year	636,655,573	497,261,087	308,374,219
Cash, cash equivalents and short-term investments, end of year	**$ 195,554,580**	**$ 636,655,573**	**$ 497,261,087**

Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds and other invested assets	(62,395,417)	(21,528,312)	(47,551,763)
Non-cash acquisitions from invested asset exchanges - bonds and other invested assets	(62,395,417)	(21,528,312)	(47,551,763)
Non-cash ceded premiums for reinsurance	(3,163,407)	(1,820,444)	(957,014)
Non-cash transfer of funds withheld for unauthorized reinsurance	(2,066,458)	7,293,098	7,438,729
Non-cash transfer of IMR liability for reinsurance	5,229,864	1,820,444	957,014
Non-cash IMR reserve transferred on reinsurance	—	(1,820,444)	(957,014)
Non-cash payable on reinsurance	—	(5,472,654)	(6,481,715)
Non-cash proceeds from sale of common stock-affiliates	(8,546,001)		
Non-cash dividend from distribution of affiliates	8,546,001		
Non-cash premiums from recaptured reinsurance	(10,576,146,399)		
Non-cash reserve adjustments from recaptured reinsurance	10,480,570,915		
Non-cash funds withheld for unauthorized reinsurance from recaptured reinsurance	95,575,484		
Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	39,651,169		
Non-cash increase in aggregate reserves from recaptured reinsurance	(39,651,169)		
Non-cash transfer of IMR liability from recaptured reinsurance	95,496,571		
Non-cash IMR reserve transferred from recaptured reinsurance	(95,496,571)		
Non-cash premiums for ceded reinsurance	19,497,654,997		
Non-cash reserve adjustments on reinsurance ceded for ceded reinsurance	(18,349,659,009)		
Non-cash aggregate reserve change for ceded reinsurance	(1,187,647,157)		
Non-cash increase in aggregate reserves for ceded reinsurance	39,651,169		
Non-cash transfer of IMR liability for ceded reinsurance	(21,420,084)		
Non-cash IMR reserve transferred for ceded reinsurance	21,420,084		
Non-cash transfers to Separate Accounts	20,381,735		
Non-cash reserve adjustments for ceded reinsurance	(20,381,735)		

See notes to financial statements.

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company ("TLA" or the "Company") is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re") which is a Class E insurer domiciled in Bermuda with an ultimate parent of Talcott Financial Group, Ltd. ("TFG"). Refer to footnote 7, Related Party Transactions, for information about the Companies ownership changes in 2025.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. In Q4 2025, the Company began writing new retail business, including multi-year guaranteed annuities and fixed indexed annuities, with the volume of new business issued in 2025 being immaterial to the financial statements.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company" or "TLA") have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net (loss) income					
1. TLA state basis			$ (138,822,709)	$ 16,463,426	$ 16,212,188
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	4	(850,632)	2,570,609	(15,876,410)
			(850,632)	2,570,609	(15,876,410)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$ (137,972,077)	$ 13,892,817	$ 32,088,598
Surplus					
5. TLA state basis			$ 736,495,132	$ 626,632,214	$ 886,939,559
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	5	20,106,744	20,957,376	18,386,767
			20,106,744	20,957,376	18,386,767
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$ 716,388,388	$ 605,674,838	$ 868,552,792

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to

8

corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate. Certain reclassifications were made to prior year balances for the presentation of reinsurance balances in Footnote 6 tables to be consistent with current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 9

7. for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation. 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment on "available-for-sale securities" is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 10

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2025 and 2024, the Company had $30,235,981 and $29,111,981, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $141,943 and $160,568 respectively, also subject to 100% reinsurance to Prudential. The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below:

A. INDIVIDUAL ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 1,413,997	$ —	$ —	$ 1,413,997	0.01 %
b. At book value less current surrender charge of 5% or more	947,613	—	—	947,613	0.00 %
c. At fair value	—	—	17,544,674,767	17,544,674,767	79.01 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,361,610	—	17,544,674,767	17,547,036,377	79.02 %
e. At book value without adjustment (minimal or no charge or adjustment)	942,663,958	—	—	942,663,958	4.24 %
2. Not subject to discretionary withdrawal	3,499,701,600	—	217,581,396	3,717,282,996	16.74 %
3. Total (gross: direct + assumed)	4,444,727,168	—	17,762,256,163	22,206,983,331	100.00 %
4. Reinsurance ceded	2,072,183,915	—	—	2,072,183,915	
5. Total (net)	$ 2,372,543,253	$ —	$ 17,762,256,163	$ 20,134,799,416	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 473,807	$ —	$ —	$ 473,807	

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b. At book value less current surrender charge of 5% or more	392	—	—	392	0.02 %
c. At fair value	—	—	2,225,026	2,225,026	88.02 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	392	—	2,225,026	2,225,418	88.04 %
e. At book value without adjustment (minimal or no charge or adjustment)	302,288	—	—	302,288	11.96 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	302,680	—	2,225,026	2,527,706	100.00 %
4. Reinsurance ceded	302,680	—	—	302,680	
5. Total (net)	$ —	$ —	$ 2,225,026	$ 2,225,026	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 196	$ —	$ —	$ 196	

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

C. DEPOSIT-TYPE CONTRACTS

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,823,135	—	—	1,823,135	0.31 %
2. Not subject to discretionary withdrawal	592,844,501	—	—	592,844,501	99.69 %
3. Total (gross: direct + assumed)	594,667,636	—	—	594,667,636	100.00 %
4. Reinsurance ceded	468,977,563	—	—	468,977,563	
5. Total (net)	$ 125,690,073	$ —	$ —	$ 125,690,073	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 2,372,516,279
2. Exhibit 5, Supplementary Contract Section, Total (net)	26,974
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	125,690,073
4. Subtotal	2,498,233,326
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,764,481,189
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,764,481,189
12. Combined total	$ 20,262,714,515

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 75,414,586	$ 75,557,238	$ 891,117,233
b. Universal Life	765,469,098	766,530,946	811,050,031
c. Universal Life with Secondary Guarantees	3,006,361,823	2,728,250,934	11,289,541,877
d. Indexed Universal Life	452,701,643	433,761,905	486,605,357
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,801,156	3,064,664
h. Variable Life	—	—	—
i. Variable Universal Life	527,417,110	525,810,790	659,735,756
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	34,866,207
b. Accidental Death Benefits	XXX	XXX	48,773
c. Disability - Active Lives	XXX	XXX	504,535
d. Disability - Disabled Lives	XXX	XXX	41,601,912
e. Miscellaneous Reserves	XXX	XXX	682,834,435
3. Total (gross: direct + assumed)	4,827,364,260	4,532,712,969	14,900,970,780
4. Reinsurance Ceded	4,308,427,384	4,011,882,492	14,342,263,125
5. Total (net) (3) - (4)	$ 518,936,876	$ 520,830,477	$ 558,707,655

B. Separate Account with Guarantees

Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	6,300,546,703	6,300,546,703	6,300,546,703
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	6,300,546,703	6,300,546,703	6,300,546,703
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 6,300,546,703	$ 6,300,546,703	$ 6,300,546,703

14

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 550,807,305 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 48,773 3. Exhibit 5, Disability - Active Lives Section, Total (net) 386,184 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,384,748 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,080,645 6. Subtotal 558,707,655 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 6,300,546,703 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 6,300,546,703 11. Combined Total ((6) and (10)) $ 6,859,254,358 Investments Investments in unaffiliated bonds, other than asset backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest- quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $6,687 and $97,388 excluded from surplus at December 31, 2025 and 2024. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 15

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $122,433,568 and $126,399,841 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $96,162,702 and $33,676,604, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2025, 2024 and 2023 were ($9,491,621), ($7,715,428) and ($3,207,953), respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2025, 2024 and 2023 was $2,098,767, $901,204 and $1,828,765, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($74,076,487) and ($1,820,444) as of December 31, 2025 and 2024, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0, $0 and $1,351,669 for the years ended December 31, 2025, 2024 and 2023, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2025, 2024, and 2023. See additional information on OTTI in Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 16

collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by- loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025, 2024 and 2023, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in- force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company accounted for this change as a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.. The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $119.4 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $119.4 million reflected through Cumulative Effect of Change in Accounting Principles. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 17

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024. In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company. In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2025, the NAIC adopted updates to SSAP No. 1 – Accounting Policies, Risks & Uncertainties, and Other Disclosures to require the reporting of assets held under modified coinsurance ("Modco") or funds withheld ("FWH") agreements within the restricted asset disclosure. The NAIC also adopted updates to SSAP No. 1 that require disclosure of investments held in FWH or Modco portfolios that are affiliated assets of the reinsurer. The Company adopted this guidance in 2025 and the updates are reflected in the disclosures within these Financial Statements. In 2025, the NAIC modified Appendix A-791 – Life and Health Reinsurance Agreements to clarify requirements when evaluating risk transfer for combined coinsurance and yearly renewable term (“YRT”) reinsurance arrangements. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported were reclassified. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus. In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 18

investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26 to be reported on Schedule D-1-1) or asset-backed securities (under SSAP No. 43 to be reported on Schedule D-1-2). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported on Schedule D Part 1 were reclassified to Schedule BA. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus. In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company. Recently Issued Accounting Standards In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 19

3. Investments A. Components of Net Investment Income For the years ended December 31, 2025 2024 2023 Interest income from bonds and short-term investments $ 152,006,959 $ 197,751,860 $ 217,743,428 Interest income from affiliated bonds and short-term investments 11,618,811 15,195,247 — Dividends from common and preferred stocks 1,176,237 1,054,713 244,909 Interest income from contract loans 11,407 16,347 16,073 Interest income from mortgage loans on real estate 31,786,806 32,178,948 38,351,807 Interest and dividends from other investments 39,027,287 34,216,461 24,128,880 Gross investment income 235,627,507 280,413,576 280,485,097 Less: Investment expenses 6,393,833 6,275,747 5,554,032 Less: Interest expense $ 7,890,538 $ — $ — Net investment income $ 221,343,136 $ 274,137,829 $ 274,931,065 B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments As of December 31, 2025 2024 2023 Gross unrealized capital gains $ 35,622,764 $ 25,657,990 $ 55,090,753 Gross unrealized capital losses (312,219,714) (371,997,649) (346,996,508) Net unrealized capital (losses) gains (276,596,950) (346,339,659) (291,905,755) Balance, beginning of year (346,339,659) (291,905,755) (411,649,895) Change in net unrealized capital (losses) gains on bonds and short-term investments $ 69,742,709 $ (54,433,904) $ 119,744,140 C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2025 2024 2023 Gross unrealized capital gains $ 1,771,879 $ 2,448,340 $ 1,123,927 Gross unrealized capital losses (30,098) (957,676) (233,112) Net unrealized capital gains (losses) 1,741,781 1,490,664 890,815 Balance, beginning of year 1,490,664 890,815 (4,466,187) Change in net unrealized capital gains (losses) on common and preferred stocks $ 251,117 $ 599,849 $ 5,357,002 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

D. Components of Net Realized Capital Losses

	For the years ended December 31,		
	2025	2024	2023
Bonds and short-term investments	$ (13,586,816)	$ (13,328,872)	$ (9,560,845)
Common stocks - unaffiliated	1,425,505	2,002,920	167,016
Preferred stocks - unaffiliated	(480,497)	—	—
Mortgage loans on real estate	3,586,459	(18,607,252)	(7,828,471)
Derivatives	(78,532,382)	(130,394,309)	(440,250,241)
Other invested assets	(3,221,583)	(1,724,980)	54,659,326
Other	9,779,253	—	—
Net realized capital losses	(81,030,061)	(162,052,493)	(402,813,215)
Capital loss tax expense	4,091,920	(677,642)	12,188,360
Net realized capital losses, after tax	(85,121,981)	(161,374,851)	(415,001,575)
Less: Amounts transferred to IMR	(9,491,622)	(7,715,428)	(3,207,953)
Net realized capital losses, after tax	$ (75,630,359)	$ (153,659,423)	$ (411,793,622)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2025	2024	2023
Bonds and short-term investments			
Sale proceeds	$ 2,167,009,107	$ 5,429,103,731	$3,652,187,797
Gross realized capital gains on sales	4,413,256	10,404,085	3,257,654
Gross realized capital losses on sales	(20,379,973)	(23,726,308)	(9,657,467)
Unaffiliated common and preferred stock			
Sale proceeds	23,016,291	2,501,415	25,987,746
Gross realized capital gains on sales	179,800	2,005,615	167,016
Gross realized capital losses on sales	(480,568)	—	—

Additionally, for the years ended December 31, 2025, 2024 and 2023, there were $49,580, $31,566 and $269,680 of investment income generated on 1, 1, and 9 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2025 and 2024 are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $10,092,480 and $59,581,596, respectively. The Company did not have any unrealized gains or losses during 2025 and 2024 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate swaps	$ 125,000	$ (10,540)	$ —	$ 125,000	$ (16,069)	$ —
Foreign currency swaps	17,920	(154)	(1,029)	22,324	1,523	1,362
Replication transactions						
Interest rate swaps	200,000	(43,132)	66	200,000	(45,480)	66
Credit default swaps				—	—	—
Other investment and/or Risk Management activities						
Interest rate swaps - offsetting	—	—	—	0	0	0
Macro hedge program	1,113,832	44,440	44,440	4,349,417	81,897	81,897
Total	$ 1,456,752	$ (9,386)	$ 43,477	$ 4,696,741	$ 21,871	$ 83,325

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$ 1,397	$ 2,968	$ 4,286
Foreign currency swaps and forwards	107	6	(23)
Interest rate swaps and swaptions	—	—	176
Macro hedge program	(80,037)	(133,368)	(444,681)
Total	$ (78,533)	$ (130,394)	$ (440,242)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

23

Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. As of December 31, 2025 and 2024, the Company did not hold any material credit derivatives that assume credit risk. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2025, 2024, and 2023, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2025, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and wholly-owned subsidiaries, greater than 10% of the Company's capital and surplus.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2025	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities				
Guaranteed and sponsored - excluding asset-backed	$ 519,258,337	$ —	$ (186,107,497)	$ 333,150,840
Guaranteed and sponsored - asset-backed	46,351,588	2,271,319	(3,387,031)	45,235,876
States, municipalities and political subdivisions	91,864,416	1,633,491	(6,379,975)	87,117,932
International governments	29,053,199	173,515	(192,324)	29,034,390
All other corporate - excluding asset-backed	1,558,695,179	32,810,111	(97,974,600)	1,493,530,690
All other corporate - asset-backed	747,739,426	1,931,939	(21,377,166)	728,294,199
Cash equivalents and short-term investments	122,505,472	1,269	—	122,506,741
Total bonds, cash equivalents and short-term investments	$ 3,115,467,617	$ 38,821,644	$ (315,418,593)	$ 2,838,870,668

Common Stocks As of December 31, 2025	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 8,642,494	$ 1,243,677	$ —	$ 9,886,171
Common stocks - affiliated				—
Total common stocks	$ 8,642,494	$ 1,243,677	$ —	$ 9,886,171

Preferred Stocks As of December 31, 2025	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 1,889,237	$ —	$ (38,349)	$ 1,850,888
Total preferred stocks	$ 1,889,237	$ —	$ (38,349)	$ 1,850,888

25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2024	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
Guaranteed and sponsored - excluding asset-backed	$ 517,740,761	$ —	$ (186,167,506)	$ 331,573,255
Guaranteed and sponsored - asset-backed	56,484,451	1,041,075	(7,077,378)	50,448,148
States, municipalities and political subdivisions	100,108,529	460,230	(8,457,318)	92,111,441
International governments	30,054,346	42,288	(1,155,857)	28,940,777
All other corporate - excluding asset-backed	1,763,091,651	20,450,410	(135,712,848)	1,647,829,213
All other corporate - asset-backed	964,909,426	5,794,975	(35,403,888)	935,300,513
Hybrid securities	53,583,374	1,032,880	(1,186,778)	53,429,476
Cash equivalents and short-term investments	129,396,479	29	—	129,396,508
Cash equivalents and short-term investments affiliated	440,000,000	—	—	440,000,000
Total bonds, cash equivalents and short-term investments	$ 4,055,369,017	$ 28,821,887	$ (375,161,573)	$ 3,709,029,331

Common Stocks As of December 31, 2024	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 9,204,642	$ 1,327,035		$ 10,531,677
Common stocks - affiliated	7,300,225	1,085,317		8,385,542
Total common stocks	$ 16,504,867	$ 2,412,352	$ —	$ 18,917,219

Preferred Stocks As of December 31, 2024	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 22,450,000		$ 921,688	$ 21,528,312
Total preferred stocks	$ 22,450,000	$ —	$ 921,688	$ 21,528,312

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity	Statement Value	Estimated Fair Value
Due in one year or less	$ 221,452,611	$ 217,411,039
Due after one year through five years	565,031,623	556,431,778
Due after five years through ten years	624,468,132	620,997,662
Due after ten years	1,582,956,104	1,345,699,679
Total	$ 2,993,908,470	$ 2,740,540,158

At December 31, 2025 and 2024, securities with a statement value of $4,868,203 and $4,862,867 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

26

H. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 8.22% and 7.02% for loans during 2025 and had a maximum and minimum lending rate of 8.45% and 7.80% for loans during 2024. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 76.19% and 76.19%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial. I. Restructured Debt in which the Company is a Creditor The Company had no restructured commercial mortgage loan during the year ended December 31, 2025. The Company had one restructured commercial mortgage loan during the year ended December 31, 2024. The loan had an extension on the maturity date and no loss was incurred. J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $2,619,208, $1,769,708 and $586,972 for the years ended December 31, 2025, 2024, and 2023, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $115,952,027 and $125,761,411 respectively, with maturities greater than 3 years. The liability to repurchase was $120,684,019 with a contractual maturity less than one year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $120,684,019 with a maturity date less than 360 as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $180,439,066 and $201,346,907 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $171,899,921 with a contractual maturity less than one year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $171,899,921 with a maturity date less than 360 as of December 31, 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 27

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2025, 2024 and 2023, was $0, as the Company did not participate in reverse repurchase agreements during 2025, 2024 and 2023. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $48,435,600 and $118,943,190, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,235,183 and $65,092,411, respectively, as of December 31, 2025 and 2024, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $3,039,950 and $6,547,000, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2025 and 2024 of $2,604,300 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2025 and 2024, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. L. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 28

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

December 31, 2025	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 21,997	$ 21,553	$ (444)	$ 520,393	$ 332,466	$ (187,927)	$ 542,390	$ 354,019	$ (188,371)
Guaranteed & sponsored - asset-backed	2,942	2,714	(228)	37,510	34,351	(3,159)	40,452	37,065	(3,387)
States, municipalities & political subdivisions	4,462	4,284	(178)	44,394	38,192	(6,202)	48,856	42,476	(6,380)
International governments	7,490	7,486	(4)	17,131	16,943	(188)	24,621	24,429	(192)
All other corporate - excluding asset-backed	149,368	144,487	(4,881)	768,298	674,001	(94,297)	917,666	818,488	(99,178)
All other corporate - asset-backed	97,938	97,435	(503)	250,808	231,137	(19,671)	348,746	328,572	(20,174)
Total fixed maturities	284,197	277,959	(6,238)	1,638,534	1,327,090	(311,444)	1,922,731	1,605,049	(317,682)
Common stock-unaffiliated			—	377	347	(30)	377	347	(30)
Total stocks	—	—	—	377	347	(30)	377	347	(30)
Total securities	$ 284,197	$ 277,959	$ (6,238)	$1,638,911	$1,327,437	$ (311,474)	$1,923,108	$1,605,396	$ (317,712)

December 31, 2024	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 1,617	$ 1,511	$ (106)	$516,123	$330,062	$(186,061)	$ 517,740	$ 331,573	$(186,167)
Guaranteed & sponsored - asset-backed	9,130	8,295	(835)	42,599	36,357	(6,242)	51,729	44,652	(7,077)
States, municipalities & political subdivisions	26,203	25,827	(376)	50,835	42,754	(8,081)	77,038	68,581	(8,457)
International governments	2,292	2,255	(38)	25,632	24,514	(1,118)	27,924	26,769	(1,155)
All other corporate - excluding asset-backed	357,837	345,099	(12,739)	903,228	780,254	(122,974)	1,261,065	1,125,353	(135,712)
All other corporate - asset-backed	106,185	104,325	(1,860)	412,354	378,810	(33,544)	518,539	483,135	(35,404)
Hybrid securities	1,147	1,142	(5)	16,481	15,299	(1,182)	17,628	16,441	(1,187)
Total fixed maturities	504,411	488,454	(15,957)	1,967,252	1,608,050	(359,202)	2,471,663	2,096,504	(375,159)
Common stock-unaffiliated	—	—	—	361	326	(35)	361	326	(35)
Preferred stock - unaffiliated	—	—	—	22,450	21,528	(922)	22,450	21,528	(922)
Total stocks	—	—	—	22,811	21,854	(957)	22,811	21,854	(957)
Total securities	$ 504,411	$ 488,454	$ (15,957)	$1,990,063	$1,629,904	$(360,159)	$2,494,474	$2,118,358	$(376,118)

As of December 31, 2025, fixed maturities, comprised of 502 securities, accounted for approximately 100% of the Company's total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 87% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2025 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more are primarily related to US. government agency securities, mortgage-backed securities, and corporate securities concentrated in the financial & industrial sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

As of December 31, 2024, fixed maturities, comprised of 667 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities

29

concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2024, 88% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2024 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Asset Backed Securities OTTI For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2025 and 2024. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 30

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2025 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 6,884 $ — $ 3,002 $ — 9,886 Preferred stocks - unaffiliated — 1,851 — — 1,851 Cash equivalents 121,559 — — — 121,559 Total bonds and stocks 128,443 1,851 3,002 — 133,296 Derivative assets Equity derivatives — 23 — — 23 Macro hedge program — 48,208 — — 48,208 Total derivative assets — 48,231 — — 48,231 Separate Account assets [1] 24,098,084 — — — 24,098,084 Total assets accounted for at fair value $ 24,226,527 $ 50,082 $ 3,002 $ — $ 24,279,611 b. Liabilities accounted for at fair value Derivative liabilities Macro hedge program $ — $ 3,791 $ — $ — $ 3,791 Total liabilities accounted for at fair value $ — $ 3,791 $ — $ — $ 3,791 [1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 31

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024					
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 7,089	$ —	$ 3,443	$ —	$ 10,532
Preferred stocks - unaffiliated	—	21,528	—	—	21,528
Cash equivalents	129,308	—	—	—	129,308
Total bonds and stocks	136,397	21,528	3,443	—	161,368
Derivative assets					
Interest rate derivatives	—	—	—	—	—
Macro hedge program	—	3,167	97,110	—	100,277
Total derivative assets	—	3,167	97,110		100,277
Separate Account assets [1]	23,798,019	—	—	—	$ 23,798,019
Total assets accounted for at fair value	$ 23,934,416	$ 24,695	$ 100,553	$ —	$ 24,059,664
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	$ —	$ —	$ —	$ —	$ —
Macro hedge program	—		(18,381)	—	(18,381)
Total liabilities accounted for at fair value	$ —	$ —	$ (18,381)		$ (18,381)

[1] Excludes approximately $6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management ("ERM") which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

32

Bonds, Asset Backed Securities and Stocks The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 33

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 34

either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. (Amounts in thousands) December 31, 2025 Assets accounted for at fair value on a recurring basis [1] Fair Value Predominant Valuation Method Significant Unobservable Input Minimum [6] Maximum [6] Weighted Average [2] [6] Impact of Increase in Input on Fair Value [3] CMBS [4] $ 7,250 Discounted cash flows Spread 638 bps 638 bps 638 bps Decrease Corporate [5] 237,449 Discounted cash flows Spread 82 bps 619 bps 148 bps Decrease ABS 13,767 Discounted cash flows Spread 72 bps 255 bps 47 bps Decrease [1] Includes both General Account and Separate Account investments held. [2] The weighted average is determined based on the fair value of the securities. [3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above. [4] Excludes securities for which the Company bases fair value on broker quotations. [5] Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. [6] Basis points (bps). (Amounts in thousands) December 31, 2024 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Interest rate swaptions $ 8,998 Option model Interest rate volatility 14% 37% Increase Equity options [2] $ (38,711) Option model Equity volatility 0.8% 0.8% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

(Amounts in thousands)	Fair Value as of Jan. 1, 2025	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2025
Assets									
Common stocks - unaffiliated	$ 3,443	$ —	$ —	$ —	$ —	$ —	$ (441)	$ —	$ 3,002
Total bonds and stocks	3,443	—	—	—	—	—	(441)	—	3,002
Derivatives									
Macro hedge program	78,731	—	(78,731)	—	—	—	—	—	—
Total derivatives [3]	78,731	—	(78,731)	—	—	—	—	—	—
Total assets	$ 82,174	$ —	$ (78,731)	$ —	$ —	$ —	$ (441)	$ —	$ 3,002
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

(Amounts in thousands)	Fair Value as of Jan. 1, 2024	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2024
Assets									
Common stocks - unaffiliated	$ 3,443	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives									
Macro hedge program	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total derivatives [3]	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total assets	$ 97,576	$ —	$ —	$ —	$ (124,998)	$ 73,922	$ —	$ 35,674	$ 82,174
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2025						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Issuer credit obligations	$ 1,914,214	$ 2,170,245	$ —	$ 1,653,329	$ 260,885	$ —	$ —
Asset-backed securities - unaffiliated	795,113	815,717	—	747,465	47,648	—	—
Asset-backed securities - affiliated	7,037	7,000	—	7,037	—		—
Preferred stocks - unaffiliated	1,851	1,851	—	1,851		—	—
Common stocks - unaffiliated	9,886	9,886	6,884	—	3,002	—	—
Mortgage loans	543,971	577,795	—	—	543,971	—	—
Cash, cash equivalents and short-term investments - unaffiliated	195,555	195,555	195,555	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	—	—	—	—	—	—	—
Derivative related assets	48,671	48,297	—	48,671	—	—	—
Contract loans	86,986	86,986	—	—	86,986	—	—
Surplus debentures	33,928	35,324	—	33,928	—	—	—
Capital Notes	7,652	6,960	—	7,652	—	—	—
Debt securities without credit enhancement	11,673	11,673	—	4,423	7,250	—	—
Residual tranches fixed income	10,229	9,438	—	—	10,229	—	—
Separate Account assets [1]	24,098,084	24,098,084	24,098,084	—	—	—	—
Total assets	$ 27,764,850	$ 28,074,811	$ 24,300,523	$ 2,504,356	$ 959,971	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (125,690)	$ (125,690)	$ —	$ —	$ (125,690)	$ —	$ —
Derivative related liabilities	(58,057)	$ (4,821)		(58,057)	—	—	—
Separate Account liabilities	(24,098,084)	(24,098,084)	(24,098,084)	—	—	—	—
Total liabilities	$ (24,281,831)	$ (24,228,595)	$ (24,098,084)	$ (58,057)	$ (125,690)	$ —	$ —

[1] Excludes approximately $9 million, at December 31, 2025, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,121,349	$ 3,467,973	$ —	$ 2,625,021	$ 496,328	$ —	$ —
Bonds - affiliated	18,284	18,000	—	18,284	—	—	—
Preferred stocks - unaffiliated	21,528	21,528	—	21,528	—	—	—
Common stocks - unaffiliated	10,532	10,532	7,089	—	3,443	—	—
Mortgage loans	630,965	687,494	—	—	630,965	—	—
Cash, cash equivalents and short-term investments - unaffiliated	196,656	196,656	196,567	—	89	—	—
Cash, cash equivalents and short-term investments - affiliated	440,000	440,000	—	—	440,000	—	—
Derivative related assets	101,853	101,755	—	4,653	97,102	—	—
Contract loans	86,947	86,947	—	—	86,947	—	—
Surplus debentures	40,162	41,837	—	40,162	—	—	—
Separate Account assets [1]	23,798,019	23,798,019	23,798,019	—	—	—	—
Total assets	$ 28,466,295	$ 28,870,741	$ 24,001,675	$ 2,709,648	$ 1,754,874	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (143,313)	$ (143,313)	$ —	$ —	$ (143,313)	$ —	$ —
Derivative related liabilities	(79,983)	(18,431)	—	(59)	(18,431)	—	—
Separate Account liabilities	(23,798,019)	(23,798,019)	(23,798,019)	—	—	—	—
Total liabilities	$ (24,021,315)	$ (23,959,763)	$ (23,798,019)	$ (59)	$ (161,744)	$ —	$ —

[1] Excludes approximately $6 million, at December 31, 2024, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2025 and 2024 the Company had no investments where it was not practicable to estimate fair value.

38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

	2025		
	Ordinary	Capital	Total
(a) Gross DTA	$ 186,791,368	$ 706,889	$ 187,498,257
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	186,791,368	706,889	187,498,257
(d) Deferred tax assets nonadmitted	60,622,824	—	60,622,824
(e) Subtotal net admitted deferred tax assets	126,168,544	706,889	126,875,433
(f) Deferred tax liabilities	34,144,132	29,189,468	63,333,600
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 92,024,412	$ (28,482,579)	$ 63,541,833

2

	2025		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	62,978,305	563,528	63,541,833
(1) DTAs expected to be realized after the balance sheet date	62,978,305	563,528	63,541,833
(2) DTAs allowed per limitation threshold	XXX	XXX	100,942,995
(c) DTAs offset against DTLs	63,190,239	143,361	63,333,600
(d) DTAs admitted as a result of application of SSAP No. 101	$ 126,168,544	$ 706,889	$ 126,875,433

3

(a) Ratio % used to determine recovery period and threshold limitation	876%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	672,953,299

4

	2025	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 186,791,368	$ 706,889
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 126,168,544	$ 706,889
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	— %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	2024		
	Ordinary	Capital	Total
(a) Gross DTA	$ 173,772,013	$ 1,168,019	$ 174,940,032
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	173,772,013	1,168,019	174,940,032
(d) Deferred tax assets nonadmitted	47,701,886	—	47,701,886
(e) Subtotal net admitted deferred tax assets	126,070,127	1,168,019	127,238,146
(f) Deferred tax liabilities	35,043,715	36,430,719	71,474,434
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 91,026,412	$ (35,262,700)	$ 55,763,712

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2

	2024		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	54,747,910	1,015,802	55,763,712
(1) DTAs expected to be realized after the balance sheet date	54,747,910	1,015,802	55,763,712
(2) DTAs allowed per limitation threshold	XXX	XXX	85,630,275
(c) DTAs offset against DTLs	71,322,217	152,217	71,474,434
(d) DTAs admitted as a result of application of SSAP No. 101	$ 126,070,127	$ 1,168,019	$ 127,238,146

3

(a) Ratio % used to determine recovery period and threshold limitation	691%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	570,868,502

4

	2024	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 173,772,013	$ 1,168,019
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 126,070,127	$ 1,168,019
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	1 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2025		
	Ordinary	Capital	Total
(a) Gross DTA	$ 13,019,355	$ (461,130)	$ 12,558,225
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	13,019,355	(461,130)	12,558,225
(d) Deferred tax assets nonadmitted	12,920,938	—	12,920,938
(e) Subtotal net admitted deferred tax assets	98,417	(461,130)	(362,713)
(f) Deferred tax liabilities	(899,583)	(7,241,251)	(8,140,834)
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 998,000	$ 6,780,121	$ 7,778,121

2

	Change During 2025		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	8,230,395	(452,274)	7,778,121
(1) DTAs expected to be realized after the balance sheet date	8,230,395	(452,274)	7,778,121
(2) DTAs allowed per limitation threshold	XXX	XXX	15,312,720
(c) DTAs offset against DTLs	(8,131,978)	(8,856)	(8,140,834)
(d) DTAs admitted as a result of application of SSAP No. 101	$ 98,417	$ (461,130)	$ (362,713)

3

(a) Ratio % used to determine recovery period and threshold limitation	185%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	$102,084,797

40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4

	Change During 2025	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 13,019,355	$ (461,130)
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 98,417	$ (461,130)
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	(1)%	— %

B. DTLs are not recognized for the following amounts:

Not Applicable.

C. Significant Components of Income Taxes Incurred

1.

The components of current income tax (benefit)/expense are as follows:	2025	2024	Change
(a) Federal	$ 41,633,472	$ (8,545,006)	$ 50,178,478
(b) Foreign	—	—	—
(c) Subtotal	41,633,472	(8,545,006)	50,178,478
(d) Federal income tax on net capital gains	4,091,920	(677,642)	4,769,562
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$ 45,725,392	$ (9,222,648)	$ 54,948,040

2.

The main components of the period end deferred tax amounts and the change in those components are as follows:	2025	2024	Change
DTA: Ordinary			
Policyholder reserves	$ 38,053,331	$ 42,417,756	$ (4,364,425)
Deferred acquisition costs	119,929,448	110,832,496	9,096,952
Compensation and benefits	1,869	287	1,582
Investments		433,811	(433,811)
Net operating loss carryforward	8,711,268	—	8,711,268
Tax credit carryforward	13,954,532	14,127,915	(173,383)
Other	6,140,920	5,959,748	181,172
Subtotal: DTA Ordinary	186,791,368	173,772,013	13,019,355
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	186,791,368	173,772,013	13,019,355
Nonadmitted ordinary DTA	60,622,824	47,701,886	12,920,938
Admitted ordinary DTA	126,168,544	126,070,127	98,417
DTA: Capital			
Investments	706,889	1,168,019	(461,130)
Subtotal: DTA Capital	706,889	1,168,019	(461,130)
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	706,889	1,168,019	(461,130)
Nonadmitted capital DTA	—	—	—
Admitted capital DTA	706,889	1,168,019	(461,130)
Total Admitted DTA	$ 126,875,433	$ 127,238,146	$ (362,713)

41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary			
Investments	$ 33,999,815	$ 33,840,731	$ 159,084
Deferred and uncollected premium	—	—	—
Policyholder reserves	—	1,191,888	(1,191,888)
Other	144,317	11,096	133,221
Gross DTL ordinary	34,144,132	35,043,715	(899,583)
DTL: Capital			
Investments	29,189,468	36,430,719	(7,241,251)
Other	—	—	—
Gross DTL capital	29,189,468	36,430,719	(7,241,251)
Total DTL	63,333,600	71,474,434	(8,140,834)
Net adjusted DTA/(DTL)	$ 63,541,833	$ 55,763,712	$ 7,778,121
Adjust for the change in deferred tax on unrealized gains/losses			(7,909,230)
Adjust for the change in nonadmitted deferred tax			12,920,938
Adjusted change in net deferred Income Tax			$ 12,789,829

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2025 Tax effect	% of Pre-tax income $ (93,097,317)	2024 Tax effect	% of Pre-tax income $ 7,240,778	2023 Tax effect	% of Pre-tax income $ 48,298,991
Statutory tax	$ (19,550,437)	21.00 %	$ 1,520,563	21.00 %	$ 10,142,788	21.00 %
Tax preferred investments	(12,953,662)	13.91 %	(13,047,890)	(180.20)%	(17,031,728)	(35.26)%
Interest maintenance reserve	13,122,071	(14.10)%	(1,427,199)	(19.71)%	(856,738)	(1.77)%
Amortization of inception gain	(8,104,300)	8.71 %	(3,454,265)	(47.71)%	(3,454,265)	(7.15)%
VA Hedge gains reported in surplus	13,012,081	(13.98)%	(1,073,404)	(14.82)%	14,478,051	29.98 %
Prior period adjustments	88,507	(0.10)%	9,563	0.13 %	(593,187)	(1.23)%
Deferred Gain	48,825,374	(52.45)%	—	— %		— %
Change in deferred tax on non-admitted assets	(247,510)	0.27 %	37,996	0.52 %	(54,419)	(0.11)%
Foreign related investments	(2,219,900)	2.38 %	(2,528,000)	(34.91)%	(3,002,000)	(6.22)%
All other	963,339	(1.02)%	270,061	3.73 %	(262,535)	(0.56)%
Total statutory income tax	32,935,563	(35.38)%	(19,692,575)	(271.97)%	(634,033)	(1.32)%
Federal and foreign income taxes incurred	45,725,392	(49.12)%	(9,222,648)	(127.37)%	32,086,803	66.43 %
Change in net deferred income taxes	(12,789,829)	13.74 %	(10,469,927)	(144.60)%	(32,720,836)	(67.75)%
Total statutory income tax	$ 32,935,563	(35.38)%	$ (19,692,575)	(271.97)%	$ (634,033)	(1.32)%

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2025, the Company had $41,482,229 of net operating loss carryforwards, and $13,954,532 of foreign tax credit carryovers which expire between 2029 and 2035.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	–
2024	–
2023	–

42

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025. F. Consolidated Federal Income Tax Return 1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company (For the period January 1, 2025 - July 1, 2025) Talcott Resolution Life and Annuity Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date. Not Applicable. H. Repatriation Transition Tax (RTT) Not Applicable. I. Alternative Minimum Tax (AMT) Credit Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $76,185,846 and $24,604,927 respectively, as of December 31, 2025 and $65,644,758 and $85,525,728 respectively, as of December 31, 2024.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserve for future benefits	$ 19,014,136,416	$ 386,919,370	$ (16,438,003,980)	$ 2,963,051,806
Liability for deposit-type contracts	603,067,250	413,934	(477,791,106)	125,690,078
Policy and contract claim liabilities	199,070,797	12,029,516	(190,556,757)	20,543,556
Premium and annuity considerations	701,686,251	45,092,751	(9,603,103,431)	(8,856,324,429)
Annuity benefits	380,334,745	5,333,743	(221,349,409)	164,319,079
Death, disability and other benefits	1,190,497,042	69,021,385	(1,255,314,371)	4,204,056
Surrenders and other fund withdrawals	2,713,097,288	166,443,910	(2,243,694,135)	635,847,063

2024	Direct	Assumed	Ceded	Net
Aggregate reserve for future benefits	$ 19,042,528,013	$ 405,615,588	$ (15,214,130,587)	$ 4,234,013,014
Liability for deposit-type contracts	657,180,562	432,390	(514,300,212)	143,312,740
Policy and contract claim liabilities	234,711,671	11,530,140	(227,268,697)	18,973,114
Premium and annuity considerations	739,626,216	48,748,921	(715,899,055)	72,476,082
Annuity benefits	386,739,099	5,360,813	(198,027,504)	194,072,408
Death, disability and other benefits	1,352,584,345	59,511,745	(1,412,987,316)	(891,226)
Surrenders and other fund withdrawals	2,807,056,045	175,749,681	(1,617,443,705)	1,365,362,021

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,910,472,242	$ 430,711,040	$ (14,902,548,096)	$ 4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Annuity Benefits	392,489,618	7,122,853	(192,681,062)	206,931,409
Death, disability and other benefits	1,207,941,612	73,620,906	(1,277,266,621)	4,295,897
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

44

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2025, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $11.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2024, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.2 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $3.4 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $20,106,744 in 2025, a decrease of $850,632 from the 2024 balance of $20,957,376. The total amount of reinsurance credits taken for this agreement was $25,451,575 in 2025, a decrease of $1,076,749 from the 2024 balance of $26,528,324. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $13.2 million, and $13.2 million in 2025, 2024 and 2023, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $3.3 million, and $3.3 million in 2025, 2024, and 2023, respectively. B. Reinsurance with Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded interest maintenance reserve balances totaling $96 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 45

million and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $96 million. The Company also recorded negative ceded premiums totaling $10.6 billion, partially offset by reserve adjustments on reinsurance of $10.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $190 million (before tax). On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TL (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company reinsured certain variable annuity and payout reserves to TL. As a result, the Company recorded reserve credits for insurance reserves totaling $1.1 billion ceded on a coinsurance basis and ceded IMR balances totaling $21 million. The Company also recorded ceded premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves ceded on a modified coinsurance basis. As a result of the reinsurance, the Company recognized an after-tax deferred gain in surplus of $233 million which will be amortized into the Summary of Operations over the life of the business. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 46

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, intercompany lending, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $33,283,192 and $40,249,340 as payable to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements. Effective March 31, 2025, TLA entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TL) lending and borrowing amount permitted under the agreement for the Company is $1 billion. On December 31, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026. On November 17, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest. On September 30, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest. On July 1, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest. On March 31, 2025, TLA loaned $440 million to Talcott Financial Group ("TFG") under the Cash Management Agreement. The original interest rate of this loan was 4.92% and the maturity date was July 9, 2025. On June 5, 2025, $140 million was repaid to TLA with accrued interest and the loan was cancelled and reissued as a $300 million loan to TFG under the Cash Management Agreement. The interest rate at reissuance was 4.78% and the original maturity date was September 30, 2025. The loan was repaid with accrued interest on July 1, 2025. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200 million in aggregate to the affiliates. TLA may also borrow a total of $600 million consisting of $200 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025. On October 15, 2024, TLA loaned $140 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.21% and the maturity date was October 14, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024. The loan was repaid on October 15, 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 47

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL and TLA. Effective March 31, 2025, the aggregate lending and borrowing amount permitted under the agreement was amended from $1 billion to a total of $500 million. There are currently no advances outstanding. In July 2025, TL contributed 100% of the issued and outstanding shares of Talcott Resolution International Life Reassurance Company ("TIL"), valued at $13,311,343, to the Company. In July 2025, TL distributed 100% of the issued and outstanding shares of the Company to TR Re, which then became the Company's direct parent. An extraordinary dividend in the amount of $8,546,001 on July 1, 2025 was distributed by the Company, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. On December 24, 2024, TLA paid a dividend of $275,000,000 to Talcott Resolution Life Insurance Company ("TL"), the Company's parent at the time. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent at the time. In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent at the time, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 13. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial. As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 48

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1. The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

   State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $184,000,000 and $157,000,000, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

   a. Aggregate Totals

      1. As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	2,914,900	2,914,900	—
c.	Activity Stock	—	—	—
d.	Excess Stock	87,500	87,500	—
e.	Aggregate Total (a+b+c+d)	3,002,400	3,002,400	—
f.	Actual or estimated borrowing capacity as determined by the insurer	184,000,000	184,000,000	—

      2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,254,300	3,254,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,254,300	3,254,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	157,000,000	157,000,000	—

49

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2025

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption			
				3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —		$ —	$ —	$ —	$ —
2	Class B	3,002,400	2,914,806	87,594	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 90,780,508	$ 96,444,026	$ —
2	Current Year General Account: Total Collateral Pledged	90,780,508	96,444,026	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	94,656,248	104,427,367	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	93,683,964	103,248,363	$ —
2	Current Year General Account Maximum Collateral Pledged	93,683,964	103,248,363	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	107,289,771	115,082,140	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2025 and 2024.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2025 and 2024.

50

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For additional information on dividends paid in 2023, 2024 and 2025 see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $74,999,714 in 2026. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2025 2024 Unrealized capital losses, gross of tax $ 103,155,879 $ 50,211,598 Asset valuation reserve (122,433,569) (126,399,841) Nonadmitted asset values (91,520,600) (63,921,401) Separate Account expense allowance 4,156,155 23,568,381 11. Separate Accounts The Company maintained Separate Account assets totaling $24,106,820,931, $23,803,924,174 as of December 31, 2025 and 2024 respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $24,106,820,931 and $23,803,924,174, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $453,919,629, $466,445,205 and $458,449,252 for the years ended December 31, 2025, 2024 and 2023, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 51

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of the Separate Accounts as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2025	$ —	$ —	$ —	$ 274,514,493	$ 274,514,493
Reserves at year-end:					
For accounts with assets at:					
Fair value	$ —	$ —	$ —	$24,065,027,892	$24,065,027,892
Amortized cost	—	—	—	—	—
Total reserves	$ —	$ —	$ —	$24,065,027,892	$24,065,027,892
By withdrawal characteristics:					
Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
With market value adjustment	—	—	—	—	—
At book value without market value adjustment and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	23,773,204,010	23,773,204,010
At book value without market value adjustment and with surrender charge of less than 5%	—	—	—	74,242,486	74,242,486
Subtotal	—	—	—	23,847,446,496	23,847,446,496
Not subject to discretionary withdrawal	—	—	—	217,581,396	217,581,396
Total	$ —	$ —	$ —	$24,065,027,892	$24,065,027,892

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2025	December 31, 2024	December 31, 2023
Transfer to Separate Accounts	274,514,493	$ 282,662,034	$ 254,614,683
Transfer from Separate Accounts	2,822,904,439	2,836,264,001	2,394,979,793
Net Transfer from Separate Accounts	(2,548,389,946)	(2,553,601,967)	(2,140,365,110)
Internal exchanges and other Separate Account activity	(26,484,579)	(7,574,602)	(4,196,019)
Transfer from Separate Accounts on the Statements of Operations	$ (2,574,874,525)	$ (2,561,176,569)	$ (2,144,561,129)

12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively "Talcott Resolution") were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system ("MOVEit Cybersecurity Incident"). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services ("PBI"), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys' fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict

52

Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2025, 2024, and 2023. The Company had immaterial guaranty fund receivables as of December 31, 2025 and 2024, respectively. C. Contingent Commitments As of December 31, 2025 and 2024, the Company has outstanding commitments totaling $558,686,348 and $291,031,590, respectively, of which $354,924,577 and $188,731,161, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $14,665,731 and $46,729,149, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $189,096,040 and $55,571,280 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2024 and December 31, 2023, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 53

D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $895,060, $995,636 and $723,965 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events On January 28, 2026, the Company executed a funding agreement with a special purpose vehicle for $250 million, with the same effective date, when the initial funding occurred. Funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes. The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the date the agreements were funded. On February 2, 2026, the Company paid down $250 million of the $300 million cash management agreement loan from TLI. See Note 7. Related Party Transactions for further detail on the loan. The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 54

Investment income earned: U.S. government bonds $ 11,319,964 Bonds exempt from U.S. tax — Other bonds (unaffiliated) 134,186,672 Bonds of affiliates 1,475,172 Preferred stocks (unaffiliated) (12,075) Preferred stocks of affiliates — Common stocks (unaffiliated) 1,188,312 Common stocks of affiliates — Mortgage loans 31,786,806 Real estate — Contract loans 11,407 Cash, cash equivalents and short-term investments 16,643,962 Derivative instruments (7,675,498) Other invested assets 52,835,884 Aggregate write-ins for investment expense (6,133,099) Gross investment income 235,627,507 Less: Investment expenses 14,284,371 Net investment income $ 221,343,136 Real estate owned - book value less encumbrances: $ — Mortgage loans - book value: Farm mortgages $ — Mezzanine mortgages — Commercial mortgages 577,794,520 Total mortgage loans $ 577,794,520 Mortgage loans by standing - book value: Good standing $ 577,794,520 Good standing with restructured terms — Interest overdue more than 90 days — Not in foreclosure — Foreclosure in process — Other long-term assets - statement value: $ 603,880,764 Collateral loans: $ — Bonds, cash equivalents and stock of parent, subsidiaries and affiliates - book value: Bonds $ 8,712,860 Preferred stocks — Common stocks 16,142,964 Bonds, cash equivalents and short-term investments by class and maturity: By maturity - statement value Due within one year or less $ 221,964,957 Over 1 year through 5 years 567,096,139 Over 5 years through 10 years 620,261,206 Over 10 years through 20 years 670,597,514 Over 20 years 913,988,653 No maturity Date — Total by maturity (1) $ 2,993,908,469 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 55

By class - statement value Class 1 $ 1,850,976,598 Class 2 1,116,318,149 Class 3 22,460,429 Class 4 1,074,083 Class 5 3,077,263 Class 6 1,947 Total by class (1) $ 2,993,908,469 Total publicly traded $ 1,842,685,647 Total privately placed 1,151,222,822 Total by major type (1) $ 2,993,908,469 (1) Excludes money market investments of $121,559,149 that have not been rated by the SVO and/or have not received exempt status. Investment balances: Preferred stocks - statement value $ 1,850,888 Common stocks - statement value 9,886,171 Short-term investments - statement value 946,363 Options, caps, floors, collars, swaps and forwards open - statement value 43,476,283 Futures open - fair value — Cash on deposit 73,049,108 Cash equivalents 121,559,149 Life insurance in force (in thousands): Industrial $ — Ordinary 107,654,070 Credit life — Group life 115,500 Amount of accidental death insurance in force under (in thousands): Ordinary policies $ 113,327 Policies with disability provisions in force (in thousands): Industrial $ — Ordinary 3,551,636 Credit life — Group life — Supplemental contracts in force: Ordinary - not involving life contingencies Amount on deposit $ — Income payable — Ordinary - involving life contingencies Amount on deposit $ — Income payable 254,818 Group - not involving life contingencies Amount on deposit $ — Income payable — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 56

Group - involving life contingencies Amount on deposit $ — Income payable — Annuities: Ordinary: Immediate - amount of income payable $ 141,535,643 Deferred fully paid: account balance 759,590,435 Deferred not fully paid: account balance 17,827,822 Group: Immediate - amount of income payable $ 17,899 Deferred fully paid: account balance 129,795,713 Deferred not fully paid: account balance — Accident and health insurance-premiums in force: Group $ — Credit — Other 130,831 Deposit funds and dividend accumulations: Deposit funds - account balance $ 9,278,721 Dividend accumulations - account balance 1,394,797 Claim payments (in thousands): Group accident and health 2025 — 2024 — 2023 — 2022 — 2021 — Prior — Other accident and health 2025 2 2024 2 2023 — 2022 — 2021 — Prior 105 Other coverages that use development methods to calculate claim reserves 2025 — 2024 — 2023 — 2022 — 2021 — Prior — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 57

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement	
Investment Categories	Amount	Percentage	Amount	Percentage
1. Issuer Credit Obligations				
1.01 U.S. Government Obligations	$519,262,120	11.40	$519,262,120	11.40
1.02 All Other Government Obligations	0	0.00	0	0.00
1.03 Non-U.S. Sovereign Jurisdiction Securities	29,053,199	0.60	29,053,199	0.60
1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	9,117,203	0.20	9,117,203	0.20
1.05 Municipal Bonds - special revenue	82,747,214	1.80	82,747,214	1.80
1.06 Project finance bonds issued by operating entities	2,753,452	0.10	2,753,452	0.10
1.07 Corporate bonds	1,432,988,390	31.20	1,432,988,390	31.30
1.08 Mandatory convertible bonds	0	0.00	0	0.00
1.09 Single entity backed obligations	43,674,468	1.00	43,674,468	1.00
1.10 SVO-Identified bond exchange traded funds - fair value	0	0.00	0	0.00
1.11 SVO-Identified bond exchange traded funds - systematic value	0	0.00	0	0.00
1.12 Bonds Issued By Funds Representing Operating Entities	50,652,477	1.10	50,652,477	1.10
1.18 Total Issuer Credit Obligations	2,170,248,523	47.40	2,170,248,523	47.50
2. Asset-backed securities				
2.01 Asset-backed securities, Financial asset-backed securities - self liquidating	803,673,344	17.60	803,673,344	17.60
2.02 Asset-backed securities, Financial asset-backed securities - not self-liquidating	0	0.00	0	0.00
2.03 Asset-backed securities, Non-financial asset-backed securities	19,040,279	0.40	19,040,279	0.40
2.04 Total Asset-backed Securities	822,713,623	18.00	822,713,623	18.00
3. Preferred Stocks				
3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	1,850,888	0.00	1,850,888	0.00
3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	0	0.00	0	0.00
3.03 Total Preferred Stocks	1,850,888	0.00	1,850,888	0.00
4. Common Stocks				
4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	0	0.00	0	0.00
4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	3,002,401	0.10	3,002,401	0.10
4.04 Common stocks, Parent, subsidiaries and affiliates - other	16,142,964	0.30	0	0.00
4.05 Common Stocks, Mutual Funds	6,883,770	0.20	6,883,770	0.20
4.09 Total Common Stocks	26,029,135	0.60	9,886,171	0.30
5. Mortgage Loans				
5.01 Farm Mortgages	0	0.00	0	0.00
5.02 Residential Mortgages	0	0.00	0	0.00
5.03 Commercial Mortgages	577,794,520	12.60	577,794,520	12.70
5.04 Mezzanine Real Estate Loans	0	0.00	0	0.00
5.05 Total Valuation Allowance	0	0.00	0	0.00
5.06 Total Mortgage Loans	577,794,520	12.60	577,794,520	12.70
6. Real Estate				
6.01 Properties Occupied by Company	0	0.00	0	0.00
6.02 Properties Held for Production of Income	0	0.00	0	0.00
6.03 Properties Held for Sale	0	0.00	0	0.00
6.04 Total Real Estate	0	0.00	0	0.00
7. Cash, Cash Equivalents, and Short-Term Investments::				
7.01 Cash	73,049,108	1.60	73,049,108	1.60
7.02 Cash Equivalents	121,559,149	2.70	121,559,149	2.70
7.03 Short-Term Investments	946,323	0.00	946,323	0.00
6.04 Total Cash, Cash Equivalents, and Short-Term Investments	195,554,580	4.30	195,554,580	4.30
8. Contract Loans	86,985,968	1.90	86,985,968	1.90
9. Derivatives	48,296,942	1.10	48,296,942	1.10
10. Other Invested Assets	603,880,764	13.20	603,880,764	13.30
11. Receivables for Securities	1,213,653	0.00	1,139,524	0.00
12. Securities Lending	0	0.00	0	0.00
13. Other Invested Assets	39,094,280	0.90	39,094,280	0.90
14. Total Invested Assets	$4,573,662,876	100.00	$4,557,445,783	100.00

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Reinsurance Credit 1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791. 2. The Company has 9 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases. 3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact. 4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R. 5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP. 6. Not applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES DECEMBER 31, 2025 65